UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09221

Community Capital Trust

(Exact name of Registrant as specified in charter)

2500 Weston Road

Suite 101

Weston, FL 33331

(Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire

Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2022

Date of reporting period: May 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) is attached hereto.

Annual Report 2022

COMMUNITY CAPITAL TRUST

May 31, 2022

CCM ALTERNATIVE INCOME FUND (THE “FUND”)

1

Dear Shareholder:

On behalf of the Board of Trustees of The Community Capital Trust, I am pleased to present the CCM Alternative Income Fund (the “Fund”) Annual Report to Shareholders for the year ended May 31, 2022.

We applaud the disciplined and productive efforts of Community Capital Management, LLC, registered investment advisor to the Fund, and we thank you, our shareholders.

Sincerely,

John Taylor

Chairman, Board of Trustees

2	CCM Alternative Income Fund

TABLE OF CONTENTS

Letter to Shareholders	1
Manager’s Discussion & Analysis	3
Fund Profile	4
Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Statement of Cash Flows	17
Financial Highlights	19
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	38
Notice to Shareholders	40
Trustees and Officers	41
Approval of Advisory Agreement	44

3

Manager’s Discussion & Analysis (Unaudited) May 31, 2022

For the twelve months ended May 31, 2022, the stock market (as measured by the S&P 500 Index) returned -0.32% and the bond market (as measured by the Bloomberg U.S. Aggregate Bond Index) returned -8.22%. Calendar year-to-date, the stock market returned -12.76% and the bond market returned -8.92%.

The fiscal year ended May 31, 2022 closed with high inflation, higher interest rates and a tight labor market. After gains in both stocks and bonds in 2021, investor concerns around the eroding effects of inflation drove capital flows away from both markets through the first 5 months of 2022. This contributed to a steep rise in interest rates with the 2-, 5-, and 10-year U.S. Treasury yields rising 239 basis points (“bps”), 202 bps, and 127 bps respectively over the trailing year.

During the twelve-month period ended May 31, 2022, the Fund returned 5.41% and its 30-day Securities and Exchange Commission (“SEC”) yield was 3.66%.

Equity markets continued to experience record low volatility through the end of calendar 2021. However, during the first five months of 2022, volatility rose significantly as inflation began rising and the war in Ukraine broke out. Equity markets rallied through December 2021 before violently selling off through May of 2022 as the Federal Reserve began raising rates and equity valuations normalized from recent highs. Commodities benefited as global supply chains remained largely disrupted. The war in Ukraine further exacerbated many of the supply constraints across commodities. Rising inflation resulted in a continuation of the sell-off in U.S. Treasuries as the prospects for further rate increases and Fed balance sheet normalization dramatically increased.

The Fund benefited from its high allocation to defensive, dividend paying stocks. As concerns about a slowing economy picked up during the start of 2022, defensive value-oriented stocks also performed well. The Fund further benefited from its equity market and duration hedges given the weakness in the bond and equity markets. However, those gains were partially offset by losses in the Fund’s preferred stock and bond holdings.

The Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

4	CCM Alternative Income Fund

Fund Profile (Unaudited) May 31, 2022

Annual Total Returns	One Year Ended May 31, 2022	Five Years Ended May 31, 2022	Inception to Date
CCM Alternative Income Fund — Institutional Shares	5.41%	3.09%	2.78%*
FTSE 3-Month Treasury Bill Index	0.13%	1.09%	0.67%*

*	Commenced operations on May 31, 2013. Index return is based on Institutional Shares inception date.

The above illustration compares a $10,000 investment made in the Fund to the FTSE 3-Month Treasury Bill Index. The FTSE 3-Month Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

5

Top Ten Holdings*
(% of Net Assets)
FHA Project Loan, 07/01/2047	6.56%
Enviva	5.82%
Washoe County, 02/01/2040	3.41%
WP Carey	3.14%
USDA Loan, 12/01/2047	3.14%
Bristol-Myers Squibb	2.85%
USDA Loan, 06/25/2038	2.80%
Global X S&P 500 Covered Call ETF	2.79%
NextEra Energy Partners	2.54%
Miami-Dade County, 04/01/2040	2.49%
35.54%

*Excludes Short-Term Investments.

Asset Allocation**
(% of Net Assets)
Communication Services	4.41%
Consumer Discretionary	5.25%
Consumer Staples	4.89%
Energy	5.82%
Exchange - Traded Funds	4.60%
FGLMC Single Family	0.01%
FHA Project Loans	7.38%
Financials	15.09%
FNMA Multifamily	1.22%
GNMA Multifamily	1.54%
Health Care	6.80%
Industrials	1.24%
Information Technology	1.88%
Money Market Fund	2.67%
Municipal Bonds	16.97%
Other Asset-Backed Securities	5.73%
Real Estate	8.78%
Small Business Administration	0.04%
USDA Loan	5.94%
Utilities	7.96%
Liabilities in Excess of Other Assets	(8.22)%
100.00%

**Excludes derivatives held in the Fund.

6	CCM Alternative Income Fund

Expenses (Unaudited) May 31, 2022

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2021 and held for the six-month period ended May 31, 2022.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period* December 1, 2021 Through May 31, 2022
Actual	Institutional Shares Shares	$1,000.00	$1,027.70	$8.95
Hypothetical (5% return before expenses)	Institutional Shares Shares	$1,000.00	$1,016.11	$8.90

*	Expenses are equal to the annualized expense ratio of 1.77%, including prime broker fees on short sales, for Institutional Shares multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 2.77% for the period December 1, 2021 to May 31, 2022.

7

Schedule of Investments May 31, 2022

	Shares	Value
COMMON STOCK - 53.36%
Communication Services - 4.41%
AT&T (a)	23,425	$498,718
Omnicom Group	2,900	216,369
Verizon Communications (a)	8,600	441,094
		1,156,181
Consumer Discretionary - 3.04%
Franchise Group	5,000	198,350
Jack in the Box	2,450	167,335
Restaurant Brands International	8,200	430,582
		796,267
Consumer Staples - 4.89%
Coca-Cola Femsa (b)	4,200	250,530
Mondelez International, Cl A (b)	7,500	476,700
Unilever	11,500	555,795
		1,283,025
Energy - 5.82%
Enviva (a)(b)	19,600	1,526,644

Financials - 9.74%
Fidelity National Financial	10,800	456,840
Financial Institutions	12,000	337,800
JPMorgan Chase	2,200	290,906
Lincoln National Corp.	2,700	156,411
Manulife Financial Corp.	18,500	342,805
Principal Financial Group (a)	6,300	459,459
Toronto-Dominion Bank (b)	6,700	511,009
		2,555,230
Health Care - 6.80%
Bristol-Myers Squibb (a)(b)	9,900	746,955
Cardinal Health (b)	4,300	242,176
Cigna Corp. (b)	500	134,145
Merck (b)	4,200	386,526
Organon (b)	7,220	274,071
		1,783,873
Industrials - 1.24%
Parker-Hannifin Corp.	1,200	326,604

Information Technology - 1.88%
Broadcom (b)	850	493,111

Real Estate - 8.78%
American Tower Corp. (c)	1,200	307,356
Healthcare Trust of America, Cl A (c)	10,000	300,500
Highwoods Properties (c)	10,000	392,900
Realty Income (c)	7,000	477,540
WP Carey (c)	9,800	824,572
		2,302,868
Utilities - 6.76%
Clearway Energy, Cl A	14,000	455,840
CMS Energy Corp. (b)	5,000	355,200
Dominion Energy (b)	3,500	294,770

The accompanying notes are an integral part of the financial statements.

8	CCM Alternative Income Fund

	Shares	Value
COMMON STOCK — continued
NextEra Energy Partners	9,300	$666,345
		1,772,155
TOTAL COMMON STOCK
(Cost $12,788,253)		13,995,958

	Principal Amount
MUNICIPAL BONDS - 16.97%
California - 2.22%
Rancho Cucamonga Redevelopment Successor Agency, Ser B, TA, NATL
6.262%, 09/01/2031	$250,000	281,720
Tuolumne Wind Project Authority, Ser B, RB
6.918%, 01/01/2034 (a)	250,000	301,464
		583,184

Florida - 2.49%
Miami-Dade County, RB, AGM
7.500%, 04/01/2040	500,000	654,062

Georgia - 1.64%
Atlanta Development Authority, RB
5.350%, 01/01/2035 (a)	400,000	428,729

Illinois - 1.79%
Bedford Park Village, Ser B, RB, AGM
Callable 12/01/2023 @ 100
6.570%, 12/01/2030 (a)	445,000	469,068

Maryland - 2.62%
Baltimore, TA
5.375%, 09/01/2025	190,000	189,888
Baltimore, TA
Callable 09/01/2025 @ 100
5.375%, 09/01/2030 (a)	500,000	498,593
		688,481

Nevada - 3.41%
Washoe County, RB
7.969%, 02/01/2040 (a)	675,000	894,274

New Jersey - 2.01%
New Jersey State Economic Development Authority, Ser A2, RB, AGC
6.310%, 07/01/2026	495,000	527,212

Washington - 0.79%
King County Housing Authority, RB
Callable 07/22/2022 @ 100
6.375%, 12/31/2046	205,000	207,197

TOTAL MUNICIPAL BONDS
(Cost $4,322,885)		4,452,207

The accompanying notes are an integral part of the financial statements.

9

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.13%
FGLMC Single Family - 0.01%
Pool FHR 2106, IO, 7.18%, 12/15/2028 (d)	$17,678	$1,638

FHA Project Loans - 7.38%
Pool Robin Ridge, 5.75%, 01/01/2035 (e) (f)	90,556	90,008
Pool 023-98146, 6.51%, 07/01/2047 (e) (f)	1,739,249	1,721,015
Pool A35272, 6.95%, 11/01/2025 (e) (f)	125,096	124,456
		1,935,479

FNMA Multifamily - 1.22%
Pool 464296, 5.86%, 01/01/2028	302,719	319,423

GNMA Multifamily - 1.54%
Pool 699710, 5.43%, 07/15/2044	366,325	365,975
Pool 2010-68, IO, 5.65%, 06/20/2040 (d)	249,079	38,350
		404,325

Small Business Administration - 0.04%
Pool 2008-20C, 5.49%, 03/01/2028	10,286	10,512

USDA Loan - 5.94%
Pool Ryze, 5.25%, 06/25/2038 (e) (f)	734,580	734,580
Pool Grand Prairie Apartments, 5.95%, 12/01/2047	764,923	824,281
		1,558,861
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,476,603)		4,230,238

ASSET-BACKED SECURITIES - 5.73%
Other Asset-Backed Securities - 5.73%
Dividend Solar Loans
3.67%, 08/22/2039 (g)	261,290	253,149
FREED ABS Trust
3.03%, 05/18/2029 (g)	211,217	210,610
HSI Asset Securitization Corp Trust
1.79%, ICE LIBOR USD 1 Month + 0.780%, 11/25/2035 (d)	125,281	120,907
Mill City Solar Loan
4.34%, 03/20/2043 (g)	312,676	308,941
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (g)	52,953	51,127
4.01%, 06/22/2043 (g)	59,776	58,364
Oportun Funding
3.25%, 06/15/2029 (g)	228,845	227,049
TES
4.33%, 10/20/2047 (g)	286,264	272,187
TOTAL ASSET-BACKED SECURITIES
(Cost $1,498,386)		1,502,334

CORPORATE BONDS - 4.84%
Consumer Discretionary - 2.21%
Conservation Fund A Nonprofit Corp.
3.47%, 12/15/2029 (a)	250,000	232,844
Howard University
5.21%, 10/01/2052	150,000	138,712
Salvation Army
5.68%, 09/01/2031	100,000	108,291

The accompanying notes are an integral part of the financial statements.

10	CCM Alternative Income Fund

	Principal Amount	Value
CORPORATE BONDS — continued
YMCA of Greater New York
4.27%, 08/01/2024	$100,000	$99,827
		579,674
Financials - 2.63%
Charles Schwab Corp.
4.00%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168% (d) (h)	330,000	298,511
Toronto-Dominion Bank
5.75%, Canadian Govt Bonds 5 Year Note + 3.317% (d) (h)	500,000	391,874
		690,385
TOTAL CORPORATE BONDS
(Cost $1,297,512)		1,270,059

	Shares
EXCHANGE - TRADED FUNDS - 4.60%
Global X S&P 500 Covered Call ETF	16,500	732,765
SPDR Blackstone Senior Loan ETF	11,000	473,220
		1,205,985
TOTAL EXCHANGE - TRADED FUNDS
(Cost $1,293,176)		1,205,985

PREFERRED STOCK - 3.92%
Financials - 2.72%
Signature Bank NY, 5.000% (h)	13,500	280,530
Synovus Financial Corp., 5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127% (d) (h)	17,000	433,160
		713,690
Utilities - 1.20%
Brookfield Renewable Partners, 5.250% (h) (i)	14,206	315,799

TOTAL PREFERRED STOCK
(Cost $1,027,724)		1,029,489

SHORT-TERM INVESTMENT - 2.67%
Money Market Fund - 2.67%
First American Government Obligations Fund, Cl Z, 0.62%, (j)	699,917	699,917
TOTAL SHORT-TERM INVESTMENT
(Cost $699,917)		699,917

Total Investments (Cost $27,404,456) - 108.22%		$28,386,187
Liabilities in Excess of Other Assets, Net - (8.22)%		(2,157,182)
NET ASSETS - 100.00%		$26,229,005
	Contracts
WRITTEN OPTIONS - (0.22)% (k) (l)

TOTAL WRITTEN OPTIONS
(Premiums Received $35,820)	(296)	(56,905)

The accompanying notes are an integral part of the financial statements.

11

A list of the open futures contracts held by the Fund at May 31, 2022 is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Russell 2000 Index E-MINI	(3)	Jun-2022	$(293,604)	$(279,285)	$14,319
S&P 500 Index E-MINI	(9)	Jun-2022	(1,859,862)	(1,859,062)	800
U.S. 2-Year Treasury Note	(11)	Jul-2022	(2,358,705)	(2,332,086)	26,619
U.S. 5-Year Interest Rate Swap	(8)	Jun-2022	(763,105)	(730,125)	32,980
U.S. 5-Year Treasury Note	(15)	Jul-2022	(1,767,747)	(1,700,977)	66,770
U.S. 10-Year Interest Rate Swap	(9)	Jun-2022	(857,234)	(786,375)	70,859
U.S. 10-Year Treasury Note	(10)	Jun-2022	(1,269,628)	(1,198,438)	71,190
U.S. Long Treasury Bond	(6)	Jun-2022	(942,619)	(842,625)	99,994
			$(10,112,504)	$(9,728,973)	$383,531

A list of the open options contracts held by the Fund at May 31, 2022, is as follows:

	Contracts	Notional Amount	Value
WRITTEN OPTIONS (l) - (0.20)%
Call Options
Bristol-Myers Squibb
Expires 06/18/2022, Strike Price $80.00	(25)	$(188,625)	$(600)
Broadcom
Expires 06/18/2022, Strike Price $640.00	(8)	(464,104)	(1,600)
Cardinal Health
Expires 06/18/2022, Strike Price $60.00	(23)	(129,536)	(690)
Cigna
Expires 06/18/2022, Strike Price $280.00	(5)	(134,345)	(1,080)
CMS Energy
Expires 06/18/2022, Strike Price $70.00	(15)	(106,560)	(2,925)
Coca-Cola Femsa
Expires 06/18/2022, Strike Price $55.00	(15)	(89,475)	(8,025)
Dominion Energy
Expires 06/18/2022, Strike Price $85.00	(35)	(294,770)	(2,835)
Enviva
Expires 06/18/2022, Strike Price $70.00	(35)	(272,615)	(28,525)
Merck & Co
Expires 06/18/2022, Strike Price $95.00	(25)	(230,075)	(1,275)
Mondelez International
Expires 06/18/2022, Strike Price $67.50	(25)	(158,900)	(250)
Organon & Co
Expires 06/18/2022, Strike Price $40.00	(60)	(227,760)	(3,300)
Toronto Dominion Bank Ontario
Expires 06/18/2022, Strike Price $75.00	(25)	(190,675)	(5,800)

TOTAL WRITTEN OPTIONS
(Premiums Received $35,820)			$(56,905)

The accompanying notes are an integral part of the financial statements.

12	CCM Alternative Income Fund

(a)	All or a portion of the shares have been committed as collateral for futures contracts.
(b)	Underlying security for a written/purchased option.
(c)	REIT - Real Estate Investment Trust.
(d)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(e)	Level 3 security in accordance with fair value hierarchy.
(f)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at May 31, 2022 is $2,670,059, which represents 10.18% of total net assets.

(g)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2022, these securities amounted to $1,381,427, which represents 5.27% of total net assets.

(h)	Perpetual security with no stated maturity date.
(i)	Security is considered to be a Master Limited Partnership. At May 31, 2022 these securities amounted to $315,799 or 1.20% of total net assets.
(j)	The rate shown is the 7-day effective yield as of May 31, 2022.
(k)	Refer to table below for details on Options Contracts.
(l)	Non-income producing security.

AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
Cl — Class
ETF — Exchange-Traded Fund
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE— Intercontinental Exchange
IO— Interest Only
LIBOR — London Interbank Offered Rate
NATL— National Public Finance Guarantee Corporation
RB — Revenue Bond
S&P— Standard & Poor's
Ser — Series
SPDR — Standard & Poor's Depository Receipt
TA — Tax Allocation
USD — United States Dollar
USDA — United States Department of Agriculture

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2022:

Assets	Level 1	Level 2	Level 3		Total
Common Stock	$13,995,958	$—	$—		$13,995,958
Municipal Bonds	—	4,452,207	—		4,452,207
U.S. Government & Agency Obligations	—	1,560,179	2,670,059		4,230,238
Asset-Backed Securities	—	1,502,334	—		1,502,334
Corporate Bonds	—	1,270,059	—		1,270,059
Exchange - Traded Funds	1,205,985	—	—		1,205,985
Preferred Stock	433,160	596,329	—		1,029,489
Short-Term Investment	699,917	—	—		699,917
Total Investments in Securities	$16,335,020	$9,381,108	$2,670,059	*	$28,386,187

The accompanying notes are an integral part of the financial statements.

13

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(56,905)	$—	$—	$(56,905)
Future Contracts**
Unrealized Appreciation	383,531	—	—	383,531
Total Other Financial Instruments	$326,626	$—	$—	$326,626

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.
**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2021	$2,080,712
Accrued discounts/premiums	(1,522)
Realized gain/(loss)	(1,462)
Change in unrealized appreciation/(depreciation)	(80,632)
Purchases	—
Sales	(61,617)
Transfers into Level 3	734,580
Transfers out of Level 3	—
Ending balance as of May 31, 2022	$2,670,059
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(80,632)

Investments in Asset-Backed Securities
Beginning balance as of June 1, 2021	$24,763
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	140
Purchases	—
Sales	(24,903)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of May 31, 2022	$—
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$140

For the year ended May 31, 2022, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value.

The accompanying notes are an integral part of the financial statements.

14	CCM Alternative Income Fund

Statement of Assets and Liabilities as of May 31, 2022

Assets:
Investments, at fair value (identified cost — $27,404,456)	$28,386,187
Cash	9
Receivables:
Due from Broker	743,652
Investment securities sold	475,294
Dividends and interest	206,064
Variation margin	46,235
Prepaid expenses	1,247
Total Assets	$29,858,688
Liabilities:
Payables:
Due to Broker	2,792,781
Investment securities purchased	608,414
Variation margin	52,870
Capital shares redeemed	36,461
Audit fees	36,341
Investment advisory fees	16,866
Shareholder servicing fees	4,498
Distributions to Shareholders	3,779
Administration fees	2,123
Chief Compliance Officer fees	2,012
Prime Broker fees	1,424
Trustees' fees	209
Foreign currency payable (cost — $5)	5
Options written, at value (premiums received — $35,820)	56,905
Other accrued expenses	14,995
Total Liabilities	$3,629,683
Net Assets:	$26,229,005
Net Assets consist of:
Paid-in capital	$36,478,262
Total distributable loss	(10,249,257)
Net Assets	$26,229,005
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 3,018,521 shares outstanding)	$26,229,005
Net Asset Value, offering and redemption price per share — Institutional Shares	$8.69

The accompanying notes are an integral part of the financial statements.

15

Statement of Operations for the fiscal year ended May 31, 2022

Investment Income:
Dividends	$490,432
Dividends from Master Limited Partnerships	44,440
Interest	581,063
Less: Foreign Taxes Withheld	(5,166)
Total investment income	1,110,769
Expenses:
Investment advisory fees	188,779
Shareholder servicing fees — Institutional Shares	50,353
Professional fees	54,176
Prime Broker fees	52,216
Accounting and administration fees	25,205
Transfer agent fees	15,927
Chief Compliance Officer fees	13,638
Trustees' fees	12,893
Printing fees	6,072
Custodian fees	4,923
Registration and filing expenses	2,725
Other	6,888
Total expenses	433,795
Less:
Investment advisory fees waived	(1,351)
Net expenses	432,444
Net investment income	678,325
Realized and unrealized gain (loss) on:
Net realized gain on investments	1,822,176
Net realized gain on futures contracts	73,337
Net realized gain on option contracts	17,042
Net realized gain on foreign currency transactions	224
Net realized gain	1,912,779
Net change in unrealized appreciation/(depreciation) on investments	(1,801,773)
Net change in unrealized appreciation/(depreciation) on futures contracts	505,009
Net change in unrealized appreciation/(depreciation) on option contracts	(37,687)
Net change in unrealized appreciation/(depreciation) on foreign currency translation	29
Net change in unrealized appreciation/(depreciation)	(1,334,422)
Net realized and unrealized gain	578,357
Net increase in net assets resulting from operations:	$1,256,682

The accompanying notes are an integral part of the financial statements.

16	CCM Alternative Income Fund

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021
Operations:
Net investment income	$678,325	$1,144,516
Net realized gain on investments, securities sold short, futures contracts, options contracts and foreign currency transactions	1,912,779	133,685
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options contracts and foreign currency translation	(1,334,422)	3,998,551
Net increase in net assets resulting from operations	1,256,682	5,276,752
Distributions	(624,467)	(332,030)
Return of Capital	(233,517)	(1,087,983)
Total distributions	(857,984)	(1,420,013)
Capital share transactions:
Institutional Shares
Shares issued	6,398,913	3,989,777
Shares reinvested	757,230	1,197,478
Shares redeemed	(4,565,595)	(14,922,715)
Increase (decrease) in net assets from capital share transactions	2,590,548	(9,735,460)
Increase (decrease) in net assets	2,989,246	(5,878,721)
Net Assets:
Beginning of year	23,239,759	29,118,480
End of year	$26,229,005	$23,239,759
Share Transactions:
Institutional Shares
Shares Issued	736,066	501,749
Shares reinvested	87,500	155,884
Shares redeemed	(531,043)	(1,944,463)
Increase (decrease) in shares	292,523	(1,286,830)
Institutional Shares outstanding at beginning of year	2,725,998	4,012,828
Institutional Shares at end of year	3,018,521	2,725,998

The accompanying notes are an integral part of the financial statements.

17

Statement of Cash Flows as of May 31, 2022

Cash Provided by (Used For) Operating Activities:
Net increase in net assets resulting from operations	$1,256,682
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(28,713,044)
Proceeds from sale of investments	26,991,386
Purchased options/purchases to cover written options	154,612
Proceeds from sale of options/expired options	(101,997)
Amortization (accretion of market discount)	28,318
Net realized (gain) loss on:
Investments	(1,822,176)
Options	(17,042)
Net change in unrealized (appreciation) depreciation on:
Investments	1,801,773
Options	37,687
(Increase)/Decrease in Assets:
Dividends and interest	(23,070)
Investment securities sold	(85,611)
Variation margin receivable	(45,587)
Prepaid expenses	1,047
Increase/(Decrease) in Liabilities:
Investment securities purchased	246,139
Variation margin payable	45,235
Investment advisory fees	1,303
Dividend expense on securities sold short	(715)
Stock loan fees payable	287
Shareholder servicing fees	522
Administration fees	68
Audit fees	36,341
Chief Compliance Officer fees	(1,650)
Trustees’ fees	205
Due to broker	(1,220,003)
Other accrued expenses	(19,831)
Net cash used in operating activities	(1,449,121)
Cash Provided by (Used For) Financing Activities:
Shares issued	6,400,814
Distributions to shareholders	(117,565)
Shares redeemed	(4,564,602)
Net cash provided by financing activities	1,718,647
Cash, Foreign Currency and Restricted Cash **:
Net increase in cash	269,526
Cash at beginning of year	474,130
Cash at end of year	$743,656

The accompanying notes are an integral part of the financial statements.

18	CCM Alternative Income Fund

Supplemental Disclosure for Non Cash Operating Activities:
Reinvestment of dividend distributions	$757,230

**	Included in cash, foreign currency and restricted cash at the beginning of the year and end of the year is $2,008 and $9 respectively, of cash, $0 and $(5) respectively, of foreign currency, and $472,122 and $743,652, respectively, of restricted cash which is included in due from broker in the accompanying Statement of Assets and Liabilities.

The accompanying notes are an integral part of the financial statements.

19

Financial Highlights - Per share data (for a share outstanding throughout each year)

	Institutional Shares
	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018
Net Asset Value, Beginning of Year	$8.53	$7.26	$9.28	$9.46	$9.54
Investment Operations: Net investment income(a)	0.23	0.36	0.44	0.42	0.41
Net realized and unrealized gain (loss) on investments	0.23	1.37	(1.95)	(0.15)	(0.03)
Total from investment operations	0.46	1.73	(1.51)	0.27	0.38
Distributions from:
Net investment income	(0.22)	(0.10)	(0.48)	(0.36)	(0.40)
Net capital gains	—	—	—	—	—
Net return of capital	(0.08)	(0.36)	(0.03)	(0.09)	(0.06)
Total distributions	(0.30)	(0.46)	(0.51)	(0.45)	(0.46)
Net Asset Value, End of Year	$8.69	$8.53	$7.26	$9.28	$9.46
Total return	5.41%	24.47%	(17.15)%	2.87%	4.10%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$26,229	$23,240	$29,118	$54,911	$35,511
Ratio of expenses to average net assets Before fee waiver	1.72%	2.11%	1.78%	1.91%	2.73%
After fee waiver(b)	1.72%	1.82%	1.71%	1.91%	2.59%
Ratio of net investment income to average net assets	2.69%	4.60%	4.90%	4.49%	4.36%
Portfolio turnover rate	35%	51%	67%	75%	71%

(a)	Based on the average daily number of shares outstanding during the year.
(b)

Excluding dividend and prime broker fees on securities sold short, the ratio of expenses to average net assets would have been 1.51% for the year ended May 31, 2022, 1.38% for the year ended May 31, 2021, 1.31% for the year ended May 31, 2020, 1.36% for the year ended May 31, 2019 and 1.55% for the year ended May 31, 2018.

The accompanying notes are an integral part of the financial statements.

20	CCM Alternative Income Fund

Notes to Financial Statements May 31, 2022

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Alternative Income Fund (the “Fund”). The Fund is classified as a diversified portfolio under the Act. The Fund offers one class of shares of beneficial interest, which has been designated as Institutional Shares. The Fund commenced investment operations on May 31, 2013. Community Capital Management, LLC (the “Advisor”) is the Fund’s investment advisor. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. The Fund’s portfolio securities are valued at market value based on independent third party pricing. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, subject to the review and supervision of the Fund’s Board of Trustees. Circumstances in which securities may be fair valued include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news is released such as governmental approvals. In addition, the Trust, in its discretion, may make adjustments to the prices of securities held by the Fund if an event occurs after the publication of market values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. This may occur particularly with respect to certain foreign securities held by the Fund. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, governmental actions, or natural disasters. The use of fair valuation involves the risk that the values used by the Fund to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

21

Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospective lives, using the effective interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at the time of acquisition, are valued at the evaluated price supplied by an independent pricing service. Independent pricing services may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced using the Fair Value Valuation Procedures listed below.

Debt securities with a remaining maturity of more than 60 days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

At May 31, 2022, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $2,670,059.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

22	CCM Alternative Income Fund

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended May 31, 2022, there have been no significant changes to the Fund’s fair value methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of May 31, 2022. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at May 31, 2022	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$1,935,479	Matrix Pricing	Structure Average Life Years Spread to Benchmark	2 out of lockout with remaining maturity term range 0.15 years. The remaining FHA Security has a lockout of 0.08 Years. 0.15-1.07 (0.45) Years N+255 - N+325 (N+278)
U.S. Government & Agency Obligations - United States Department of Agriculture	734,580	Matrix Pricing	Structure Average Life Years Spread to Benchmark	Fixed Coupon 6.30 Years N+448

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the

23

underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. Distributions received from the REITs and MLPs in which the Fund invests may be classified as return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “IRC”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

24	CCM Alternative Income Fund

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Futures Contracts. The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of May 31, 2022.

Options Written/Purchased. The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option

25

techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised.

The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund may employ an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options, if any, are presented in the Schedule of Investments.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

Securities Sold Short. The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Advisor believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the times it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to

26	CCM Alternative Income Fund

a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

Short sales are collateralized by pledged securities held at the custodian, U.S. Bank N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Federal Funds Rate plus 75 basis points on the amount of any shortfall in the required cash margin. Refer to the Statement of Assets and Liabilities for amounts due to/from broker.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

27

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2022 were as follows:

	Shares	Amount
Institutional Shares
Shares issued	736,066	$6,398,913
Shares reinvested	87,500	757,230
Shares redeemed	(531,043)	(4,565,595)
Net Increase	292,523	$2,590,548

Transactions in shares of the Fund for the fiscal year ended May 31, 2021 were as follows:

	Shares	Amount
Institutional Shares
Shares issued	501,749	$3,989,777
Shares reinvested	155,884	1,197,478
Shares redeemed	(1,944,463)	(14,922,715)
Net Decrease	(1,286,830)	$(9,735,460)

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, short sales, purchases to cover, options, premiums paid and received, and futures, by the Fund for the fiscal year ended May 31, 2022, were as follows:

Purchases:
U.S. Government	$–
Other	10,754,884
Sales and Maturities:
U.S. Government	$78,173
Other	9,229,706

At May 31, 2022, the cost of investments for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$27,074,079
Gross unrealized appreciation	2,055,814
Gross unrealized depreciation	(764,762)
Net appreciation on investments	$1,291,052

28	CCM Alternative Income Fund

Note 4 – DERIVATIVE TRANSACTIONS

Derivative instruments and hedging activities require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows.

The fair value of derivative instruments as of May 31, 2022, was as follows:

	Statement of Assets and Liabilities Location	Asset Derivatives	Liabilities Derivatives
Equity contracts	Net unrealized appreciation on futures contracts*	$15,119	$—
Equity contracts	Options written, at value	—	(56,905)
Interest rate contracts	Net unrealized appreciation on futures contracts*	368,412	—
		$383,531	$(56,905)

*	Amounts are included in cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments.

The effect of derivative instruments on the Statement of Operations for the year ended May 31, 2022, was as follows:

The amount of realized and unrealized gain (loss) on derivatives:

	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest rate contracts
Futures Contracts	$113,953	$410,435
Equity contracts
Futures Contracts	(40,616)	94,574
Options	17,042	(37,687)
	$90,379	$467,322

The following table discloses the average monthly volume of the Fund’s futures contracts and option contracts activity during the year ended May 31, 2022:

	Interest Rate Contracts $	Equity Contracts $
Future Contracts:
Average Notional Balance Long	$—	$—
Average Notional Balance Short	$(7,586,112)	$(1,722,732)
Options Contracts
Average Notional Balance Long	$—	$—
Average Notional Balance Short	$—	$(12,657)

Note 5 – ADVISORY, SUB-ADVISORY AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated

29

daily, and paid monthly at the annual rate of 0.75% of the Fund’s average daily net assets.

For the year ended May 31, 2022, the Advisor was entitled to receive advisory fees of $188,779.

The Trust has adopted a Services Plan with respect to the Fund’s Institutional Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Institutional Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily NAV of the Institutional Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.20% under the Services Plan for personal liaison and administrative support services through May 31, 2022. For the year ended May 31, 2022, the Fund incurred expenses under the Services Plan of $50,353.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2022 to the extent total annualized expenses exceed 1.85% of the average daily net assets of the Institutional Shares. If at any time the Fund’s Total Annual Fund Operating Expenses for a year is less than 1.85%, the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Advisor, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement.

As of May 31, 2022, fees previously waived and reimbursed by the Advisor which may be subject to possible future recoupment by the Advisor are as follows:

Expense Deferred in the Period Ending, May 31,
2020	2021	2022
Subject to Repayment until May 31,
2023	2024	2025	Total
$1,351	$70,396	$35,609	$107,356

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

Note 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the IRC for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

30	CCM Alternative Income Fund

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings, in the period that the differences arise.

Accordingly, the permanent differences primarily consist of different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, foreign currency translations and reclassification of long term capital gain distribution on REIT's. The permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of May 31, 2022 is primarily related to partnership adjustment:

Decrease Distributable Earnings	Increase Paid-in Capital
$(452,724)	$452,724

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2022	Fiscal Year Ended May 31, 2021
Distributions declared from:
Ordinary income	$624,467	$332,030
Return of Capital	233,517	1,087,983
Total Distributions	$857,984	$1,420,013

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2022, the components of accumulated losses on a tax basis were as follows:

Capital loss carryforwards	$(11,471,423)
Other temporary differences	(68,886)
Unrealized appreciation, net	1,291,052
Accumulated losses, net	$(10,249,257)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of May 31, 2022, the Fund had capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$9,084,303	$2,387,120	$11,471,423

During the year ended May 31, 2022, the Fund did not utilize capital loss carryforwards to offset capital gains.

31

Note 7 – CONCENTRATION/RISK

The Fund, in pursuing its investment objective, is subject to risks. The following is a summary of certain of the risks, and a more complete list can be found in the Fund’s most recent prospectus:

Arbitrage or Fundamental Risk: Employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, disease (including pandemics), embargoes, tariffs or other trade barriers and international economic, political and regulatory developments.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such

32	CCM Alternative Income Fund

counterparty can be expected to decline, potentially resulting in losses by the Fund.

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in the credit rating of a debt security or of the issuer of a debt security or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

Derivatives Risk: Derivatives may pose risks in additional to, or greater than, those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include forward contracts, futures contracts, options (both written and purchased), swaps and options on futures and swaps. Fluctuations in the value of derivative instruments may not correlate perfectly with the overall securities markets.

Environmental, Social and Governance (ESG) Investing Risk: There may be a risk stemming from the environmental, social and governance ("ESG") factors that the Fund applies in analyzing the portfolio composition of the Fund. The Advisor considers ESG standings of its holdings when analyzing the Fund’s portfolio composition. This may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG standings. ESG standings are only one factor the Advisor considers in managing the Fund’s portfolio and not all securities in the portfolio of the Fund have a high ESG standing.

Financial Sector Risk: Financial sector risk is the risk that the Fund will be impacted by events affecting the financial sector if it invests a relatively large percentage of its assets in that sector, adversely affecting the Fund’s performance. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competitions and the availability and cost of capital, among other factors.

Fixed Income Investments: The Fund may invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible

33

securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including (without limitation) fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The credit quality of securities held in the Fund’s portfolio is determined at the time of investment. If a security is rated differently by multiple rating organizations, the Fund treats the security as being rated in the lower rating category.

Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Hedging Transactions Risk: The Advisor, from time to time, may employ various hedging techniques. The success of the Fund's hedging strategy will be subject to the Advisor's ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund's hedging strategy will also be subject to the Advisor's ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Advisor may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

Investment Company Risk: Investment company risk includes the risks of investing indirectly in affiliated and unaffiliated investment companies, including closed-end funds and exchange-traded funds, through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company. Certain exchange-traded funds or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Leverage Risk: The Fund may make investments in futures contracts, swaps and other derivative instruments. The futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage

34	CCM Alternative Income Fund

by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The NAV of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

LIBOR Risk: Certain of the Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). In July of 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financing Rate Data (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts, and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for

35

both legacy and new instruments and contracts are commercially accepted and market practices become settled.

The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the completion of the transition. All of the aforementioned may adversely affect the Fund's performance or NAV.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Municipal Securities Risk: Municipal securities risk is the risk that municipal securities may be subject to credit/default risk, interest rate risk, liquidity risk and certain additional risks. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

Preferred Stock Risk: Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond holders. Unlike most debt securities, the obligations of an issuer of preferred stock,

36	CCM Alternative Income Fund

including dividend and other payment obligations, typically may not be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Short Sale Risk: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Small- and Medium-Sized Companies Risk: The Fund may invest in companies that are smaller, less established, with less liquid markets for their securities, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the frequency and volume of trading in small- and medium-size companies is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.

Note 8 – NEW ACCOUNTING PRONOUNCEMENT

In March 2020, the Financial Accounting Standards Board issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the FCA. The new guidance allows companies to, provided the only change

37

to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

Note 9 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

38	CCM Alternative Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of CCM Alternative Income Fund

and the Board of Trustees of Community Capital Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of CCM Alternative Income Fund, one of the funds constituting Community Capital Trust (the “Fund”), including the schedule of investments, as of May 31, 2022, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2022, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights of the Fund for the year ended May 31, 2018 were audited by other auditors whose report, dated July 30, 2018, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the

39

overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

July 27, 2022

We have served as the auditor of one or more Community Capital Trust investment companies since 2019.

40	CCM Alternative Income Fund

Proxy Policies (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

Quarterly Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters or as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.

Notice to Shareholders (Unaudited)

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)
36.41%	0.00%	63.59%	100.00%	39.92%

Qualifying Dividend Income(2)	Qualifying Business Income(6)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)
45.66%	19.46%	11.69%	53.40%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

41

Trustees and Officers (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

42	CCM Alternative Income Fund

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee During Past 5 Years[4]
INDEPENDENT TRUSTEES
John E. Taylor Age 70	Chairman of the Board and Trustee	6/1/99	President and Founder, National Community Reinvestment Coalition, January 1992 to present.	2	None
Heinz Riehl Age 84	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present.	2	None
Irvin M. Henderson Age 64	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	2	None
Robert O. Lehrman Age 85	Trustee	9/29/00	Business consultant and special counsel, 1997 to present; formerly, director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	2	None
Mirian Saez Age 63	Trustee	6/26/19	Director of Island Operations, City and County of San Francisco, 2006 to present; Executive Advisory Council, Leadership California, Inc. (a non-profit), 2013 to present; Executive Committee, Mercy Housing California, Inc. (a nonprofit), 2014 to present; formerly: Co-Chair Finance Committee, WDC Board of Education; Oversight Board, Resolution Trust Corporation.	2	None
Robert Dickerson Age 67	Trustee	1/23/20	Executive Director, Birmingham Business Resource Center (business management consulting), November 1996 to present; Chief Executive Officer, Birmingham City Wide Local Development Company from November 1996 to present.	2	None

43

Name, Address and Age	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years
OFFICERS
Alyssa D. Greenspan c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 49	President	1/22/21 (previously served as Vice President since 2010)

President, Community Capital Management, Inc. since January 2015; Chief Operating Officer, Community Capital Management, LLC since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since May 2003.

Jessica Botelho c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age: 38	Vice President	10/21/16

Director of CRA & Impact Research, Community Capital Management, LLC since July 2017; Director, Shareholder Relations, Community Capital Management, Inc. since May 2015; Associate Director, Shareholder Relations, Community Capital Management, Inc. from May 2013 to April 2015.

James Malone, CFA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 50	Treasurer	4/1/14	Chief Financial Officer of Community Capital Management, Inc. since July 2013; Director of Investment Platforms, since September 2011.
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 53	Chief Compliance Officer	12/18/09	President, Little Consulting Group, Inc. since 2011; Managing Member, Chenery Compliance Group LLC since 2015; Chief Compliance Officer of Community Capital Management Inc. since January 2010.
Michael P. Malloy Faegre Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 62	Secretary	6/1/99	Partner, Faegre Drinker Biddle & Reath LLP (formerly, Drinker Biddle & Reath LLP) (law firm) since 1993.

1	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, LLC 2500 Weston Road, Suite 101, Weston, Florida 33331.
2

Each Trustee holds office until he or she resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one-year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3	The Fund Complex consists of the Trust. The Trust has two portfolios, the Fund and The CCM Community Impact Bond Fund.
4	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

44	CCM Alternative Income Fund

Approval of Advisory Agreement (Unaudited)

At a meeting held on April 28, 2022, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Trust’s Advisory Agreement with the Advisor with respect to the Fund for an additional one-year period. The Advisor reviewed and responded to Trustees’ questions concerning the materials relating to the Advisory Agreement, in particular, a letter from the Advisor responding to specific questions from the Trustees relating to the Advisory Agreement. Among other things, those materials and the Advisor’s presentation covered: (i) the nature, extent and quality of the Advisor’s services provided to the Fund; (ii) the experience and qualifications of the Advisor’s personnel involved in the management of the Trust; (iii) the Advisor’s investment philosophy and process; (iv) the Advisor’s assets under management; (v) the current advisory fee arrangement for the Fund and the Advisor’s separate account fees; (vi) the performance of the Fund and the advisory fee and expenses as compared to similar funds; (vii) the Advisor’s financial statements and profitability; (viii) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust; (ix) whether fee levels reflect the extent to which economies of scale would be realized as the Fund grows for the benefit of the Fund’s shareholders; (x) the Advisor’ policies and procedures that are in place to address, among other things, informational and cyber-related security; and (xi) the Advisor’s current plans for facilitating compliance with new SEC rules and related amendments.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them in connection with the continuation of the Advisory Agreement, including the matters covered at the April 7, 2022 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor relating to the Advisory Agreement. In connection with such continuation, counsel to the Trust reviewed his firm’s memorandum outlining the Trustees’ duties and responsibilities in connection with the continuation of the Advisory Agreement. After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor has the capabilities, resources and personnel necessary to manage the Fund; (ii) based on the services that the Advisor provides to the Fund under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable; (iii) the difference in management fees between the Fund and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s direct and indirect expenses in providing advisory services to the Fund were reasonable; and (v) breakpoints were currently not relevant to the Fund given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including

45

Approval of Advisory Agreement (Unaudited)

all of the Independent Trustees, concluded that it was in the best interests of the Fund to continue the Advisory Agreement with the Advisor for an additional one-year period.

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Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Apex Funds Services

Three Canal Plaza, Group Floor

Portland, ME 04101

Legal Counsel:

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the

Board of Trustees

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

Robert Dickerson, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Annual Report 2022

COMMUNITY CAPITAL TRUST

May 31, 2022

CCM COMMUNITY IMPACT BOND FUND (THE “FUND”)

1

Dear Shareholder:

On behalf of the Board of Trustees of Community Capital Trust, I am pleased to present the CCM Community Impact Bond Fund (the “Fund”) Annual Report to Shareholders for the year ended May 31, 2022.

The Fund continued to demonstrate consistent financial performance and success identifying and purchasing securities that finance economic and community development activities throughout the nation. In fact, the Fund has now invested approximately $11.3 billion in targeted and impactful investments.

The impact of the Fund’s investments can be seen today in all 50 states - in cities, towns, and neighborhoods - that have benefited from funding made possible by the securities purchased by the Fund.

We applaud the disciplined and productive efforts of Community Capital Management, LLC, registered investment advisor to the Fund, and we thank you, our shareholders, for your investments. We appreciate your continued confidence.

Sincerely,

John Taylor

Chairman, Board of Trustees

2	The CCM Community Impact Bond Fund

TABLE OF CONTENTS

Letter to Shareholders	1
Manager’s Discussion & Analysis	3
Fund Profile	4
Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	54
Statement of Operations	55
Statements of Changes in Net Assets	56
Financial Highlights	58
Notes to Financial Statements	61
Report of Independent Registered Public Accounting Firm	74
Notice to Shareholders	76
Trustees and Officers	77
Approval of Advisory Agreement	80

3

Manager’s Discussion & Analysis (Unaudited) May 31, 2022

For the twelve months ended May 31, 2022, the stock market (as measured by the S&P 500 Index) returned -0.32% and the bond market (as measured by the Bloomberg U.S. Aggregate Bond Index) returned -8.22%. Calendar year-to-date, the stock market returned -12.76% and the bond market returned -8.92%.

The fiscal year ended May 31, 2022 closed with high inflation, higher interest rates and a tight labor market. After gains in both stocks and bonds in 2021, investor concerns around the eroding effects of inflation drove capital flows away from both markets through the first 5 months of 2022. This contributed to a steep rise in interest rates with the 2-, 5-, and 10-year U.S. Treasury yields rising 239 basis points (bps), 202 bps, and 127 bps respectively over the trailing year.

During the twelve-month period ended May 31, 2022, the Institutional Share Class of the CCM Community Impact Bond Fund (the “Fund”) returned -6.69%, in line with the Fund’s benchmark, the Intermediate component of the Bloomberg U.S. Aggregate Index, which also returned -6.69% over the 12-month period. The CRA Share Class and Retail Share Class returned -7.10% and -6.93%, respectively, over the same period. The Fund’s shorter duration and underweight allocation to lower coupon agency mortgage-backed securities (MBS) and corporate bonds positively impacted performance during the year relative to the benchmark. The Fund’s underweight allocation to the U.S. Treasuries negatively impacted performance during the year, as spread product underperformed.

In the benchmark, U.S. Treasuries (as measured by the U.S. Treasury sub-sector of the Intermediate component of the Bloomberg U.S. Aggregate Index) generated the highest total return among the three major sectors. Treasuries returned -5.72% compared to -7.59% for U.S. MBS (as measured by the U.S. MBS sub-sector of the Intermediate component of the Bloomberg U.S. Aggregate Index) and -7.26% for corporate bonds (as measured by the U.S. Corporate sub-sector of the Intermediate component of the Bloomberg U.S. Aggregate Index).

At the end of May 2022, duration was 4.36 years. The SEC 30-day yield for the CRA, Institutional, and Retail Share Classes was 1.57%, 2.02% and 1.67%, respectively.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal.

The Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, LLC

4	The CCM Community Impact Bond Fund

Fund Profile (Unaudited) May 31, 2022

Annual Total Returns(1)	One Year Ended May 31, 2022	Five Years Ended May 31, 2022	Ten Years Ended May 31, 2022	Inception to Date
CCM Community Impact Bond Fund — CRA Shares	-7.10%	0.29%	0.77%	3.29%*
CCM Community Impact Bond Fund — Institutional Shares	-6.69%	0.74%	1.22%	3.60%**
CCM Community Impact Bond Fund — Retail Shares	-6.93%	0.39%	0.88%	3.36%**
Bloomberg Intermediate U.S. Aggregate Index	–6.69%	1.09%	1.52%	4.00%*

*	Commenced operations on August 30, 1999. Index return is based on CRA shares inception date.

**	Commenced operations on March 2, 2007.

(1) The Fund changed its investment objective and strategy effective May 1, 2021. Performance information for periods prior to May 1, 2021 does not reflect the current investment strategy.

The above illustration compares a $500,000 investment made in the Fund to the Bloomberg Intermediate U.S. Aggregate Index (the “Intermediate U.S. Aggregate Index”). The Intermediate U.S. Aggregate Index measures the performance of intermediate-term investment grade bonds.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

5

Top Ten Holdings*
(% of Net Assets)
U.S. Treasury Notes, 02/28/2029	1.78%
U.S. Treasury Notes, 03/31/2027	1.60%
Bank of America Corp. MTN, 12/06/2025	1.52%
U.S. Treasury Notes, 02/28/2027	1.43%
JPMorgan Chase, 02/16/2025	1.29%
Bank of America Corp. MTN, 09/25/2025	0.96%
U.S. Treasury Notes, 12/31/2028	0.94%
salesforce.com, 07/15/2028	0.91%
U.S. Treasury Notes, 02/15/2032	0.82%
FHLMC Multifamily Structured Pass Through Certificates, Ser F100, Cl AS, 01/25/2028	0.76%
12.01%

*	Excludes Short-Term Investments

Asset Allocation
(% of Net Assets)
Asset-Backed Securities	6.67%
Bank Deposit	2.26%
Communication Services	0.48%
Consumer Discretionary	2.43%
Energy	0.15%
FGLMC Single Family	8.56%
FHA Project Loans	0.26%
FHMS Multifamily	6.32%
Financials	9.04%
FNMA Multifamily	9.49%
FNMA Single Family	16.47%
FRESB Multifamily Mortgage Pass-Through Certificate	0.43%
GNMA Multifamily	11.36%
GNMA Single Family	0.57%
HUD	0.01%
Industrials	0.04%
Information Technology	1.51%
Money Market Fund	2.08%
Municipal Bonds	11.52%
Non-Agency CMBS	0.43%
Real Estate	0.17%
Small Business Administration	0.71%
Small Business Administration Participation Certificates	1.37%
Tennessee Valley Authority	0.39%
U.S. Treasury Notes	8.01%
USDA Loan	0.44%
Liabilities in Excess of Other Assets	(1.17)%
100.00%

6	The CCM Community Impact Bond Fund

Expenses (Unaudited) May 31, 2022

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2021 and held for the six-month period ended May 31, 2022.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period* December 1, 2021 Through May 31, 2022
Actual	CRA Shares	$1,000.00	$935.40	$4.25
	Institutional Shares	1,000.00	938.30	2.08
	Retail Shares	1,000.00	936.70	3.77
Hypothetical	CRA Shares	$1,000.00	$1,020.54	$4.43
(5% return	Institutional Shares	1,000.00	1,022.79	2.17
before expenses)	Retail Shares	1,000.00	1,021.04	3.93

*	Expenses are equal to the annualized expense ratio of 0.88%, 0.43% and 0.78% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (6.46)%, (6.17)% and (6.33)% for the period December 1, 2021 to May 31, 2022 for CRA Shares, Institutional Shares and Retail Shares, respectively.

7

Schedule of Investments May 31, 2022

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 56.38%
FGLMC Single Family - 8.56%
Pool QN8332, 2.00%, 11/01/2036	$369,266	$350,537
Pool QB3154, 2.00%, 09/01/2050	2,669,247	2,379,139
Pool QB3835, 2.00%, 09/01/2050	3,449,549	3,074,280
Pool QB3978, 2.00%, 09/01/2050	3,659,122	3,261,057
Pool RA3677, 2.00%, 09/01/2050	1,802,557	1,604,797
Pool QB4065, 2.00%, 10/01/2050	1,507,383	1,344,176
Pool QB4506, 2.00%, 10/01/2050	3,628,819	3,234,417
Pool QB5044, 2.00%, 11/01/2050	2,535,241	2,260,220
Pool QB5903, 2.00%, 11/01/2050	1,353,653	1,207,645
Pool QB6583, 2.00%, 12/01/2050	1,630,084	1,454,258
Pool QB7302, 2.00%, 01/01/2051	2,291,446	2,041,693
Pool QB8043, 2.00%, 01/01/2051	2,528,611	2,255,713
Pool QB8769, 2.00%, 02/01/2051	3,570,188	3,182,682
Pool QB9466, 2.00%, 03/01/2051	6,084,868	5,429,445
Pool RA4768, 2.00%, 03/01/2051	3,314,105	2,957,811
Pool RA4957, 2.00%, 03/01/2051	2,221,569	1,979,759
Pool QC0480, 2.00%, 04/01/2051	3,970,609	3,544,544
Pool QC1370, 2.00%, 04/01/2051	3,131,525	2,794,206
Pool RA5067, 2.00%, 04/01/2051	1,729,818	1,544,563
Pool QC3549, 2.00%, 06/01/2051	933,004	833,654
Pool RA5570, 2.00%, 07/01/2051	2,164,592	1,934,105
Pool RA5594, 2.00%, 07/01/2051	1,741,339	1,555,558
Pool QC5139, 2.00%, 08/01/2051	4,257,404	3,814,432
Pool QC6098, 2.00%, 08/01/2051	1,374,935	1,235,209
Pool RA5698, 2.00%, 08/01/2051	2,279,759	2,037,479
Pool QC6906, 2.00%, 09/01/2051	2,714,087	2,435,890
Pool QC8223, 2.00%, 10/01/2051	3,060,429	2,748,882
Pool QC9420, 2.00%, 10/01/2051	1,779,787	1,598,901
Pool RA6095, 2.00%, 10/01/2051	2,112,441	1,899,083
Pool QD1137, 2.00%, 11/01/2051	1,602,756	1,438,851
Pool RA6332, 2.00%, 11/01/2051	2,719,898	2,422,203
Pool QD2417, 2.00%, 12/01/2051	632,642	567,999
Pool QD5482, 2.00%, 01/01/2052	1,034,051	924,183
Pool QD6359, 2.00%, 02/01/2052	1,299,785	1,165,905
Pool QD7968, 2.00%, 02/01/2052	2,731,728	2,441,481
Pool SB8112, 2.50%, 07/01/2036	3,103,693	3,007,573
Pool RA2477, 2.50%, 04/01/2050	1,076,421	993,140
Pool RA2531, 2.50%, 05/01/2050	2,354,121	2,174,970
Pool RA2532, 2.50%, 05/01/2050	599,845	553,116
Pool RA2612, 2.50%, 05/01/2050	5,373,722	4,955,172
Pool QB0264, 2.50%, 06/01/2050	854,530	788,416
Pool QB0406, 2.50%, 06/01/2050	665,858	615,313
Pool QB0768, 2.50%, 07/01/2050	161,638	149,116
Pool QB0769, 2.50%, 07/01/2050	1,581,155	1,458,619
Pool QB0821, 2.50%, 07/01/2050	635,198	586,981
Pool QB1534, 2.50%, 07/01/2050	1,064,161	981,921
Pool QB1536, 2.50%, 07/01/2050	894,847	824,801
Pool QB1680, 2.50%, 07/01/2050	991,338	913,867
Pool RA3120, 2.50%, 07/01/2050	2,852,495	2,631,065
Pool QB2045, 2.50%, 08/01/2050	2,277,603	2,099,909

The accompanying notes are an integral part of the financial statements.

8	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool QB2636, 2.50%, 08/01/2050	$768,123	$709,407
Pool QB2675, 2.50%, 08/01/2050	1,399,324	1,291,957
Pool QB2739, 2.50%, 08/01/2050	1,533,386	1,413,358
Pool RA3298, 2.50%, 08/01/2050	3,368,917	3,106,524
Pool RA3322, 2.50%, 08/01/2050	710,350	654,647
Pool RA3381, 2.50%, 08/01/2050	2,941,089	2,711,252
Pool QB3152, 2.50%, 09/01/2050	2,615,053	2,410,690
Pool QB3834, 2.50%, 09/01/2050	1,795,429	1,658,970
Pool QB3976, 2.50%, 09/01/2050	2,080,569	1,922,725
Pool RA3545, 2.50%, 09/01/2050	971,033	895,022
Pool QB4066, 2.50%, 10/01/2050	781,431	725,349
Pool QB4507, 2.50%, 10/01/2050	2,579,952	2,381,941
Pool QB5042, 2.50%, 11/01/2050	4,613,826	4,252,669
Pool QB5904, 2.50%, 11/01/2050	1,969,558	1,818,252
Pool QC1163, 2.50%, 04/01/2051	1,453,597	1,341,545
Pool QC1953, 2.50%, 05/01/2051	1,915,499	1,768,437
Pool QC3550, 2.50%, 07/01/2051	3,004,077	2,774,596
Pool QC4341, 2.50%, 07/01/2051	1,779,308	1,641,856
Pool QC5136, 2.50%, 08/01/2051	2,940,212	2,722,555
Pool QC6096, 2.50%, 08/01/2051	2,358,666	2,183,606
Pool QC6907, 2.50%, 09/01/2051	1,224,786	1,134,285
Pool QC9422, 2.50%, 10/01/2051	1,949,751	1,803,361
Pool QD1136, 2.50%, 11/01/2051	1,863,604	1,726,821
Pool QD4139, 2.50%, 12/01/2051	849,141	789,888
Pool QD4141, 2.50%, 12/01/2051	1,354,242	1,253,738
Pool RA6478, 2.50%, 12/01/2051	9,033	8,326
Pool QD4132, 2.50%, 01/01/2052	1,905,897	1,758,306
Pool QD6358, 2.50%, 02/01/2052	958,056	889,115
Pool QD7966, 2.50%, 02/01/2052	1,149,061	1,059,255
Pool RA6794, 2.50%, 02/01/2052	1,192,115	1,098,945
Pool QD8214, 2.50%, 03/01/2052	812,690	750,306
Pool Q16506, 3.00%, 02/01/2043	15,556	14,898
Pool Q40627, 3.00%, 05/01/2046	2,204,492	2,136,139
Pool Q41877, 3.00%, 07/01/2046	1,047,324	1,014,199
Pool Q43158, 3.00%, 09/01/2046	636,096	616,373
Pool Q44344, 3.00%, 11/01/2046	237,673	228,008
Pool Q44395, 3.00%, 11/01/2046	1,518,647	1,467,004
Pool Q45623, 3.00%, 01/01/2047	2,888,557	2,795,975
Pool QA2069, 3.00%, 08/01/2049	508,244	487,503
Pool QA2173, 3.00%, 08/01/2049	662,493	634,853
Pool QA2405, 3.00%, 09/01/2049	344,562	328,698
Pool QA3109, 3.00%, 09/01/2049	824,217	789,406
Pool QA3562, 3.00%, 10/01/2049	1,438,677	1,378,651
Pool QA4231, 3.00%, 11/01/2049	1,580,088	1,511,811
Pool QA4780, 3.00%, 11/01/2049	531,843	507,801
Pool RA1773, 3.00%, 11/01/2049	945,093	905,672
Pool QA5579, 3.00%, 12/01/2049	1,322,405	1,264,314
Pool QA5721, 3.00%, 01/01/2050	1,173,675	1,124,706
Pool QA5900, 3.00%, 01/01/2050	518,940	498,198
Pool QA6535, 3.00%, 01/01/2050	1,364,285	1,304,874
Pool RA2089, 3.00%, 01/01/2050	512,379	489,099
Pool QA6834, 3.00%, 02/01/2050	491,619	469,797
Pool QA7417, 3.00%, 02/01/2050	1,237,771	1,182,702
Pool QA7634, 3.00%, 03/01/2050	1,472,108	1,410,715

The accompanying notes are an integral part of the financial statements.

9

	Principal Amount	Value
Pool QA8482, 3.00%, 03/01/2050	$1,639,449	$1,569,467
Pool QB0265, 3.00%, 06/01/2050	303,328	289,444
Pool QB0757, 3.00%, 07/01/2050	836,282	801,403
Pool QB0816, 3.00%, 07/01/2050	532,584	509,197
Pool QB1681, 3.00%, 07/01/2050	693,221	665,511
Pool QB2046, 3.00%, 08/01/2050	1,452,436	1,390,062
Pool QB2674, 3.00%, 08/01/2050	1,266,719	1,212,027
Pool QB3153, 3.00%, 09/01/2050	1,625,111	1,552,528
Pool SD8108, 3.00%, 11/01/2050	8,400,586	8,024,954
Pool SD8152, 3.00%, 03/01/2052	1,324,363	1,264,323
Pool QE0361, 3.00%, 04/01/2052	383,877	366,681
Pool QE0366, 3.00%, 04/01/2052	834,444	798,616
Pool QE1667, 3.00%, 04/01/2052	1,088,312	1,038,890
Pool QE2155, 3.00%, 04/01/2052	1,142,803	1,090,814
Pool QE1714, 3.00%, 05/01/2052	1,807,450	1,725,368
Pool QE1717, 3.00%, 05/01/2052	1,529,379	1,465,608
Pool Q07121, 3.50%, 04/01/2042	25,702	25,242
Pool Q07398, 3.50%, 04/01/2042	45,062	44,621
Pool Q37430, 3.50%, 11/01/2045	79,587	79,313
Pool Q38376, 3.50%, 01/01/2046	642,676	640,464
Pool Q39359, 3.50%, 03/01/2046	1,064,627	1,061,018
Pool Q40641, 3.50%, 05/01/2046	359,050	357,278
Pool Q45628, 3.50%, 01/01/2047	2,320,302	2,314,791
Pool Q47221, 3.50%, 03/01/2047	470,675	467,816
Pool Q48279, 3.50%, 05/01/2047	648,433	641,763
Pool Q49035, 3.50%, 06/01/2047	425,091	420,000
Pool Q49605, 3.50%, 07/01/2047	307,615	304,737
Pool Q50514, 3.50%, 08/01/2047	52,949	52,259
Pool Q50393, 3.50%, 09/01/2047	1,456,809	1,448,865
Pool Q50943, 3.50%, 09/01/2047	370,521	364,788
Pool Q51685, 3.50%, 10/01/2047	1,230,426	1,223,714
Pool V83539, 3.50%, 10/01/2047	1,081,861	1,077,473
Pool Q52610, 3.50%, 11/01/2047	1,355,937	1,348,536
Pool V83815, 3.50%, 12/01/2047	894,242	889,364
Pool Q53325, 3.50%, 01/01/2048	946,233	940,383
Pool Q54012, 3.50%, 01/01/2048	1,103,176	1,095,001
Pool Q54511, 3.50%, 02/01/2048	1,278,154	1,271,177
Pool Q54585, 3.50%, 02/01/2048	592,535	586,548
Pool Q54876, 3.50%, 03/01/2048	411,119	406,431
Pool Q55002, 3.50%, 03/01/2048	1,407,214	1,391,234
Pool Q62396, 3.50%, 04/01/2049	236,735	233,763
Pool QA2070, 3.50%, 08/01/2049	441,559	435,537
Pool QA2301, 3.50%, 08/01/2049	402,835	396,676
Pool QA3110, 3.50%, 09/01/2049	689,103	678,451
Pool QA3982, 3.50%, 10/01/2049	508,416	499,282
Pool QA4885, 3.50%, 11/01/2049	412,145	405,363
Pool QA6536, 3.50%, 01/01/2050	694,812	685,549
Pool QA7418, 3.50%, 02/01/2050	566,179	558,229
Pool QE0367, 3.50%, 04/01/2052	406,399	398,823
Pool QE0369, 3.50%, 04/01/2052	1,165,051	1,151,985
Pool QE1713, 3.50%, 05/01/2052	2,920,031	2,892,703
Pool QE1715, 3.50%, 05/01/2052	4,847,348	4,756,995
Pool QE2624, 3.50%, 05/01/2052	1,001,972	983,295
Pool Q39374, 4.00%, 03/01/2046	49,368	49,705

The accompanying notes are an integral part of the financial statements.

10	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool Q47223, 4.00%, 03/01/2047	$410,460	$415,946
Pool Q47775, 4.00%, 04/01/2047	671,198	682,247
Pool Q48287, 4.00%, 05/01/2047	1,131,666	1,148,730
Pool Q48819, 4.00%, 06/01/2047	1,425,130	1,448,624
Pool Q49040, 4.00%, 06/01/2047	2,127,435	2,159,244
Pool Q49606, 4.00%, 07/01/2047	1,470,443	1,485,226
Pool Q49898, 4.00%, 08/01/2047	277,729	279,131
Pool Q50396, 4.00%, 08/01/2047	58,868	59,655
Pool Q50397, 4.00%, 08/01/2047	1,837,559	1,854,464
Pool Q50951, 4.00%, 09/01/2047	789,812	800,267
Pool Q51686, 4.00%, 10/01/2047	770,606	782,447
Pool V83540, 4.00%, 10/01/2047	531,381	535,291
Pool Q53883, 4.00%, 01/01/2048	459,799	462,920
Pool Q54464, 4.00%, 02/01/2048	646,510	654,069
Pool Q54586, 4.00%, 02/01/2048	2,733,335	2,768,558
Pool Q54877, 4.00%, 02/01/2048	549,845	556,196
Pool Q55004, 4.00%, 03/01/2048	916,713	926,260
Pool Q55631, 4.00%, 04/01/2048	1,352,681	1,372,336
Pool Q56253, 4.00%, 05/01/2048	1,050,645	1,065,195
Pool Q56469, 4.00%, 06/01/2048	431,482	434,798
Pool Q56900, 4.00%, 06/01/2048	901,149	911,776
Pool Q57029, 4.00%, 07/01/2048	646,264	653,851
Pool Q57388, 4.00%, 07/01/2048	594,621	600,773
Pool Q57694, 4.00%, 08/01/2048	453,789	457,777
Pool Q58271, 4.00%, 09/01/2048	480,943	486,087
Pool Q58366, 4.00%, 09/01/2048	196,720	197,382
Pool Q58774, 4.00%, 10/01/2048	627,359	635,666
Pool Q59058, 4.00%, 10/01/2048	411,814	415,117
Pool Q59686, 4.00%, 11/01/2048	214,918	215,224
Pool Q60213, 4.00%, 12/01/2048	578,414	583,299
Pool Q60598, 4.00%, 01/01/2049	314,702	315,106
Pool Q61151, 4.00%, 01/01/2049	534,905	538,377
Pool Q61387, 4.00%, 02/01/2049	609,391	617,782
Pool Q61800, 4.00%, 03/01/2049	784,640	791,658
Pool Q61986, 4.00%, 03/01/2049	1,020,153	1,028,786
Pool Q62397, 4.00%, 04/01/2049	601,381	605,503
Pool QA2406, 4.00%, 09/01/2049	455,116	459,166
Pool QA4064, 4.00%, 10/01/2049	455,055	456,283
Pool QE1708, 4.00%, 05/01/2052	2,406,913	2,439,505
Pool QE1709, 4.00%, 05/01/2052	976,357	984,958
Pool QE2611, 4.00%, 05/01/2052	1,589,325	1,591,922
Pool A91363, 4.50%, 03/01/2040	78,319	79,850
Pool A91756, 4.50%, 03/01/2040	94,529	96,377
Pool A93467, 4.50%, 08/01/2040	74,545	76,002
Pool Q01597, 4.50%, 05/01/2041	128,456	130,967
Pool Q02377, 4.50%, 07/01/2041	140,754	143,504
Pool Q47624, 4.50%, 04/01/2047	535,435	553,139
Pool Q48294, 4.50%, 05/01/2047	179,513	183,021
Pool Q49044, 4.50%, 07/01/2047	815,864	845,702
Pool Q49608, 4.50%, 07/01/2047	248,840	253,814
Pool Q49902, 4.50%, 08/01/2047	179,007	183,763
Pool Q55774, 4.50%, 04/01/2048	557,988	572,597
Pool Q56476, 4.50%, 05/01/2048	530,285	545,358
Pool Q56906, 4.50%, 06/01/2048	1,333,070	1,384,975

The accompanying notes are an integral part of the financial statements.

11

	Principal Amount	Value
Pool Q57389, 4.50%, 07/01/2048	$729,071	$755,221
Pool Q57906, 4.50%, 08/01/2048	1,314,401	1,377,673
Pool Q58775, 4.50%, 09/01/2048	1,215,686	1,250,430
Pool Q59454, 4.50%, 11/01/2048	106,468	108,548
Pool Q60215, 4.50%, 11/01/2048	814,084	836,213
Pool RA7205, 4.50%, 04/01/2052	4,839,433	4,929,995
Pool A91364, 5.00%, 03/01/2040	158,303	163,962
Pool A92906, 5.00%, 07/01/2040	254,058	264,927
Pool A56707, 5.50%, 01/01/2037	59,438	62,145
Pool A58653, 5.50%, 03/01/2037	51,556	53,904
Pool A68746, 5.50%, 10/01/2037	127,096	132,906
Pool A76192, 5.50%, 04/01/2038	198,990	208,124
Pool A76444, 5.50%, 04/01/2038	100,327	104,897
Pool A78742, 5.50%, 06/01/2038	533,301	570,752
Pool G06072, 6.00%, 06/01/2038	252,852	277,487
Pool G06073, 6.50%, 10/01/2037	492,864	537,751
		278,813,507

FHA Project Loans - 0.26%
Pool 023-98141, 6.00%, 03/01/2047 (a) (b)	2,766,518	2,677,203
Pool St. Michael, 6.20%, 09/01/2050 (a) (b)	5,360,087	5,294,616
Pool 023-98146, 6.51%, 07/01/2047 (a) (b)	566,994	561,050
Pool 034-A35271, 6.95%, 06/01/2035 (a) (b)	126,221	125,575
		8,658,444

FHMS Multifamily - 6.32%
Pool KJ33, 0.44%, 12/25/2025	1,580,226	1,530,692
Pool K-F100, 0.47%, (SOFR30A+0.180%), 01/25/2028 (c)	24,833,614	24,656,113
Pool K-F122, 0.48%, (SOFR30A+0.190%), 09/25/2031 (c)	4,000,000	3,983,702
Pool F118, 0.49%, (SOFR30A+0.200%), 07/25/2028 (c)	4,628,000	4,602,691
Pool F116, 0.50%, (SOFR30A+0.210%), 06/25/2028 (c)	13,937,000	13,898,597
Pool F113, 0.52%, (SOFR30A+0.230%), 05/25/2028 (c)	9,270,941	9,191,612
Pool KF97, 0.54%, (SOFR30A+0.250%), 12/25/2030 (c)	3,487,468	3,474,374
Pool F105, 0.54%, (SOFR30A+0.250%), 02/25/2031 (c)	14,002,634	13,853,805
Pool Q012, 0.58%, 08/25/2025	2,590,462	2,475,875
Pool K135, 0.66%, (SOFR30A+0.370%), 05/25/2029 (c)	500,000	500,000
Pool KG03, 0.70%, 04/25/2029 (c)	1,499,461	1,348,933
Pool K136, 0.70%, (SOFR30A+0.410%), 04/25/2032 (c)	2,430,000	2,430,000
Pool Q017, 0.71%, (SOFR30A+0.460%), 04/25/2030 (c)	1,725,000	1,724,999
Pool P003, 0.83%, 02/25/2031	6,170,059	5,450,204
Pool KG04, 0.85%, 06/25/2030	8,889,010	7,823,328
Pool K123, 0.93%, 06/25/2030	2,862,175	2,543,896
Pool KF131, 0.93%, (SOFR30A+0.330%), 01/25/2032 (c)	1,090,000	1,087,267
Pool K124, 0.96%, 08/25/2030	2,807,181	2,483,514
Pool KF133, 0.97%, (SOFR30A+0.370%), 02/25/2029 (c)	926,992	924,193
Pool Q012, 1.01%, 08/25/2030	4,599,991	4,054,205
Pool P009, 1.13%, 01/25/2031	25,940,778	23,377,264
Pool KF36, 1.14%, (ICE LIBOR USD 1 Month+0.340%), 08/25/2024 (c)	1,676,315	1,674,582
Pool WA4405, 1.15%, 05/01/2027	3,020,239	2,864,972
Pool K131, 1.16%, 01/25/2031	3,949,831	3,506,125
Pool P011, 1.20%, 09/25/2031	797,859	724,666
Pool WN1107, 1.27%, 08/01/2026	10,500,000	9,707,079
Pool KG03, 1.30%, 06/25/2030 (c)	8,000,000	6,826,432
Pool KSG1, 1.50%, 09/25/2030	3,850,000	3,330,900

The accompanying notes are an integral part of the financial statements.

12	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool K109, 1.56%, 04/25/2030	$1,500,000	$1,315,332
Pool Q014, 1.56%, 01/25/2036	2,700,001	2,343,050
Pool K741, 1.60%, 12/25/2027	20,000,000	18,331,654
Pool 2021-ML08, 1.88%, 07/25/2037	1,382,496	1,148,199
Pool 2021-ML08, 1.90%, 11/25/2037	1,772,612	1,472,288
Pool WA1102, 1.92%, 12/01/2028	1,000,736	920,365
Pool WN0034, 1.94%, 04/01/2037	842,741	666,928
Pool K747, 2.05%, 11/25/2028 (c)	9,000,000	8,335,377
Pool K140, 2.29%, 03/25/2054	489,094	456,389
Pool K137, 2.35%, 11/25/2031 (c)	3,500,000	3,185,945
Pool K094, 2.70%, 04/25/2029	3,876,990	3,802,351
Pool P013, 2.76%, 02/25/2032 (c)	450,000	425,002
Pool WA4420, 3.10%, 02/01/2029	3,478,570	3,426,684
		205,879,584

FNMA Multifamily - 9.53%
Pool BL4132, 0.55%, (SOFR30A+0.260%), 04/01/2031 (c)	12,880,000	12,874,164
Pool BS1200, 0.95%, 02/01/2028	3,370,000	3,238,669
Pool BS1201, 0.95%, 02/01/2028	6,860,000	6,592,662
Pool BS1033, 1.02%, 02/01/2028	7,334,255	7,061,416
Pool BS1139, 1.04%, 02/01/2028	2,400,000	2,131,113
Pool BL8108, 1.19%, 09/01/2032	2,888,651	2,411,405
Pool BL7910, 1.23%, 08/01/2027	4,700,000	4,486,637
Pool BL7892, 1.24%, 08/01/2030	6,258,055	5,427,715
Pool BL7247, 1.25%, 06/01/2030	3,049,215	2,658,646
Pool BL7686, 1.28%, 08/01/2030	2,884,082	2,510,186
Pool BL7010, 1.30%, 06/01/2030	10,000,000	8,686,303
Pool BL7898, 1.31%, 08/01/2032	8,100,000	6,599,617
Pool BL8103, 1.32%, 12/01/2030	7,001,279	6,081,186
Pool BL8000, 1.34%, 09/01/2030	4,940,000	4,271,983
Pool BL8013, 1.36%, 08/01/2035	4,240,824	3,344,855
Pool BL8014, 1.36%, 08/01/2035	3,916,098	3,088,735
Pool BS0025, 1.38%, 12/01/2030	7,757,306	6,767,326
Pool M1S, 1.38%, 12/25/2030 (c)	13,550,000	11,559,142
Pool BS0596, 1.38%, 01/01/2031	200,000	171,498
Pool BL7636, 1.41%, 07/01/2032	1,100,000	917,746
Pool BL7257, 1.44%, 06/01/2032	401,212	343,025
Pool BS1017, 1.45%, 02/01/2031	3,120,000	2,701,592
Pool BL9838, 1.48%, 12/01/2030	2,386,000	2,083,487
Pool BL6827, 1.50%, 06/01/2032	6,068,147	5,288,876
Pool BS1482, 1.61%, 03/01/2031	1,464,069	1,295,301
Pool BS0391, 1.63%, 01/01/2033	4,621,000	3,893,544
Pool BL7351, 1.65%, 07/01/2030	655,000	579,120
Pool BS0179, 1.67%, 01/01/2033	4,775,000	4,080,298
Pool BS4667, 1.71%, 03/01/2029	3,642,290	3,287,727
Pool BL7338, 1.81%, 07/01/2032	1,732,178	1,526,251
Pool BS1977, 1.85%, 05/01/2031	3,640,000	3,273,140
Pool BS2625, 1.89%, 07/01/2031	4,645,000	4,122,435
Pool BL6240, 1.94%, 03/01/2030	750,000	681,190
Pool BS1922, 2.03%, 05/01/2031	2,000,000	1,758,194
Pool AN2159, 2.06%, 12/01/2022	1,352,477	1,350,828
Pool BL6159, 2.06%, 03/01/2030	1,790,082	1,643,874
Pool BL5261, 2.18%, 03/01/2030	1,911,021	1,773,601
Pool AN1684, 2.30%, 06/01/2023	2,512,692	2,507,643
Pool BL6486, 2.31%, 04/01/2030	1,470,000	1,365,025

The accompanying notes are an integral part of the financial statements.

13

	Principal Amount	Value
Pool BL5452, 2.41%, 01/01/2030	$3,342,447	$3,151,004
Pool BL4589, 2.45%, 10/01/2029	6,330,560	5,995,264
Pool BL5265, 2.47%, 01/01/2030	782,464	746,095
Pool AM2198, 2.48%, 01/01/2023	87,196	87,193
Pool BS5218, 2.49%, 04/01/2032	5,777,000	5,323,968
Pool BL4134, 2.52%, 02/01/2034	660,961	605,982
Pool AN3584, 2.53%, 11/01/2028	991,190	950,008
Pool AN1381, 2.56%, 08/01/2026	861,986	841,159
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,195,207
Pool AN1428, 2.69%, 04/01/2026	553,027	542,901
Pool AM9007, 2.78%, 05/01/2025	455,394	450,205
Pool AM8561, 2.82%, 04/01/2025	3,879,517	3,840,496
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,651,463
Pool AN0876, 2.85%, 02/01/2026	1,322,878	1,306,562
Pool AM0414, 2.87%, 09/01/2027	3,020,000	2,967,492
Pool AN6823, 2.95%, 09/01/2029	2,464,000	2,397,291
Pool AN5781, 2.96%, 06/01/2029	456,098	440,230
Pool AN8458, 2.97%, 02/01/2025	4,812,989	4,760,950
Pool AN5536, 2.97%, 05/01/2027	3,135,259	3,093,817
Pool BL2741, 2.97%, 06/01/2029	3,332,389	3,264,401
Pool AN6926, 3.00%, 11/01/2032	963,869	922,951
Pool BL4558, 3.00%, 11/01/2035	823,222	763,378
Pool AN7354, 3.03%, 11/01/2027	2,564,880	2,536,102
Pool AN5273, 3.06%, 05/01/2027	386,990	383,377
Pool AN6579, 3.06%, 09/01/2027	1,398,447	1,392,091
Pool AN5758, 3.09%, 06/01/2027	1,442,210	1,439,394
Pool BL2603, 3.10%, 05/01/2029	5,483,980	5,414,154
Pool AN8567, 3.15%, 03/01/2028	7,087,568	7,046,380
Pool AN4045, 3.15%, 01/01/2029	6,265,034	6,164,708
Pool AN8521, 3.19%, 03/01/2028	2,412,469	2,372,921
Pool AN9141, 3.20%, 05/01/2025	1,267,915	1,267,179
Pool AN6262, 3.20%, 08/01/2027	494,879	493,304
Pool AN6232, 3.20%, 08/01/2029	4,883,276	4,847,364
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,246,532
Pool AN4133, 3.21%, 01/01/2033	225,321	219,447
Pool AM8227, 3.21%, 03/01/2033	87,220	85,954
Pool AM9393, 3.23%, 07/01/2025	881,251	882,109
Pool AN5792, 3.30%, 04/01/2034	901,109	877,521
Pool BL2117, 3.31%, 04/01/2029	5,925,000	5,894,490
Pool AM9780, 3.31%, 03/01/2031	367,258	344,046
Pool BL2249, 3.32%, 04/01/2029	786,633	782,117
Pool AM6620, 3.34%, 08/01/2024	517,248	516,464
Pool BL2377, 3.34%, 05/01/2031	2,823,760	2,810,098
Pool AN8814, 3.36%, 04/01/2028	933,202	937,542
Pool AN4505, 3.36%, 02/01/2032	949,268	935,853
Pool AM3973, 3.37%, 07/01/2023	3,087,919	3,056,755
Pool AN5418, 3.40%, 05/01/2033	750,000	734,925
Pool AN9534, 3.45%, 06/01/2025	2,338,679	2,335,693
Pool Silver Pines, 3.49%, 06/27/2032 (a) (b)	5,000,000	4,999,480
Pool BL0478, 3.57%, 10/01/2025	1,979,993	1,984,147
Pool Casa Tiempo, 3.59%, 06/29/2032 (a) (b)	6,000,000	6,049,787
Pool De Fresse Manor, 3.60%, 06/29/2032 (a) (b)	2,560,000	2,597,293
Pool BMOC-3131, 3.64%, 06/25/2032 (a) (b)	1,200,000	1,196,745
Pool St Johns Plaza, 3.72%, 06/17/2032 (a) (b)	10,000,000	10,099,492

The accompanying notes are an integral part of the financial statements.

14	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool Liberty Arm, 3.77%, 07/27/2032 (a) (b)	$5,297,436	$5,410,007
Pool AN4171, 3.79%, 01/01/2035	777,758	777,008
Pool AN9844, 3.80%, 07/01/2030	772,503	792,783
Pool AM9376, 3.83%, 07/01/2045	444,755	439,967
Pool AN0360, 3.95%, 12/01/2045	100,000	96,388
Pool AN4676, 4.10%, 03/01/2047	1,236,240	1,235,514
Pool AM5197, 4.20%, 01/01/2030	376,724	394,669
Pool 468251, 4.76%, 06/01/2026	541,622	563,919
Pool 466907, 5.13%, 03/01/2026	345,112	367,696
Pool 465394, 5.20%, 03/01/2026	464,437	495,734
Pool 463895, 5.25%, 10/01/2025	325,390	346,347
Pool 874487, 5.52%, 05/01/2025	413,327	412,835
Pool 387005, 5.95%, 06/01/2022	278,659	278,219
Pool 463839, 5.96%, 11/01/2027	573,322	593,894
Pool 467914, 6.10%, 04/01/2041	467,352	488,161
Pool 463997, 6.12%, 12/01/2027	878,249	915,615
Pool 464836, 6.23%, 03/01/2028	1,495,470	1,578,658
Pool 465260, 6.33%, 06/01/2028	1,358,379	1,420,791
Pool 464254, 6.34%, 11/01/2027	2,349,931	2,461,241
Pool 464969, 6.34%, 04/01/2028	2,397,166	2,571,746
Pool 464632, 6.50%, 02/01/2028	426,229	454,889
Pool 465588, 6.55%, 07/01/2028	520,142	556,986
Pool 466756, 6.59%, 12/01/2028	1,593,180	1,671,696
Pool 464573, 6.72%, 02/01/2040	2,102,498	2,246,370
Pool 466595, 6.78%, 11/01/2025	3,324,614	3,491,292
Pool 469854, 8.26%, 12/01/2026	1,509,180	1,704,516
		310,444,577

FNMA Single Family - 16.47%
Pool BU1090, 1.50%, 10/01/2036	324,307	300,862
Pool MA4497, 2.00%, 12/01/2036	6,943,760	6,567,551
Pool BQ1545, 2.00%, 09/01/2050	3,214,214	2,864,549
Pool BQ1571, 2.00%, 09/01/2050	4,735,008	4,220,483
Pool BQ1603, 2.00%, 09/01/2050	1,944,008	1,733,165
Pool BQ2362, 2.00%, 09/01/2050	3,575,102	3,186,552
Pool BQ3064, 2.00%, 09/01/2050	2,740,264	2,441,321
Pool CA7182, 2.00%, 09/01/2050	1,959,943	1,747,931
Pool BP7434, 2.00%, 10/01/2050	1,091,933	973,410
Pool BQ3112, 2.00%, 10/01/2050	1,950,791	1,738,767
Pool BQ4812, 2.00%, 10/01/2050	3,373,826	3,008,530
Pool BQ4876, 2.00%, 10/01/2050	2,292,676	2,041,853
Pool CA7287, 2.00%, 10/01/2050	2,158,316	1,923,519
Pool BQ5814, 2.00%, 11/01/2050	2,090,408	1,864,069
Pool BQ7638, 2.00%, 11/01/2050	2,111,616	1,882,980
Pool CA7661, 2.00%, 11/01/2050	2,770,226	2,468,864
Pool CA8322, 2.00%, 12/01/2050	2,200,781	1,961,368
Pool BR0679, 2.00%, 01/01/2051	3,664,955	3,269,640
Pool BR1282, 2.00%, 01/01/2051	2,196,319	1,957,931
Pool BQ4492, 2.00%, 02/01/2051	914,151	815,695
Pool BR3230, 2.00%, 02/01/2051	4,520,179	4,031,427
Pool CA9082, 2.00%, 02/01/2051	3,295,521	2,941,255
Pool BR4749, 2.00%, 03/01/2051	1,721,153	1,536,469
Pool CB0668, 2.00%, 05/01/2051	2,319,076	2,070,711
Pool BT1268, 2.00%, 07/01/2051	3,041,747	2,715,977
Pool BT1347, 2.00%, 07/01/2051	4,244,460	3,790,748

The accompanying notes are an integral part of the financial statements.

15

	Principal Amount	Value
Pool BR2232, 2.00%, 08/01/2051	$789,624	$709,508
Pool BT2780, 2.00%, 08/01/2051	6,113,267	5,461,053
Pool BT7189, 2.00%, 08/01/2051	4,117,151	3,694,959
Pool BT9013, 2.00%, 08/01/2051	1,449,236	1,297,901
Pool BT7259, 2.00%, 09/01/2051	5,526,561	4,951,302
Pool BT7351, 2.00%, 10/01/2051	6,147,625	5,523,834
Pool BU1092, 2.00%, 10/01/2051	4,391,884	3,946,927
Pool BU2995, 2.00%, 10/01/2051	1,288,647	1,156,468
Pool BU3147, 2.00%, 10/01/2051	480,974	432,134
Pool CB1941, 2.00%, 10/01/2051	9,298,376	8,350,595
Pool BU1004, 2.00%, 11/01/2051	3,420,661	3,071,910
Pool BU7796, 2.00%, 11/01/2051	1,627,259	1,462,525
Pool BU9860, 2.00%, 01/01/2052	1,251,849	1,121,643
Pool BU9861, 2.00%, 01/01/2052	2,263,584	2,030,430
Pool BT2173, 2.00%, 02/01/2052	2,153,353	1,924,556
Pool BV3015, 2.00%, 02/01/2052	2,394,104	2,147,288
Pool BV3016, 2.00%, 02/01/2052	1,440,848	1,292,277
Pool BV3213, 2.00%, 02/01/2052	1,712,291	1,538,055
Pool BV4124, 2.00%, 02/01/2052	1,397,987	1,249,448
Pool BV4125, 2.00%, 02/01/2052	687,679	614,611
Pool BV5522, 2.00%, 02/01/2052	302,416	270,285
Pool CB2791, 2.00%, 02/01/2052	9,300,721	8,355,792
Pool BP5424, 2.50%, 05/01/2050	1,035,631	955,188
Pool CA5693, 2.50%, 05/01/2050	1,456,673	1,343,429
Pool BP5447, 2.50%, 06/01/2050	791,304	732,086
Pool BP5470, 2.50%, 06/01/2050	386,084	356,156
Pool BP5498, 2.50%, 06/01/2050	790,997	729,955
Pool BP8732, 2.50%, 06/01/2050	1,920,772	1,771,096
Pool CA6159, 2.50%, 06/01/2050	1,419,542	1,310,342
Pool BP8742, 2.50%, 07/01/2050	824,322	760,591
Pool BP8759, 2.50%, 07/01/2050	1,694,156	1,563,383
Pool BP8789, 2.50%, 07/01/2050	966,533	893,280
Pool BP8814, 2.50%, 07/01/2050	754,382	698,677
Pool BP9533, 2.50%, 07/01/2050	1,750,753	1,613,974
Pool BP9534, 2.50%, 07/01/2050	1,792,980	1,655,507
Pool BP9566, 2.50%, 07/01/2050	323,792	298,950
Pool BP9596, 2.50%, 08/01/2050	573,414	531,942
Pool BP9598, 2.50%, 08/01/2050	400,089	369,174
Pool BQ0192, 2.50%, 08/01/2050	1,489,506	1,376,552
Pool BQ0210, 2.50%, 08/01/2050	1,909,245	1,766,323
Pool BQ0228, 2.50%, 08/01/2050	1,900,955	1,755,196
Pool BQ0248, 2.50%, 08/01/2050	1,355,749	1,251,636
Pool CA6683, 2.50%, 08/01/2050	3,383,550	3,121,564
Pool BQ1546, 2.50%, 09/01/2050	3,079,470	2,838,557
Pool BQ1572, 2.50%, 09/01/2050	3,466,481	3,193,922
Pool BQ1604, 2.50%, 09/01/2050	2,424,468	2,235,984
Pool BQ2363, 2.50%, 09/01/2050	1,617,416	1,491,019
Pool BQ3065, 2.50%, 09/01/2050	2,891,342	2,672,085
Pool BQ3113, 2.50%, 10/01/2050	1,458,661	1,344,481
Pool BQ4813, 2.50%, 10/01/2050	3,024,497	2,787,745
Pool BQ4877, 2.50%, 10/01/2050	1,037,986	958,731
Pool CA7296, 2.50%, 10/01/2050	1,049,213	967,032
Pool BQ7638, 2.50%, 11/01/2050	2,999,783	2,769,623
Pool CA7663, 2.50%, 11/01/2050	1,908,664	1,759,628

The accompanying notes are an integral part of the financial statements.

16	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BR2612, 2.50%, 02/01/2051	$650,730	$601,980
Pool BR5455, 2.50%, 03/01/2051	1,354,571	1,252,559
Pool BR7692, 2.50%, 04/01/2051	1,624,520	1,499,380
Pool BR9147, 2.50%, 05/01/2051	2,577,481	2,383,326
Pool BT1269, 2.50%, 07/01/2051	5,472,874	5,050,387
Pool BT2707, 2.50%, 07/01/2051	6,687,093	6,163,255
Pool BT2781, 2.50%, 08/01/2051	3,603,571	3,327,710
Pool BT7190, 2.50%, 08/01/2051	3,317,683	3,072,473
Pool BT9012, 2.50%, 08/01/2051	723,000	670,008
Pool BT7260, 2.50%, 09/01/2051	2,314,676	2,147,918
Pool BU1093, 2.50%, 10/01/2051	3,701,027	3,433,291
Pool CB2073, 2.50%, 11/01/2051	10,217,504	9,417,140
Pool BU7797, 2.50%, 12/01/2051	1,320,993	1,225,125
Pool BU7877, 2.50%, 12/01/2051	1,623,274	1,502,806
Pool BU7879, 2.50%, 12/01/2051	1,068,602	994,037
Pool BU7880, 2.50%, 12/01/2051	1,092,503	1,017,151
Pool BU7876, 2.50%, 01/01/2052	2,594,203	2,391,314
Pool BU7878, 2.50%, 01/01/2052	1,925,119	1,786,126
Pool BU9862, 2.50%, 01/01/2052	1,536,011	1,415,961
Pool BU9863, 2.50%, 01/01/2052	1,459,498	1,351,991
Pool CB2518, 2.50%, 01/01/2052	3,927,682	3,620,505
Pool BT2174, 2.50%, 02/01/2052	1,186,469	1,094,844
Pool BV3017, 2.50%, 02/01/2052	1,235,975	1,143,771
Pool BV3214, 2.50%, 02/01/2052	777,071	720,775
Pool BV4126, 2.50%, 02/01/2052	476,625	439,374
Pool BV4855, 2.50%, 02/01/2052	623,426	574,703
Pool CB2792, 2.50%, 02/01/2052	3,825,197	3,545,123
Pool BT8101, 2.50%, 03/01/2052	744,704	687,543
Pool BV5521, 2.50%, 03/01/2052	564,476	520,374
Pool CB3045, 2.50%, 03/01/2052	8,157,646	7,531,456
Pool BV5364, 2.50%, 04/01/2052	328,189	302,996
Pool BW1785, 2.50%, 04/01/2052	956,267	881,387
Pool CB3337, 2.50%, 04/01/2052	1,306,789	1,204,721
Pool MA4578, 2.50%, 04/01/2052	7,154,803	6,590,105
Pool FS1278, 3.00%, 04/01/2037	13,880,471	13,755,061
Pool AB6333, 3.00%, 09/01/2042	400,994	390,260
Pool AP7482, 3.00%, 09/01/2042	63,251	61,403
Pool AP9712, 3.00%, 09/01/2042	75,743	73,634
Pool AB7486, 3.00%, 12/01/2042	687,986	668,570
Pool AR5591, 3.00%, 01/01/2043	34,553	33,601
Pool AT1983, 3.00%, 04/01/2043	495,656	482,242
Pool AB9496, 3.00%, 05/01/2043	23,941	22,966
Pool AR6415, 3.00%, 05/01/2043	220,677	214,170
Pool AT0343, 3.00%, 05/01/2043	34,742	33,745
Pool AS7134, 3.00%, 05/01/2046	568,266	550,254
Pool AS7340, 3.00%, 06/01/2046	1,487,838	1,440,726
Pool BC1141, 3.00%, 06/01/2046	330,758	320,285
Pool AS7521, 3.00%, 07/01/2046	1,128,488	1,092,783
Pool BD0472, 3.00%, 07/01/2046	329,575	316,659
Pool AS7816, 3.00%, 08/01/2046	1,955,662	1,892,626
Pool BC2796, 3.00%, 08/01/2046	1,178,893	1,141,568
Pool AS7899, 3.00%, 09/01/2046	832,515	804,841
Pool BD6343, 3.00%, 09/01/2046	347,604	334,533
Pool AS8079, 3.00%, 10/01/2046	1,718,106	1,662,692

The accompanying notes are an integral part of the financial statements.

17

	Principal Amount	Value
Pool BC4722, 3.00%, 10/01/2046	$504,896	$487,774
Pool AS8290, 3.00%, 11/01/2046	1,434,686	1,386,640
Pool AS8463, 3.00%, 12/01/2046	2,080,850	2,012,366
Pool BC9073, 3.00%, 12/01/2046	1,947,242	1,882,010
Pool AS8650, 3.00%, 01/01/2047	3,729,003	3,588,223
Pool BD7042, 3.00%, 03/01/2047	366,817	351,139
Pool BN6614, 3.00%, 05/01/2049	220,286	210,373
Pool BN8885, 3.00%, 05/01/2049	310,875	297,926
Pool BN6722, 3.00%, 06/01/2049	530,311	508,311
Pool BN8907, 3.00%, 06/01/2049	227,438	217,608
Pool BN8921, 3.00%, 06/01/2049	86,455	82,602
Pool BO1800, 3.00%, 06/01/2049	1,235,775	1,184,468
Pool BO1272, 3.00%, 07/01/2049	480,631	462,755
Pool BO1283, 3.00%, 07/01/2049	561,335	537,729
Pool CA3873, 3.00%, 07/01/2049	784,213	749,688
Pool BN7692, 3.00%, 08/01/2049	566,295	540,476
Pool BO1314, 3.00%, 08/01/2049	1,176,109	1,127,220
Pool BO1318, 3.00%, 08/01/2049	992,647	951,386
Pool BO1324, 3.00%, 08/01/2049	1,849,630	1,772,727
Pool CA3957, 3.00%, 08/01/2049	1,631,108	1,563,310
Pool BO2209, 3.00%, 09/01/2049	1,052,749	1,008,775
Pool BO2957, 3.00%, 09/01/2049	930,205	894,593
Pool BO2962, 3.00%, 09/01/2049	1,423,620	1,364,464
Pool BO3017, 3.00%, 09/01/2049	1,539,077	1,475,093
Pool BO3200, 3.00%, 09/01/2049	712,995	681,372
Pool CA4244, 3.00%, 09/01/2049	278,293	265,519
Pool BO5402, 3.00%, 10/01/2049	1,620,806	1,553,373
Pool BO5431, 3.00%, 10/01/2049	948,069	908,613
Pool BO5441, 3.00%, 10/01/2049	879,005	841,803
Pool CA4331, 3.00%, 10/01/2049	2,495,560	2,391,335
Pool BO4660, 3.00%, 11/01/2049	1,462,374	1,400,036
Pool BO5348, 3.00%, 11/01/2049	1,956,949	1,875,072
Pool BO5477, 3.00%, 11/01/2049	1,043,174	997,262
Pool BO5487, 3.00%, 11/01/2049	1,282,049	1,228,730
Pool CA4531, 3.00%, 11/01/2049	4,186,596	4,012,787
Pool BO5371, 3.00%, 12/01/2049	758,635	727,024
Pool BO6215, 3.00%, 12/01/2049	330,418	315,674
Pool BO8900, 3.00%, 12/01/2049	732,583	701,676
Pool BO8936, 3.00%, 01/01/2050	1,289,571	1,234,354
Pool BO8980, 3.00%, 01/01/2050	629,938	602,768
Pool CA5097, 3.00%, 01/01/2050	652,438	623,112
Pool BO9005, 3.00%, 02/01/2050	954,975	915,254
Pool BP1309, 3.00%, 02/01/2050	867,424	830,015
Pool CA5237, 3.00%, 02/01/2050	1,259,542	1,203,838
Pool BP1374, 3.00%, 03/01/2050	1,448,991	1,387,553
Pool BP1467, 3.00%, 03/01/2050	1,159,807	1,107,475
Pool BP5412, 3.00%, 05/01/2050	499,189	479,618
Pool BP5425, 3.00%, 05/01/2050	216,588	206,812
Pool CA5694, 3.00%, 05/01/2050	2,741,990	2,624,102
Pool BP5448, 3.00%, 06/01/2050	124,988	119,268
Pool BP5471, 3.00%, 06/01/2050	176,577	168,500
Pool BP5499, 3.00%, 06/01/2050	273,644	261,602
Pool BP8733, 3.00%, 06/01/2050	616,808	589,459
Pool CA6160, 3.00%, 06/01/2050	561,471	535,888

The accompanying notes are an integral part of the financial statements.

18	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BP8743, 3.00%, 07/01/2050	$350,342	$336,614
Pool BP8760, 3.00%, 07/01/2050	206,103	197,405
Pool BP8790, 3.00%, 07/01/2050	687,155	656,932
Pool BP8815, 3.00%, 07/01/2050	666,440	638,661
Pool BP9535, 3.00%, 07/01/2050	537,716	514,485
Pool BP9536, 3.00%, 07/01/2050	965,294	927,428
Pool BP9567, 3.00%, 07/01/2050	729,256	697,912
Pool BP9597, 3.00%, 08/01/2050	568,188	542,926
Pool BQ0193, 3.00%, 08/01/2050	389,015	371,285
Pool BQ0211, 3.00%, 08/01/2050	519,113	496,919
Pool BQ0229, 3.00%, 08/01/2050	552,005	528,833
Pool BQ0249, 3.00%, 08/01/2050	769,635	736,549
Pool BQ1573, 3.00%, 09/01/2050	2,135,863	2,046,782
Pool BV4127, 3.00%, 03/01/2052	908,158	868,040
Pool BV5365, 3.00%, 04/01/2052	1,149,565	1,097,450
Pool BV5366, 3.00%, 04/01/2052	1,336,712	1,279,318
Pool CB3338, 3.00%, 04/01/2052	6,133,085	5,854,561
Pool BT8102, 3.00%, 05/01/2052	879,001	839,015
Pool BV8519, 3.00%, 05/01/2052	1,283,068	1,225,594
Pool BV8520, 3.00%, 05/01/2052	897,836	860,398
Pool BW1786, 3.00%, 05/01/2052	1,036,314	989,173
Pool AS0092, 3.50%, 07/01/2043	123,423	123,185
Pool AU1769, 3.50%, 08/01/2043	132,926	132,439
Pool AX4858, 3.50%, 12/01/2044	136,722	136,128
Pool AX7551, 3.50%, 01/01/2045	117,117	116,640
Pool AY4388, 3.50%, 02/01/2045	133,026	131,367
Pool AS4536, 3.50%, 03/01/2045	83,435	83,159
Pool AX9585, 3.50%, 03/01/2045	771,429	769,942
Pool AY5019, 3.50%, 03/01/2045	99,616	98,284
Pool AS4738, 3.50%, 04/01/2045	352,531	351,362
Pool AY1387, 3.50%, 04/01/2045	121,555	120,627
Pool AS4913, 3.50%, 05/01/2045	536,069	533,992
Pool AY3458, 3.50%, 05/01/2045	240,030	239,272
Pool AY8252, 3.50%, 05/01/2045	9,268	9,101
Pool AY8271, 3.50%, 05/01/2045	87,311	86,941
Pool AS5117, 3.50%, 06/01/2045	456,673	454,947
Pool AZ2274, 3.50%, 06/01/2045	155,547	154,902
Pool AZ2316, 3.50%, 06/01/2045	65,008	64,058
Pool AS5351, 3.50%, 07/01/2045	106,930	106,708
Pool AZ0805, 3.50%, 07/01/2045	408,898	407,542
Pool AZ5686, 3.50%, 07/01/2045	74,112	73,825
Pool AS5579, 3.50%, 08/01/2045	100,588	100,285
Pool AZ5696, 3.50%, 08/01/2045	22,032	21,636
Pool AS5767, 3.50%, 09/01/2045	180,971	179,968
Pool AZ2904, 3.50%, 09/01/2045	134,794	134,257
Pool AZ9193, 3.50%, 09/01/2045	119,911	118,396
Pool AS5917, 3.50%, 10/01/2045	271,116	268,567
Pool AZ4755, 3.50%, 10/01/2045	111,847	111,372
Pool AS6127, 3.50%, 11/01/2045	338,270	336,855
Pool AS6309, 3.50%, 12/01/2045	244,201	243,254
Pool BC0066, 3.50%, 12/01/2045	169,038	168,304
Pool AS6467, 3.50%, 01/01/2046	887,921	882,873
Pool AS6616, 3.50%, 02/01/2046	606,997	604,333
Pool BC0223, 3.50%, 02/01/2046	822,295	818,764

The accompanying notes are an integral part of the financial statements.

19

	Principal Amount	Value
Pool BC0226, 3.50%, 02/01/2046	$121,165	$120,614
Pool AS6785, 3.50%, 03/01/2046	981,250	977,098
Pool AS6956, 3.50%, 04/01/2046	1,475,082	1,468,764
Pool BC0801, 3.50%, 04/01/2046	435,359	433,492
Pool AS7135, 3.50%, 05/01/2046	104,094	102,481
Pool BC6041, 3.50%, 05/01/2046	488,545	484,068
Pool BD0456, 3.50%, 06/01/2046	50,834	50,078
Pool BC9068, 3.50%, 12/01/2046	321,522	319,715
Pool AS8635, 3.50%, 01/01/2047	2,415,618	2,400,544
Pool AS8808, 3.50%, 02/01/2047	1,603,961	1,596,190
Pool AS8918, 3.50%, 03/01/2047	2,785,074	2,767,718
Pool BD7046, 3.50%, 03/01/2047	2,867,942	2,850,041
Pool BE7198, 3.50%, 03/01/2047	322,830	319,766
Pool AS9380, 3.50%, 04/01/2047	1,081,213	1,076,143
Pool BH1139, 3.50%, 04/01/2047	88,700	87,285
Pool BH1158, 3.50%, 04/01/2047	354,024	351,631
Pool AS9548, 3.50%, 05/01/2047	1,153,282	1,146,096
Pool BD2416, 3.50%, 05/01/2047	1,066,425	1,060,765
Pool AS9814, 3.50%, 06/01/2047	1,075,607	1,068,921
Pool BE3687, 3.50%, 06/01/2047	521,976	517,037
Pool BH5307, 3.50%, 06/01/2047	361,725	356,186
Pool AS9943, 3.50%, 07/01/2047	2,193,672	2,180,043
Pool BH5329, 3.50%, 07/01/2047	169,961	167,361
Pool BH2607, 3.50%, 08/01/2047	557,321	552,988
Pool CA0116, 3.50%, 08/01/2047	778,157	772,299
Pool BH2671, 3.50%, 09/01/2047	918,954	913,225
Pool BH5391, 3.50%, 09/01/2047	246,763	244,022
Pool CA0408, 3.50%, 09/01/2047	136,505	134,161
Pool BH4063, 3.50%, 10/01/2047	623,406	618,710
Pool BH9370, 3.50%, 10/01/2047	198,496	195,110
Pool CA0566, 3.50%, 10/01/2047	592,699	584,608
Pool BH5746, 3.50%, 11/01/2047	951,659	944,504
Pool CA0744, 3.50%, 11/01/2047	248,807	244,840
Pool BH7046, 3.50%, 12/01/2047	2,505,095	2,486,231
Pool BJ1663, 3.50%, 12/01/2047	890,926	883,630
Pool CA0918, 3.50%, 12/01/2047	843,417	837,861
Pool BH7097, 3.50%, 01/01/2048	1,651,518	1,641,229
Pool BJ4551, 3.50%, 01/01/2048	713,316	704,351
Pool BJ4562, 3.50%, 01/01/2048	559,990	556,490
Pool CA1074, 3.50%, 01/01/2048	1,802,070	1,790,844
Pool BH9270, 3.50%, 02/01/2048	1,320,442	1,312,214
Pool BJ4611, 3.50%, 02/01/2048	985,026	978,871
Pool BJ4612, 3.50%, 02/01/2048	321,378	318,121
Pool CA1243, 3.50%, 02/01/2048	3,158,073	3,144,594
Pool BJ0616, 3.50%, 03/01/2048	1,826,491	1,814,434
Pool BJ0652, 3.50%, 03/01/2048	822,831	816,764
Pool BK1959, 3.50%, 03/01/2048	891,968	885,117
Pool BK1960, 3.50%, 03/01/2048	411,396	407,019
Pool CA1415, 3.50%, 03/01/2048	1,816,555	1,802,295
Pool MA3574, 3.50%, 01/01/2049	1,402,750	1,388,607
Pool BN5245, 3.50%, 02/01/2049	604,132	599,807
Pool MA3597, 3.50%, 02/01/2049	2,482,626	2,455,995
Pool BN5344, 3.50%, 03/01/2049	766,127	756,631
Pool BN6235, 3.50%, 04/01/2049	58,799	57,769

The accompanying notes are an integral part of the financial statements.

20	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BN6245, 3.50%, 04/01/2049	$25,502	$25,028
Pool BN6283, 3.50%, 04/01/2049	359,598	355,692
Pool BN6567, 3.50%, 04/01/2049	824,858	819,414
Pool CA3399, 3.50%, 04/01/2049	889,583	877,702
Pool BN6299, 3.50%, 05/01/2049	662,461	654,042
Pool BN6619, 3.50%, 05/01/2049	765,960	755,735
Pool BN8886, 3.50%, 05/01/2049	1,710,319	1,687,908
Pool CA3556, 3.50%, 05/01/2049	1,445,379	1,431,705
Pool BN6735, 3.50%, 06/01/2049	870,304	860,136
Pool BN8911, 3.50%, 06/01/2049	1,317,831	1,300,239
Pool BN8922, 3.50%, 06/01/2049	699,572	691,096
Pool BN8930, 3.50%, 06/01/2049	1,059,380	1,044,017
Pool CA3738, 3.50%, 06/01/2049	783,167	778,726
Pool BO1273, 3.50%, 07/01/2049	1,051,101	1,036,426
Pool BO1284, 3.50%, 07/01/2049	1,188,076	1,173,954
Pool BO1315, 3.50%, 07/01/2049	464,962	458,243
Pool BO1795, 3.50%, 07/01/2049	415,551	408,366
Pool CA3874, 3.50%, 07/01/2049	425,398	417,812
Pool BO1319, 3.50%, 08/01/2049	1,507,661	1,486,601
Pool BO1358, 3.50%, 08/01/2049	1,076,139	1,060,778
Pool BO2963, 3.50%, 09/01/2049	1,085,869	1,071,026
Pool BO5403, 3.50%, 10/01/2049	125,942	123,678
Pool BO5349, 3.50%, 11/01/2049	264,362	261,459
Pool BO5478, 3.50%, 11/01/2049	1,418,378	1,402,926
Pool BO5488, 3.50%, 11/01/2049	1,021,485	1,006,168
Pool BO5372, 3.50%, 12/01/2049	285,371	280,200
Pool BO8937, 3.50%, 01/01/2050	492,685	485,694
Pool BO9006, 3.50%, 02/01/2050	489,110	483,237
Pool BP1310, 3.50%, 02/01/2050	529,954	523,494
Pool BP1468, 3.50%, 03/01/2050	411,552	407,196
Pool BV5367, 3.50%, 04/01/2052	604,526	594,567
Pool BV5368, 3.50%, 04/01/2052	1,119,205	1,106,653
Pool BV8521, 3.50%, 05/01/2052	2,892,749	2,838,827
Pool BV8522, 3.50%, 05/01/2052	1,845,490	1,828,218
Pool BV9871, 3.50%, 05/01/2052	873,510	860,470
Pool CB3688, 3.50%, 05/01/2052	9,136,847	8,966,534
Pool BW1784, 3.50%, 06/01/2052	1,326,231	1,304,382
Pool CB3798, 3.50%, 06/01/2052	7,302,934	7,166,801
Pool AH0540, 4.00%, 12/01/2040	25,117	25,134
Pool AH2979, 4.00%, 01/01/2041	24,089	24,107
Pool AH5643, 4.00%, 01/01/2041	60,885	61,696
Pool AH5671, 4.00%, 02/01/2041	67,438	67,592
Pool AH8877, 4.00%, 04/01/2041	95,916	97,978
Pool AI9871, 4.00%, 09/01/2041	54,061	54,779
Pool AJ4024, 4.00%, 10/01/2041	82,821	84,790
Pool AU9998, 4.00%, 09/01/2043	61,371	62,625
Pool AS0716, 4.00%, 10/01/2043	219,343	223,872
Pool AU6721, 4.00%, 10/01/2043	87,648	89,397
Pool AV0191, 4.00%, 10/01/2043	37,052	37,067
Pool AV0214, 4.00%, 10/01/2043	47,308	47,344
Pool AS0929, 4.00%, 11/01/2043	164,635	168,543
Pool AU6999, 4.00%, 11/01/2043	672,524	688,519
Pool AU7007, 4.00%, 11/01/2043	123,127	126,056
Pool AS1368, 4.00%, 12/01/2043	49,917	51,109

The accompanying notes are an integral part of the financial statements.

21

	Principal Amount	Value
Pool AV0670, 4.00%, 12/01/2043	$101,822	$104,248
Pool AS1427, 4.00%, 01/01/2044	142,622	144,517
Pool AV6342, 4.00%, 01/01/2044	90,084	90,745
Pool AS1671, 4.00%, 02/01/2044	39,129	39,493
Pool AV5020, 4.00%, 02/01/2044	209,959	214,963
Pool AS1877, 4.00%, 03/01/2044	16,819	16,831
Pool AV7087, 4.00%, 03/01/2044	219,597	224,829
Pool AW0985, 4.00%, 05/01/2044	68,014	69,633
Pool AW3597, 4.00%, 06/01/2044	134,062	137,254
Pool AW5358, 4.00%, 06/01/2044	51,207	51,808
Pool AS2826, 4.00%, 07/01/2044	84,186	86,192
Pool AW8968, 4.00%, 07/01/2044	41,974	42,531
Pool AS3009, 4.00%, 08/01/2044	135,032	138,247
Pool AS3493, 4.00%, 10/01/2044	244,302	248,566
Pool AX0902, 4.00%, 10/01/2044	38,958	39,425
Pool AX3165, 4.00%, 10/01/2044	23,347	23,388
Pool AS3951, 4.00%, 11/01/2044	14,473	14,479
Pool AX4856, 4.00%, 12/01/2044	59,694	60,977
Pool AX7550, 4.00%, 12/01/2044	110,939	111,048
Pool AY5025, 4.00%, 03/01/2045	314,374	318,509
Pool AY8277, 4.00%, 05/01/2045	54,083	54,345
Pool AZ5697, 4.00%, 08/01/2045	107,703	108,214
Pool AZ9195, 4.00%, 09/01/2045	57,303	58,063
Pool BE7194, 4.00%, 03/01/2047	636,957	646,168
Pool BE7216, 4.00%, 04/01/2047	615,051	624,621
Pool BH1143, 4.00%, 04/01/2047	287,827	288,106
Pool BD2419, 4.00%, 05/01/2047	1,158,692	1,175,789
Pool BH1167, 4.00%, 05/01/2047	179,773	179,896
Pool BE3689, 4.00%, 06/01/2047	2,314,494	2,349,523
Pool BH5309, 4.00%, 06/01/2047	1,275,923	1,295,290
Pool BE3762, 4.00%, 07/01/2047	830,896	841,775
Pool BH5334, 4.00%, 07/01/2047	5,702	5,704
Pool BH5335, 4.00%, 07/01/2047	256,539	257,261
Pool BH5361, 4.00%, 08/01/2047	582,347	587,807
Pool BH5395, 4.00%, 09/01/2047	590,130	597,494
Pool BH4060, 4.00%, 10/01/2047	948,245	960,666
Pool BH9379, 4.00%, 10/01/2047	125,432	125,514
Pool BH5748, 4.00%, 11/01/2047	832,015	840,731
Pool BJ4571, 4.00%, 01/01/2048	220,399	220,743
Pool BK1957, 4.00%, 03/01/2048	268,871	269,138
Pool BK1968, 4.00%, 03/01/2048	682,485	688,785
Pool BK1969, 4.00%, 03/01/2048	817,161	832,426
Pool BK2557, 4.00%, 03/01/2048	970,450	986,006
Pool BJ2676, 4.00%, 04/01/2048	334,594	334,992
Pool BK2008, 4.00%, 04/01/2048	475,771	479,182
Pool BJ2752, 4.00%, 05/01/2048	1,160,109	1,171,910
Pool BJ9235, 4.00%, 06/01/2048	1,896,874	1,920,954
Pool BK5289, 4.00%, 06/01/2048	772,555	782,009
Pool CA1934, 4.00%, 06/01/2048	1,576,275	1,595,677
Pool BK0898, 4.00%, 07/01/2048	191,377	191,451
Pool BK8813, 4.00%, 07/01/2048	793,364	801,188
Pool CA2094, 4.00%, 07/01/2048	1,600,588	1,616,256
Pool BK4747, 4.00%, 08/01/2048	353,510	357,096
Pool BK8829, 4.00%, 08/01/2048	283,579	284,084

The accompanying notes are an integral part of the financial statements.

22	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BH0713, 4.00%, 09/01/2048	$254,980	$255,249
Pool BK4815, 4.00%, 09/01/2048	642,332	647,729
Pool BK8895, 4.00%, 09/01/2048	606,514	613,486
Pool CA2315, 4.00%, 09/01/2048	544,893	546,908
Pool BK7669, 4.00%, 10/01/2048	927,791	938,230
Pool CA2532, 4.00%, 10/01/2048	1,195,714	1,205,715
Pool BK7934, 4.00%, 11/01/2048	1,523,642	1,536,976
Pool BH0723, 4.00%, 12/01/2048	289,263	289,530
Pool BN0321, 4.00%, 12/01/2048	724,933	733,619
Pool BN3958, 4.00%, 12/01/2048	437,896	439,076
Pool CA2994, 4.00%, 01/01/2049	299,524	299,895
Pool BN4338, 4.00%, 02/01/2049	238,933	239,087
Pool BN4347, 4.00%, 02/01/2049	219,517	219,612
Pool BN5288, 4.00%, 02/01/2049	1,039,112	1,048,002
Pool CA3143, 4.00%, 02/01/2049	503,464	505,395
Pool BN4373, 4.00%, 03/01/2049	671,286	676,396
Pool BN4386, 4.00%, 03/01/2049	219,733	219,977
Pool BN5350, 4.00%, 03/01/2049	300,394	300,671
Pool BN6227, 4.00%, 03/01/2049	281,059	282,404
Pool CA3270, 4.00%, 03/01/2049	211,707	211,789
Pool BN6236, 4.00%, 04/01/2049	18,432	18,440
Pool BN6247, 4.00%, 04/01/2049	175,570	175,893
Pool BN6285, 4.00%, 04/01/2049	356,892	359,609
Pool BN6563, 4.00%, 04/01/2049	173,055	173,293
Pool BN6301, 4.00%, 05/01/2049	772,507	779,291
Pool BN8894, 4.00%, 05/01/2049	721,326	729,904
Pool BN8913, 4.00%, 06/01/2049	441,085	444,850
Pool BN8923, 4.00%, 06/01/2049	700,082	707,989
Pool BN8931, 4.00%, 06/01/2049	496,859	501,806
Pool BO1274, 4.00%, 07/01/2049	711,995	721,613
Pool BO1285, 4.00%, 07/01/2049	645,805	652,161
Pool BO1316, 4.00%, 07/01/2049	132,561	132,742
Pool BO1326, 4.00%, 08/01/2049	832,150	838,184
Pool BO2971, 4.00%, 09/01/2049	275,372	276,580
Pool BO5432, 4.00%, 10/01/2049	742,604	748,893
Pool BO5314, 4.00%, 11/01/2049	237,580	238,105
Pool BO5373, 4.00%, 12/01/2049	116,019	116,082
Pool BO8938, 4.00%, 01/01/2050	415,703	419,850
Pool BO9007, 4.00%, 02/01/2050	310,597	314,636
Pool FS1501, 4.00%, 08/01/2051	2,694,647	2,728,963
Pool BV8523, 4.00%, 05/01/2052	2,034,285	2,045,787
Pool BV8524, 4.00%, 05/01/2052	1,806,238	1,830,697
Pool BV9872, 4.00%, 05/01/2052	1,812,941	1,815,903
Pool BV9873, 4.00%, 05/01/2052	2,196,444	2,226,188
Pool BW1787, 4.00%, 05/01/2052	155,001	156,021
Pool AC4095, 4.50%, 09/01/2039	8,171	8,327
Pool AH6769, 4.50%, 03/01/2041	94,273	97,999
Pool AI3491, 4.50%, 06/01/2041	171,953	178,913
Pool AI5362, 4.50%, 06/01/2041	144,276	148,529
Pool AI6155, 4.50%, 07/01/2041	188,657	195,941
Pool AI8167, 4.50%, 08/01/2041	80,829	82,342
Pool BH1145, 4.50%, 04/01/2047	265,205	270,269
Pool BK2031, 4.50%, 04/01/2048	219,726	223,838
Pool BK5278, 4.50%, 05/01/2048	749,974	775,043

The accompanying notes are an integral part of the financial statements.

23

	Principal Amount	Value
Pool BK5299, 4.50%, 06/01/2048	$450,562	$464,278
Pool BK8815, 4.50%, 07/01/2048	379,914	389,106
Pool BK8869, 4.50%, 09/01/2048	952,382	997,080
Pool BK8905, 4.50%, 09/01/2048	334,719	341,705
Pool BN0889, 4.50%, 11/01/2048	369,494	378,438
Pool BN0323, 4.50%, 12/01/2048	270,967	276,235
Pool BN4308, 4.50%, 12/01/2048	187,216	190,719
Pool CA2842, 4.50%, 12/01/2048	403,230	411,206
Pool BN5289, 4.50%, 01/01/2049	121,408	123,680
Pool BN4339, 4.50%, 02/01/2049	198,379	202,091
Pool BN4384, 4.50%, 03/01/2049	143,849	146,541
Pool BN6238, 4.50%, 04/01/2049	165,882	172,753
Pool BN6277, 4.50%, 04/01/2049	124,801	127,788
Pool BN6302, 4.50%, 05/01/2049	22,370	22,974
Pool BN8924, 4.50%, 06/01/2049	297,007	306,898
Pool BN8932, 4.50%, 06/01/2049	177,654	182,921
Pool BO1320, 4.50%, 08/01/2049	203,138	207,041
Pool 890230, 5.00%, 07/01/2040	3,098,867	3,298,940
Pool AD8500, 5.00%, 08/01/2040	81,593	84,429
Pool AH6772, 5.00%, 03/01/2041	50,871	52,640
Pool AH8879, 5.00%, 04/01/2041	187,995	194,531
Pool AI3492, 5.00%, 06/01/2041	193,265	199,984
Pool AI6154, 5.00%, 07/01/2041	112,569	116,483
Pool BK5300, 5.00%, 05/01/2048	392,675	408,806
Pool BK8817, 5.00%, 07/01/2048	89,799	92,922
Pool BK8870, 5.00%, 09/01/2048	516,841	539,880
Pool BN6239, 5.00%, 04/01/2049	36,278	37,539
Pool 890246, 5.50%, 11/01/2038	1,213,148	1,310,969
Pool 890247, 6.00%, 09/01/2038	1,424,196	1,564,087
Pool 886136, 6.50%, 07/01/2036	157,022	166,790
Pool 900106, 6.50%, 08/01/2036	53,699	57,039
Pool 900649, 6.50%, 09/01/2036	100,206	106,440
Pool 947771, 6.50%, 09/01/2037	77,028	81,820
		536,721,148

FRESB Multifamily Mortgage Pass-Through Certificate - 0.43%
Pool 2021-SB83, 0.63%, 01/25/2026 (c)	3,119,982	2,905,828
Pool 2021-SB82, 0.67%, 11/25/2025 (c)	2,261,305	2,113,003
Pool 2021-SB87, 0.78%, 04/25/2041 (c)	4,601,251	4,283,883
Pool 2021-SB82, 0.86%, 12/25/2027 (c)	2,729,888	2,479,666
Pool 2021-SB87, 1.07%, 04/25/2028 (c)	1,112,379	1,009,600
Pool 2017-SB43, 2.79%, (ICE LIBOR USD 1 Month+2.740%), 10/25/2037 (c)	677,411	677,212
Pool 2017-SB43, 3.00%, 10/25/2027 (c)	557,061	538,412
		14,007,604

GNMA Multifamily - 11.32%
Pool 2021-31, 1.10%, 01/16/2061	2,242,042	1,961,373
Pool 2021-36, 1.15%, 03/16/2057	1,977,019	1,721,904
Pool 2021-47, 1.15%, 03/16/2061	4,887,549	4,211,971
Pool 2021-28, 1.20%, 01/16/2062	16,295,645	14,109,585
Pool 2021-186, 1.25%, 05/16/2052	4,928,066	4,496,460
Pool 2021-5, 1.25%, 01/16/2061	485,162	420,395
Pool 2021-51, 1.25%, 10/16/2062	1,021,985	884,650
Pool 2020-135, 1.30%, 01/16/2063	1,365,260	1,180,946

The accompanying notes are an integral part of the financial statements.

24	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2021-134 KQ, 1.40%, 03/16/2060	$356,026	$311,110
Pool 2021-43, 1.40%, 03/16/2062	5,137,481	4,505,797
Pool 2013-30 A, 1.50%, 05/16/2042	174,539	172,895
Pool 2022-23 AE, 1.50%, 04/16/2046	3,191,173	3,042,955
Pool 2022-3 AN, 1.50%, 09/16/2051	16,505,086	15,236,089
Pool 2022-17 AJ, 1.50%, 05/16/2056	496,708	446,791
Pool 2021-79, 1.50%, 10/16/2057	1,144,197	1,034,999
Pool 2021-218 AG, 1.50%, 11/16/2059	843,209	740,548
Pool 2021-219 AJ, 1.50%, 11/16/2059	1,214,604	1,094,204
Pool 2021-218 AK, 1.50%, 10/16/2061	9,932,230	8,330,410
Pool 2021-217 AB, 1.50%, 12/16/2061	1,526,213	1,408,079
Pool 2021-68, 1.50%, 12/16/2061	1,403,680	1,265,518
Pool 2022-2 AC, 1.50%, 01/16/2062	8,990,178	8,081,886
Pool 2020-89 AB, 1.50%, 02/16/2062	426,403	374,519
Pool 2020-69, 1.50%, 03/16/2062	1,000,111	878,004
Pool 2021-164, 1.50%, 03/16/2062	2,814,308	2,534,176
Pool 2020-139, 1.50%, 04/16/2062	867,878	764,626
Pool 2021-210, 1.50%, 05/16/2062	518,439	455,009
Pool 2020-158, 1.50%, 09/16/2062	2,605,076	2,293,766
Pool 2021-102 AD, 1.50%, 10/16/2062	939,071	826,046
Pool 2020-170, 1.50%, 11/16/2062	404,197	354,520
Pool 2021-183, 1.50%, 01/16/2063	1,483,501	1,306,276
Pool 2021-40, 1.50%, 02/16/2063	8,171,068	7,185,203
Pool 2021-21, 1.50%, 06/16/2063	5,043,909	4,476,676
Pool 2021-164, 1.50%, 10/16/2063	410,162	360,007
Pool 2022-7 AC, 1.50%, 01/16/2064	1,983,238	1,739,332
Pool 2013-85 A, 1.55%, 09/16/2046	230,269	221,280
Pool 2013-7 AC, 1.60%, 03/16/2047	657,084	625,323
Pool 2021-75, 1.60%, 04/16/2062	2,454,841	2,179,350
Pool 2020-197, 1.60%, 10/16/2062	3,611,673	3,202,874
Pool 2021-200, 1.60%, 10/16/2062	468,712	419,906
Pool 2022-21 AB, 1.60%, 12/16/2062	1,416,257	1,264,340
Pool 2012-27 A, 1.61%, 07/16/2039	82,711	82,277
Pool 2020-100, 1.65%, 04/16/2062	795,918	713,721
Pool 2021-170, 1.65%, 12/16/2062	796,052	707,164
Pool 2021-65, 1.65%, 12/16/2062	421,494	374,508
Pool 2021-220 AC, 1.65%, 11/16/2063	4,930,529	4,370,653
Pool 2012-139 AB, 1.67%, 02/16/2053	56,531	50,851
Pool 2013-118 AC, 1.70%, 06/16/2036	219,843	219,192
Pool 2021-90, 1.70%, 05/16/2061	2,146,204	1,911,355
Pool 2013-50 AB, 1.73%, 05/16/2045	302,377	292,549
Pool 2022-15 AP, 1.75%, 12/16/2055	1,380,404	1,256,525
Pool 2021-222 AP, 1.75%, 02/16/2056	5,657,265	5,153,457
Pool 2022-14 AG, 1.75%, 01/01/2058	2,238,241	2,013,874
Pool 2021-128 PT, 1.75%, 06/16/2061	475,106	424,057
Pool 2022-038, 1.75%, 01/16/2062	7,879,142	7,007,577
Pool 2022-042, 1.75%, 01/16/2062	995,925	896,200
Pool 2022-41 AD, 1.75%, 01/16/2062	1,795,086	1,652,692
Pool 2021-80, 1.75%, 06/16/2062	1,946,940	1,760,938
Pool 2022-8 AB, 1.75%, 07/16/2062	1,591,285	1,447,882
Pool 2020-128, 1.75%, 10/16/2062	2,017,516	1,797,620
Pool 2021-110 AC, 1.75%, 10/16/2062	143,165	128,129
Pool 2021-33, 1.75%, 10/16/2062	1,129,409	1,007,620
Pool 2012-144 AD, 1.77%, 01/16/2053	162,309	153,461

The accompanying notes are an integral part of the financial statements.

25

	Principal Amount	Value
Pool 2012-99 AE, 1.80%, 02/16/2048	$576,895	$532,919
Pool 2013-12 AB, 1.83%, 11/16/2052	146,602	140,546
Pool 2013-72 AC, 1.88%, 05/16/2046	382,661	366,898
Pool 2012-135 AC, 1.89%, 01/16/2053 (c)	735,364	676,761
Pool 2012-150 AB, 1.90%, 08/16/2044	72,167	69,625
Pool 2012-120 A, 1.90%, 02/16/2053	832,316	778,606
Pool 2020-71, 1.90%, 01/16/2062	772,458	694,950
Pool 2013-92 AB, 2.00%, 02/16/2043	51,046	50,950
Pool 2022-59 AB, 2.00%, 07/16/2043	1,421,720	1,384,676
Pool 2013-128 AB, 2.00%, 10/16/2051	1,078,069	1,018,584
Pool 2011-143, 2.00%, 10/16/2057	1,652,414	1,495,226
Pool 2017-7, 2.00%, 11/16/2058	72,379	66,099
Pool 2022-042, 2.00%, 01/16/2062	995,947	918,002
Pool 2022-77 AD, 2.00%, 01/16/2062	1,268,262	1,167,338
Pool 2020-118 AC, 2.00%, 04/16/2062	642,577	583,567
Pool 2020-91 AQ, 2.00%, 05/16/2062	1,322,009	1,195,206
Pool 2020-106 AG, 2.00%, 06/16/2062	899,479	815,096
Pool 2020-111 AD, 2.00%, 09/15/2062	1,556,941	1,414,505
Pool 2020-159, 2.00%, 10/16/2062	1,526,358	1,385,628
Pool 2022-71 AH, 2.00%, 05/16/2063	1,996,711	1,828,956
Pool 2022-035, 2.00%, 10/16/2063 (c)	363,472	343,725
Pool 2022-49 AH, 2.00%, 03/16/2064	5,786,582	5,228,689
Pool 2022-73 AK, 2.00%, 03/16/2064	2,232,693	1,997,107
Pool 2012-72 AB, 2.03%, 02/16/2046	34,314	33,986
Pool 2012-112 AD, 2.09%, 02/16/2053	113,811	106,452
Pool 2012-114 A, 2.10%, 01/16/2053 (c)	205,957	193,526
Pool 2022-74 DA, 2.10%, 12/16/2058 (c)	5,002,688	4,579,150
Pool 2012-125 AB, 2.11%, 02/16/2053 (c)	136,486	126,578
Pool AA8478, 2.15%, 05/15/2035	270,159	269,578
Pool AA8479, 2.15%, 11/15/2035	567,332	566,110
Pool 2022-082, 2.15%, 12/16/2050	1,470,000	1,388,956
Pool 2022-96 DA, 2.15%, 02/16/2057	788,000	723,088
Pool 2022-72 AD, 2.15%, 04/16/2063	499,287	458,730
Pool 2012-70 AB, 2.18%, 08/16/2052	30,379	29,995
Pool 2013-94 AB, 2.20%, 03/16/2054	218,702	207,644
Pool 2016-152, 2.20%, 08/15/2058	1,400,864	1,286,244
Pool 2020-2020, 2.20%, 04/16/2061	524,807	494,796
Pool 2020-70, 2.20%, 04/16/2062	540,112	494,103
Pool AC5324, 2.23%, 09/15/2032	632,938	634,573
Pool 2016-40, 2.25%, 03/16/2050	2,805,321	2,668,318
Pool 2012-111 AB, 2.25%, 09/16/2052	214,449	214,002
Pool 2019-127, 2.25%, 08/16/2053	330,138	307,468
Pool 2016-175, 2.25%, 09/16/2058	2,099,791	1,929,239
Pool 2020-10, 2.25%, 05/16/2060	2,434,555	2,310,920
Pool 2020-48, 2.25%, 11/16/2061	1,652,664	1,516,092
Pool 2021-112 AC, 2.25%, 10/16/2063	1,448,234	1,321,802
Pool 2014-130 CA, 2.30%, 11/16/2042	7,978	7,968
Pool 2017-20, 2.30%, 09/16/2057	1,064,186	987,018
Pool 2016-125, 2.30%, 12/16/2057	624,990	574,671
Pool 2017-003, 2.30%, 09/16/2058	1,557,215	1,433,780
Pool 2012-100 B, 2.31%, 11/16/2051 (c)	500,000	468,918
Pool 2015-125 AB, 2.35%, 04/16/2047	1,692,276	1,630,715
Pool 2016-26, 2.35%, 11/16/2056	88,276	85,069
Pool 2016-87, 2.35%, 03/16/2058	359,583	333,855

The accompanying notes are an integral part of the financial statements.

26	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2020-26 AD, 2.35%, 04/15/2061	$2,587,401	$2,412,862
Pool 2016-40, 2.40%, 06/16/2049	966,104	919,285
Pool 2018-16, 2.40%, 03/16/2050	3,813,768	3,680,018
Pool 2017-30, 2.40%, 03/16/2051	1,320,897	1,262,430
Pool 2018-26, 2.40%, 03/16/2052	1,899,702	1,847,807
Pool 2014-15 AD, 2.40%, 08/16/2054 (c)	5,053	5,046
Pool 2017-50, 2.40%, 01/16/2057	2,973,805	2,744,768
Pool 2017-16, 2.40%, 01/16/2058	821,670	766,345
Pool 2017-29, 2.40%, 01/16/2058	1,326,928	1,257,783
Pool 2016-113, 2.40%, 02/16/2058	771,021	711,212
Pool 2017-49, 2.40%, 05/16/2058	1,748,606	1,642,359
Pool 2017-41, 2.40%, 07/16/2058	912,486	865,472
Pool 2020-24 AB, 2.40%, 08/16/2061	997,719	932,404
Pool 2017-169, 2.45%, 03/16/2050	1,391,615	1,348,702
Pool 2020-23 AC, 2.45%, 02/16/2062	636,488	593,538
Pool 2018-30, 2.50%, 10/16/2048	239,516	237,980
Pool 2018-47, 2.50%, 01/16/2049	194,517	192,144
Pool 2017-111, 2.50%, 06/16/2051	81,719	79,934
Pool 2015-114 AD, 2.50%, 11/15/2051	594,899	583,945
Pool 2017-9, 2.50%, 09/16/2056	679,187	630,289
Pool 2017-157, 2.50%, 10/16/2056	479,095	459,394
Pool 2017-28, 2.50%, 02/16/2057	2,710,346	2,511,733
Pool 2016-36 A, 2.50%, 03/16/2057	206,738	194,728
Pool 2017-72, 2.50%, 04/16/2057	478,068	443,580
Pool 2016-71, 2.50%, 10/16/2057	1,313,669	1,219,938
Pool 2017-46, 2.50%, 11/16/2057	2,125,901	1,970,589
Pool 2017-64, 2.50%, 11/16/2057	397,737	368,491
Pool 2017-22, 2.50%, 12/16/2057	2,837,210	2,642,453
Pool 2017-47, 2.50%, 08/16/2058	449,123	425,842
Pool 2017-81, 2.50%, 09/16/2058	289,913	271,370
Pool 2017-97, 2.50%, 09/16/2058	253,185	236,918
Pool 2018-3, 2.50%, 10/16/2058	3,423,407	3,223,211
Pool 2017-154, 2.50%, 12/16/2058	1,848,011	1,720,484
Pool 2017-127, 2.50%, 02/16/2059	515,587	479,304
Pool 2017-143, 2.50%, 02/16/2059	886,415	822,108
Pool 2018-75, 2.50%, 04/16/2059	740,927	711,583
Pool 2017-191, 2.50%, 07/16/2059 (c)	2,858,534	2,648,287
Pool 2018-2, 2.50%, 07/16/2059	439,913	409,892
Pool 2017-169, 2.50%, 09/16/2059	93,101	86,559
Pool 2019-141, 2.50%, 08/16/2060	859,427	800,620
Pool 2020-8 AL, 2.50%, 01/16/2061	321,817	304,524
Pool 2019-107, 2.50%, 02/16/2061	535,210	496,520
Pool 2020-2 AH, 2.50%, 02/16/2061	2,510,039	2,362,431
Pool 2019-147 AE, 2.50%, 06/16/2061	644,644	598,087
Pool 2020-72, 2.50%, 02/16/2062	1,819,935	1,697,907
Pool 2020-10 AC, 2.50%, 04/16/2062	1,409,659	1,312,648
Pool 2016-64, 2.55%, 12/16/2057	961,725	893,733
Pool 2019-124, 2.55%, 09/16/2060	246,026	236,515
Pool 2018-74 AG, 2.60%, 12/16/2050	152,457	152,263
Pool 2017-106, 2.60%, 04/16/2051	144,088	138,441
Pool 2015-101 AE, 2.60%, 03/16/2052	355,842	340,366
Pool 2015-128 AJ, 2.60%, 11/16/2055	1,665,339	1,590,994
Pool 2015-160 AC, 2.60%, 01/16/2056 (c)	2,256,682	2,130,650
Pool 2018-69, 2.60%, 03/16/2056	746,938	738,877

The accompanying notes are an integral part of the financial statements.

27

	Principal Amount	Value
Pool 2015-67 AE, 2.60%, 10/16/2056 (c)	$461,033	$433,126
Pool 2016-24, 2.60%, 12/16/2056	185,477	176,893
Pool 2016-41, 2.60%, 06/16/2057	107,736	100,196
Pool 2017-90, 2.60%, 07/16/2057	2,196,216	2,093,626
Pool 2017-62, 2.60%, 11/16/2057	923,006	879,159
Pool 2017-92, 2.60%, 06/16/2058	1,209,591	1,158,101
Pool 2018-16, 2.60%, 06/16/2058	2,559,648	2,427,133
Pool 2017-74, 2.60%, 09/16/2058	3,143,224	2,942,738
Pool 2018-28, 2.60%, 09/16/2058	3,879,765	3,672,974
Pool 2017-108, 2.60%, 10/16/2058	423,016	398,191
Pool 2017-135, 2.60%, 10/16/2058	2,306,551	2,152,148
Pool 2017-70, 2.60%, 10/16/2058	245,161	229,608
Pool 2017-102, 2.60%, 12/16/2058 (c)	1,034,256	959,041
Pool 2017-124, 2.60%, 12/16/2058	558,761	522,698
Pool 2017-131, 2.60%, 12/16/2058 (c)	1,012,924	940,291
Pool 2017-7, 2.60%, 12/16/2058 (c)	2,700,990	2,389,422
Pool 2018-9, 2.60%, 12/16/2058	1,120,045	1,048,924
Pool 2017-105, 2.60%, 01/16/2059	362,045	340,574
Pool 2017-143, 2.60%, 01/16/2059	1,544,695	1,437,771
Pool 2017-94, 2.60%, 02/16/2059	191,581	179,968
Pool 2017-169, 2.60%, 04/16/2059 (c)	3,549,023	3,304,311
Pool 2017-185, 2.60%, 04/16/2059 (c)	157,266	146,523
Pool 2017-126, 2.60%, 05/16/2059	86,032	81,024
Pool 2017-152, 2.60%, 05/16/2059	330,185	311,517
Pool 2017-61, 2.60%, 05/16/2059	753,968	709,979
Pool 2018-41 AD, 2.60%, 06/16/2059	715,780	694,610
Pool 2018-35, 2.60%, 09/16/2059	2,546,590	2,414,013
Pool 2019-88, 2.60%, 12/16/2059	543,773	519,902
Pool 2017-190, 2.60%, 03/16/2060	1,159,558	1,081,082
Pool 2019-147, 2.60%, 09/16/2060	150,130	141,446
Pool 2019-130, 2.60%, 11/16/2061	364,379	345,555
Pool 591746, 2.63%, 06/15/2048	728,181	725,271
Pool 2014-88 AH, 2.64%, 06/16/2054 (c)	100,197	96,806
Pool 2015-86 AC, 2.65%, 03/16/2050	925,038	893,910
Pool 2015-171 EA, 2.65%, 12/16/2052	45,812	43,172
Pool 2016-178, 2.65%, 08/16/2058	2,636,232	2,476,504
Pool 2012-53 AE, 2.69%, 03/16/2047 (c)	276,590	263,937
Pool 2018-60, 2.70%, 12/16/2058	812,286	781,050
Pool 2017-159, 2.70%, 01/16/2059	509,991	476,911
Pool 2018-25, 2.70%, 04/16/2059	5,481,037	5,208,774
Pool 2018-43, 2.70%, 10/16/2059	1,046,553	984,050
Pool AC3668, 2.73%, 04/15/2043	1,766,905	1,763,735
Pool 2018-62, 2.75%, 05/16/2051	563,242	548,333
Pool 2016-39, 2.75%, 01/16/2056	1,408,897	1,317,139
Pool 2015-81 AE, 2.75%, 10/16/2056 (c)	862,015	822,232
Pool 2017-54, 2.75%, 09/16/2057	370,035	349,275
Pool 2019-81 AC, 2.75%, 08/16/2060	73,404	69,302
Pool 2019-146, 2.75%, 07/16/2061 (c)	857,160	814,054
Pool 2015-6 AH, 2.80%, 02/16/2051 (c)	487,912	469,601
Pool 2014-186 AH, 2.80%, 08/16/2054	101,124	97,494
Pool 2015-140 AC, 2.80%, 11/16/2056	816,740	781,261
Pool 2018-56, 2.80%, 04/16/2058	2,628,211	2,524,527
Pool 2019-50, 2.80%, 06/16/2059	222,084	221,878
Pool BX1555, 2.80%, 06/15/2062 (f)	9,392,000	8,989,165

The accompanying notes are an integral part of the financial statements.

28	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2014-124 AH, 2.81%, 09/16/2049 (c)	$54,081	$51,759
Pool 2018-82, 2.85%, 12/16/2051	1,163,339	1,115,322
Pool 2014-157 AB, 2.85%, 08/16/2054 (c)	38,034	37,876
Pool 2014-187 AF, 2.85%, 12/16/2055 (c)	748,480	718,153
Pool 2015-48 AE, 2.90%, 02/16/2050 (c)	177,591	170,965
Pool AV9479, 2.90%, 10/15/2051	7,835,050	7,849,821
Pool 2013-154, 2.90%, 09/16/2053 (c)	529,116	503,848
Pool 2015-73 AG, 2.90%, 11/16/2055 (c)	660,639	633,326
Pool 2015-7 AD, 2.90%, 01/16/2056 (c)	328,443	316,854
Pool 2018-110, 2.90%, 09/16/2059	198,311	189,490
Pool 2016-40, 2.95%, 05/16/2050 (c)	835,460	789,977
Pool 2019-94 AG, 2.95%, 07/16/2060	457,973	445,846
Pool AD6658, 2.97%, 01/15/2036	1,139,815	1,138,860
Pool 2015-22 B, 3.00%, 01/16/2049 (c)	1,975,000	1,854,599
Pool 2018-73, 3.00%, 04/16/2049	220,663	215,211
Pool 2018-96, 3.00%, 09/16/2049	514,487	502,744
Pool 2018-62, 3.00%, 05/16/2050	143,714	140,257
Pool 2018-98, 3.00%, 10/16/2050	153,623	151,256
Pool 2019-53, 3.00%, 06/16/2051	45,799	45,761
Pool 2015-101 MB, 3.00%, 03/16/2052 (c)	2,500,000	2,299,534
Pool 2015-47 B, 3.00%, 10/16/2055 (c)	400,000	383,494
Pool 2015-19 B, 3.00%, 07/16/2056 (c)	590,045	566,273
Pool 2018-88, 3.00%, 02/16/2058	1,037,959	989,204
Pool 2018-43, 3.00%, 12/16/2058	227,709	220,762
Pool 2019-63, 3.00%, 02/16/2060	235,185	229,581
Pool 2019-47, 3.00%, 05/16/2060	129,638	123,936
Pool 2019-66, 3.00%, 05/16/2060	14,733	14,461
Pool 2019-75 AC, 3.00%, 05/16/2060	422,018	415,087
Pool 2014-164 BA, 3.05%, 09/16/2052	196,552	195,523
Pool AS2544, 3.10%, 04/15/2042	732,053	729,272
Pool 2014-164 AN, 3.10%, 03/16/2055 (c)	633,266	602,491
Pool AK8205, 3.10%, 09/15/2055	2,186,752	2,133,358
Pool 2018-85, 3.10%, 07/16/2057 (c)	754,217	730,363
Pool 2019-64, 3.10%, 01/16/2060	448,386	435,095
Pool 2019-105 A, 3.10%, 05/16/2061	15,194	14,635
Pool 2018-136 AE, 3.15%, 09/16/2058	1,647,520	1,592,802
Pool 2019-32, 3.15%, 12/16/2059	694,705	689,842
Pool 2019-80 AB, 3.15%, 11/16/2060	39,829	37,885
Pool 2018-99, 3.20%, 01/16/2052	24,936	24,917
Pool 2015-128 MG, 3.20%, 11/16/2055 (c)	1,000,000	908,903
Pool AK7840, 3.25%, 03/15/2050	883,944	883,135
Pool 2019-26, 3.25%, 01/16/2060	128,479	128,131
Pool 2019-37, 3.25%, 02/16/2060	972,603	955,320
Pool 2018-165 AB, 3.25%, 09/16/2060	1,519,835	1,449,563
Pool 2014-155 DC, 3.32%, 06/16/2047 (c)	874,824	857,365
Pool 2014-61 A, 3.34%, 02/16/2054 (c)	626,266	608,732
Pool AT8470, 3.40%, 10/15/2051	1,759,616	1,768,607
Pool AN9543, 3.45%, 11/15/2050	1,584,532	1,592,416
Pool 2014-24 C, 3.50%, 10/16/2043 (c)	1,431,033	1,430,973
Pool 2014-75 BC, 3.50%, 08/16/2054 (c)	492,944	476,447
Pool AD8950, 3.51%, 09/15/2048	1,950,733	1,957,181
Pool AM0526, 3.51%, 05/15/2050	1,029,416	1,034,780
Pool AH5339, 3.55%, 12/15/2050	1,213,145	1,221,715
Pool AC6851, 3.62%, 08/15/2048	861,527	864,896

The accompanying notes are an integral part of the financial statements.

29

	Principal Amount	Value
Pool AC6853, 3.62%, 08/15/2048	$861,527	$864,896
Pool 661707, 3.75%, 12/15/2054	830,238	836,083
Pool AG7484, 3.83%, 03/15/2049	437,562	440,026
Pool AO6152, 3.94%, 01/15/2045	1,828,218	1,841,656
Pool AH7386, 4.00%, 11/15/2053	1,832,261	1,853,660
Pool 768250, 4.01%, 08/15/2052	2,294,870	2,310,069
Pool AH1338, 4.61%, 06/15/2055	466,557	481,912
Pool 712102, 5.15%, 11/15/2032	354,698	354,397
Pool 699710, 5.43%, 07/15/2044	333,023	332,704
Pool 637911, 6.00%, 07/15/2035	305,939	306,321
Pool 636413, 6.25%, 04/15/2036	543,000	543,679
Pool 2015-19 AF, 7.70%, 01/16/2057 (c)	11,744	13,680
		369,003,078

GNMA Single Family - 0.57%
Pool BV1487, 2.50%, 08/20/2050	307,593	288,315
Pool CE6248, 2.50%, 08/20/2051	310,151	289,541
Pool AD1699, 3.00%, 02/15/2043	60,110	58,145
Pool AV5053, 3.00%, 10/20/2046	303,338	292,517
Pool AX5461, 3.00%, 12/20/2046	807,221	775,682
Pool AX5544, 3.00%, 01/20/2047	212,486	205,162
Pool BV1491, 3.00%, 08/20/2050	1,029,836	990,038
Pool 779354, 3.50%, 06/15/2042	3,875	3,850
Pool AX5545, 3.50%, 01/20/2047	435,508	434,162
Pool BC5351, 3.50%, 09/20/2047	536,883	535,404
Pool BD9036, 3.50%, 11/20/2047	607,057	606,399
Pool 737576, 4.00%, 11/15/2040	18,089	18,656
Pool 737712, 4.00%, 12/15/2040	132,548	136,706
Pool 757173, 4.00%, 12/20/2040	131,865	133,418
Pool 737837, 4.00%, 01/15/2041	193,218	196,967
Pool 759104, 4.00%, 01/15/2041	167,279	170,342
Pool 2759436, 4.00%, 01/20/2041	62,422	63,367
Pool 2759466, 4.00%, 01/20/2041	155,206	157,061
Pool 759191, 4.00%, 02/15/2041	240,221	244,959
Pool 2759301, 4.00%, 02/20/2041	204,265	207,237
Pool 2763042, 4.00%, 04/20/2041	66,385	66,958
Pool 738629, 4.00%, 08/15/2041	332,428	345,981
Pool 738630, 4.00%, 08/15/2041	251,509	260,494
Pool 770515, 4.00%, 08/15/2041	387,007	397,042
Pool 738735, 4.00%, 09/15/2041	92,539	96,316
Pool 738954, 4.00%, 11/15/2041	51,962	52,902
Pool 778766, 4.00%, 01/15/2042	295,612	302,628
Pool 778847, 4.00%, 02/15/2042	55,164	56,157
Pool AF3781, 4.00%, 09/15/2043	305,579	311,479
Pool AG8734, 4.00%, 12/15/2043	146,916	150,924
Pool BH0074, 4.00%, 06/20/2048	1,187,766	1,205,163
Pool BI3170, 4.00%, 07/20/2048	247,483	250,283
Pool 717198, 4.50%, 06/15/2039	159,809	165,656
Pool 714594, 4.50%, 07/15/2039	84,117	87,168
Pool 720208, 4.50%, 07/15/2039	154,894	160,570
Pool 726402, 4.50%, 10/15/2039	32,032	33,187
Pool 728954, 4.50%, 12/15/2039	109,310	113,207
Pool 729017, 4.50%, 01/15/2040	217,946	226,188
Pool 737051, 4.50%, 03/15/2040	142,916	148,079
Pool 737222, 4.50%, 05/15/2040	121,528	125,901

The accompanying notes are an integral part of the financial statements.

30	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 698160, 4.50%, 07/15/2040	$58,973	$61,088
Pool 748456, 4.50%, 08/15/2040	193,793	200,821
Pool 738152, 4.50%, 04/15/2041	400,519	420,479
Pool 738267, 4.50%, 05/15/2041	273,632	284,056
Pool 763543, 4.50%, 05/15/2041	80,145	83,015
Pool 738397, 4.50%, 06/15/2041	279,436	290,364
Pool 770396, 4.50%, 06/15/2041	118,701	122,912
Pool 2783417, 4.50%, 08/20/2041	2,039,655	2,146,702
Pool BH0075, 4.50%, 06/20/2048	270,722	277,843
Pool BK9581, 4.50%, 02/20/2049	96,404	98,708
Pool 688624, 5.00%, 05/15/2038	78,514	82,069
Pool 411105, 5.00%, 01/15/2039	25,031	26,179
Pool 439079, 5.00%, 02/15/2039	115,665	121,489
Pool 646728, 5.00%, 03/15/2039	74,110	77,480
Pool 646750, 5.00%, 04/15/2039	59,762	62,504
Pool 646777, 5.00%, 05/15/2039	35,150	36,757
Pool 720288, 5.00%, 08/15/2039	88,977	93,054
Pool 722944, 5.00%, 08/15/2039	55,895	58,455
Pool 723006, 5.00%, 10/15/2039	145,400	152,070
Pool 726403, 5.00%, 10/15/2039	24,201	25,305
Pool 737055, 5.00%, 03/15/2040	185,670	194,153
Pool 658393, 5.00%, 06/15/2040	181,620	189,936
Pool 2783418, 5.00%, 06/20/2040	1,427,915	1,467,318
Pool 684677, 5.50%, 03/15/2038	74,811	78,644
Pool 2688636, 5.50%, 05/20/2038	213,149	222,298
Pool 690974, 5.50%, 06/15/2038	39,890	41,940
Pool 2409120, 5.50%, 07/20/2038	106,877	111,367
Pool 2700671, 5.50%, 10/20/2038	68,954	71,862
Pool 411116, 5.50%, 01/15/2039	147,072	154,726
Pool 2684988, 6.00%, 03/20/2038	85,984	89,542
Pool 688626, 6.00%, 05/15/2038	104,804	110,371
Pool 2693900, 6.00%, 07/20/2038	131,526	137,053
Pool 696513, 6.00%, 08/15/2038	33,653	35,438
Pool 2696843, 6.00%, 08/20/2038	54,249	56,495
Pool 699255, 6.00%, 09/15/2038	129,610	136,466
Pool 2698997, 6.00%, 09/20/2038	104,716	109,069
Pool 705999, 6.00%, 01/15/2039	86,797	91,399
Pool 2696844, 6.50%, 08/20/2038	67,969	69,347
Pool 530199, 7.00%, 03/20/2031	38,867	39,292
		18,492,277

HUD - 0.01%
Pool 0620, 5.77%, 08/01/2026	328,000	329,862

Small Business Administration - 0.71%
Pool 507253, 0.75%, (Prime Rate-2.750%), 05/25/2030 (c)	13,743	13,737
Pool 508206, 0.85%, (Prime Rate-2.650%), 09/25/2032 (c)	13,384	13,406
Pool 508298, 0.85%, (Prime Rate-2.650%), 01/25/2033 (c)	170,411	170,653
Pool 508506, 0.88%, (Prime Rate-2.625%), 06/25/2033 (c)	108,386	108,571
Pool 508716, 1.07%, (Prime Rate-2.430%), 06/25/2034 (c)	51,518	51,311
Pool American, 1.25%, 08/30/2022 (c)	584,470	585,402
Pool Cleburne, 1.25%, 08/30/2022 (c)	421,654	422,585
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (c)	219,363	220,394
Pool 509392, 1.50%, (Prime Rate-2.000%), 07/25/2023 (c)	137,486	136,848
Pool 509409, 1.50%, (Prime Rate-2.000%), 09/25/2023 (c)	71,552	71,288

The accompanying notes are an integral part of the financial statements.

31

	Principal Amount	Value
Pool 509596, 1.50%, (Prime Rate-2.000%), 11/25/2024 (c)	$70,894	$70,529
Pool 509670, 1.50%, (Prime Rate-2.000%), 04/25/2025 (c)	95,172	94,530
Pool 509678, 1.50%, (Prime Rate-2.000%), 05/25/2025 (c)	375,522	373,737
Pool 509748, 1.50%, (Prime Rate-2.000%), 09/25/2025 (c)	623,282	619,315
Pool 509348, 1.50%, (Prime Rate-2.000%), 02/25/2038 (c)	285,989	280,490
Pool 509350, 1.50%, (Prime Rate-2.000%), 03/25/2038 (c)	157,615	154,330
Pool 509391, 1.50%, (Prime Rate-2.000%), 06/25/2038 (c)	326,368	322,854
Pool 509417, 1.50%, (Prime Rate-2.000%), 10/25/2038 (c)	289,768	284,471
Pool 509460, 1.50%, (Prime Rate-2.000%), 01/25/2039 (c)	579,496	571,526
Pool 509491, 1.50%, (Prime Rate-2.000%), 02/25/2039 (c)	537,602	526,232
Pool 509541, 1.50%, (Prime Rate-2.000%), 08/25/2039 (c)	178,450	172,495
Pool 509573, 1.50%, (Prime Rate-2.000%), 09/25/2039 (c)	1,281,266	1,297,583
Pool 509575, 1.50%, (Prime Rate-2.000%), 10/25/2039 (c)	1,069,304	1,091,592
Pool 509661, 1.50%, (Prime Rate-2.000%), 03/25/2040 (c)	1,219,012	1,234,272
Pool 509688, 1.50%, (Prime Rate-2.000%), 08/25/2040 (c)	2,120,937	2,151,776
Pool 509735, 1.50%, (Prime Rate-2.000%), 09/25/2040 (c)	598,902	600,389
Pool 509760, 1.50%, (Prime Rate-2.000%), 11/25/2040 (c)	1,432,244	1,459,581
Pool 509977, 1.90%, (Prime Rate-1.600%), 03/25/2042 (c)	173,944	177,904
Pool 3046316007, 2.05%, 12/03/2032 (c)	162,660	159,528
Pool 510004, 2.25%, (Prime Rate-1.250%), 05/25/2042 (c)	275,234	281,068
Pool 509793, 2.36%, (Prime Rate-1.144%), 01/25/2041 (c)	1,063,575	1,084,086
Pool 510051, 2.75%, (Prime Rate-0.750%), 07/25/2042 (c)	199,017	208,281
Pool 509010, 2.83%, (Prime Rate-0.675%), 01/25/2036 (c)	41,380	41,931
Pool Premie, 2.95%, 08/29/2038 (c)	607,939	644,857
Pool Animal, 3.19%, 06/04/2023 (c)	56,519	58,135
Pool 522124, 3.29%, (Prime Rate-0.180%), 02/25/2040 (c)	322,081	335,026
Pool 510047, 3.33%, (Prime Rate-0.171%), 09/25/2042 (c)	574,049	611,613
Pool 509900, 3.40%, (Prime Rate-0.098%), 03/25/2042 (c)	1,557,275	1,647,587
Pool 522305, 3.67%, (Prime Rate+0.182%), 11/25/2028 (c)	181,152	186,549
Pool 509967, 3.90%, (Prime Rate+0.402%), 03/25/2032 (c)	142,383	150,816
Pool 521967, 4.02%, (Prime Rate+0.515%), 06/25/2038 (c)	422,382	443,896
Pool 521984, 4.06%, (Prime Rate+0.578%), 10/25/2038 (c)	142,003	150,452
Pool 522053, 4.08%, (Prime Rate+0.577%), 05/25/2026 (c)	63,272	64,055
Pool 509647, 4.11%, (Prime Rate+0.605%), 12/25/2026 (c)	69,554	70,764
Pool 522440, 4.12%, (Prime Rate+0.575%), 07/25/2029 (c)	254,606	266,739
Pool Schatz, 4.15%, 10/04/2023 (c)	7,342	7,797
Pool 522194, 4.17%, (Prime Rate+0.624%), 09/25/2040 (c)	114,043	122,999
Pool 522125, 4.20%, (Prime Rate+0.842%), 10/25/2026 (c)	54,411	55,600
Pool 522371, 4.31%, (Prime Rate+0.789%), 10/25/2029 (c)	81,976	85,902
Pool 522317, 4.32%, (Prime Rate+0.963%), 03/25/2029 (c)	218,699	232,355
Pool 521919, 4.33%, (Prime Rate+0.807%), 12/25/2037 (c)	71,780	76,049
Pool 510056, 4.33%, (Prime Rate+0.829%), 08/25/2042 (c)	137,280	150,929
Pool 522158, 4.34%, (Prime Rate+0.879%), 01/25/2027 (c)	250,608	256,678
Pool 522328, 4.34%, (Prime Rate+0.917%), 05/25/2029 (c)	21,561	22,923
Pool 522020, 4.36%, (Prime Rate+0.855%), 02/25/2026 (c)	33,205	33,760
Pool 522423, 4.36%, (Prime Rate+0.785%), 12/25/2028 (c)	281,950	294,771
Pool 522029, 4.38%, (Prime Rate+0.947%), 02/25/2039 (c)	18,501	19,687
Pool 521860, 4.39%, (Prime Rate+0.913%), 03/25/2037 (c)	179,725	188,531
Pool 521884, 4.41%, (Prime Rate+0.772%), 08/25/2037 (c)	133,051	140,109
Pool 521970, 4.41%, (Prime Rate+0.913%), 07/25/2038 (c)	268,707	288,464
Pool 522268, 4.46%, (Prime Rate+0.916%), 01/25/2029 (c)	551,076	571,698
Pool 522387, 4.52%, (Prime Rate+0.967%), 01/25/2030 (c)	134,400	141,816
Pool 522156, 4.54%, (Prime Rate+0.983%), 05/25/2040 (c)	188,017	201,412
Pool 522282, 4.65%, (Prime Rate+1.136%), 09/25/2028 (c)	93,474	97,232

The accompanying notes are an integral part of the financial statements.

32	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool Valeri, 4.68%, 11/15/2023 (c)	$12,215	$13,121
Pool 522327, 4.71%, (Prime Rate+1.192%), 05/25/2029 (c)	390,864	414,872
Pool 522150, 4.80%, (Prime Rate+1.205%), 02/25/2026 (c)	10,441	10,628
Pool Buck Pizza, 5.23%, 07/15/2024 (c)	10,467	10,805
Pool 7530434005, 5.27%, 06/29/2024	9,754	10,069
		23,131,391

Small Business Administration Participation Certificates - 1.37%
Pool 2020-10D, 0.81%, 07/01/2030	3,877,536	3,598,815
Pool 2016-10B, 2.05%, 09/10/2026	6,879,698	6,535,880
Pool 2022-20B, 2.22%, 02/01/2042	10,181,000	9,775,896
Pool 2013-10A, 2.35%, 03/10/2023	76,369	75,889
Pool 2015-20C, 2.72%, 03/01/2035	37,312	36,217
Pool 2012-20A, 2.76%, 01/01/2032	15,538	15,041
Pool 2016-20L, 2.81%, 12/01/2036	279,083	272,998
Pool 2017-20F, 2.81%, 06/01/2037	6,113,559	5,943,691
Pool 2015-10B, 2.83%, 09/10/2025	199,269	193,583
Pool 2022-10A, 2.94%, 03/10/2032	4,000,000	3,973,689
Pool 2014-10B, 3.02%, 09/10/2024	279,523	270,017
Pool 2017-20C, 3.04%, 03/01/2037	4,395,364	4,343,765
Pool 2014-10A, 3.19%, 03/10/2024	1,732,608	1,733,610
Pool 2010-20K, 3.25%, 11/01/2030	6,540	6,417
Pool 2018-20E, 3.50%, 05/01/2038	4,163,544	4,203,796
Pool 2013-20I, 3.62%, 09/01/2033	428,241	431,414
Pool 2009-20J, 3.92%, 10/01/2029	2,292,620	2,311,657
Pool 2010-20E, 4.11%, 05/01/2030	65,918	66,162
Pool 2011-20B, 4.22%, 02/01/2031	319,846	320,581
Pool 2009-20D, 4.31%, 04/01/2029	420,046	430,062
Pool 2008-20C, 5.49%, 03/01/2028	3,892	3,977
Pool 2008-20E, 5.49%, 05/01/2028	10,981	11,294
		44,554,451

Tennessee Valley Authority - 0.39%
Pool 2021, 1.50%, 09/15/2031	15,000,000	12,843,506

USDA Loan - 0.44%
Pool Ryze, 5.25%, 06/25/2038 (a) (b)	13,988,205	13,988,205
Pool Highland, 5.28%, 07/14/2024	298,564	310,321
		14,298,526
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,975,080,065)		1,837,177,955

CORPORATE BONDS - 13.82%
Communication Services - 0.48%
Alphabet
1.10%, 08/15/2030	18,550,000	15,589,589

Consumer Discretionary - 2.43%
Bridge Housing Corp.
3.25%, 07/15/2030	5,000,000	4,569,234
Enterprise Community Loan Fund
3.69%, 11/01/2023	1,950,000	1,965,396
Howard University
1.99%, 10/01/2025	1,000,000	923,373
Local Initiatives Support Corp.
0.35%, 10/15/2022	8,000,000	7,937,119
1.00%, 11/15/2025	5,000,000	4,560,161

The accompanying notes are an integral part of the financial statements.

33

	Principal Amount	Value
Massachusetts State Higher Education Assistance Corp.
2.67%, 07/01/2031	$6,000,000	$5,447,424
National Community Renaissance of California
3.27%, 12/01/2032	7,840,000	6,863,555
Salvation Army
5.64%, 09/01/2026	2,975,000	3,162,725
United Jewish Appeal-Federation of Jewish Philanthropies of New York
0.70%, 02/01/2023	825,000	812,251
0.92%, 02/01/2024	1,010,000	974,752
USAA Capital Corp.
0.50%, 05/01/2024 (d)	12,000,000	11,491,207
1.50%, 05/01/2023 (d)	4,500,000	4,449,148
2.13%, 05/01/2030 (d)	14,399,000	12,705,709
Walmart
1.80%, 09/22/2031	15,336,000	13,317,583
		79,179,637
Energy - 0.15%
MidAmerican Energy
3.65%, 04/15/2029	4,860,000	4,805,888

Financials - 9.04%
American Express
4.05%, 05/03/2029	8,842,000	8,859,069
Andrew W Mellon Foundation
0.95%, 08/01/2027	20,238,000	17,975,604
Bank of America Corp.
0.98%, U.S. SOFR + 0.910%, 09/25/2025 (c)	33,381,000	31,312,152
1.49%, U.S. SOFR + 1.460%, 05/19/2024 (c)	213,000	209,737
1.53%, U.S. SOFR + 0.650%, 12/06/2025 (c)	52,507,000	49,642,665
2.46%, ICE LIBOR USD 3 Month + 0.870%, 10/22/2025 (c)	22,767,000	22,053,582
Century Housing Corp.
0.25%, 09/15/2022	10,000,000	9,944,368
0.30%, 07/15/2022	1,000,000	997,630
0.30%, 02/15/2023	10,000,000	9,832,249
Equitable Financial Life Global Funding
1.30%, 07/12/2026 (d)	13,949,000	12,621,034
Fifth Third Bancorp
1.71%, U.S. SOFR + 0.685%, 11/01/2027 (c)	439,000	395,431
JPMorgan Chase
0.56%, U.S. SOFR + 0.420%, 02/16/2025 (c)	43,986,000	41,913,068
0.65%, TSFR3M + 0.600%, 09/16/2024 (c)	18,618,000	18,020,559
Metropolitan Life Global Funding I
0.95%, 07/02/2025 (d)	16,323,000	15,156,622
PNC Financial Services Group
1.15%, 08/13/2026	23,702,000	21,588,000
Preservation of Affordable Housing
4.48%, 12/01/2032	5,100,000	5,018,481
Prudential Financial
1.50%, 03/10/2026	13,838,000	12,900,139
Reinvestment Fund
3.48%, 02/15/2023	2,475,000	2,464,347
3.70%, 02/15/2025	150,000	148,029
Truist Financial Corp.
1.27%, U.S. SOFR + 0.609%, 03/02/2027 (c)	7,420,000	6,751,542

The accompanying notes are an integral part of the financial statements.

34	The CCM Community Impact Bond Fund

	Principal Amount	Value
Visa
0.75%, 08/15/2027	$7,609,000	$6,730,717
		294,535,025
Industrials - 0.04%
Capital Impact Partners
2.50%, 10/15/2022	1,425,000	1,413,692

Information Technology - 1.51%
Apple
3.00%, 06/20/2027	19,497,000	19,360,395
salesforce.com
1.50%, 07/15/2028	33,297,000	29,736,844
		49,097,239
Real Estate - 0.17%
ERP Operating
4.15%, 12/01/2028	1,000,000	1,009,710
Prologis
1.25%, 10/15/2030	5,716,000	4,618,439
		5,628,149

TOTAL CORPORATE BONDS (Cost $478,181,528)		450,249,219

MUNICIPAL BONDS - 11.52%
Arkansas - 0.00%
Arkansas State Development Finance Authority, Ser A, RB
Callable 07/07/2022 @ 100
3.075%, 11/01/2023	85,000	84,057

California – 1.99%
Alameda County, Ser A, GO
4.000%, 08/01/2023	2,545,000	2,596,068
California State Health Facilities Financing Authority, RB
3.478%, 06/01/2029	2,500,000	2,436,447
3.378%, 06/01/2028	1,915,000	1,874,813
2.534%, 06/01/2028	1,050,000	980,796
California State Health Facilities Financing Authority, Ser A, RB
2.211%, 06/01/2025	765,000	739,423
1.970%, 06/01/2023	570,000	566,444
1.168%, 06/01/2026	1,660,000	1,516,373
0.952%, 06/01/2025	3,215,000	2,993,076
California State Health Facilities Financing Authority, Ser A, RB
Callable 06/01/2029 @ 100
2.704%, 06/01/2030	2,460,000	2,243,845
California State Housing Finance Agency, Ser A, RB
Callable 08/01/2025 @ 100
2.794%, 08/01/2036	1,800,000	1,802,278
California State Municipal Finance Authority, RB
1.605%, 11/01/2023	2,590,000	2,544,973
1.486%, 11/01/2022	2,000,000	1,997,153
Los Angeles City, Ser A, GO
3.000%, 09/01/2026	5,295,000	5,198,133
2.500%, 09/01/2022	2,045,000	2,050,116

The accompanying notes are an integral part of the financial statements.

35

	Principal Amount	Value
Los Angeles City, Ser A, GO
Callable 09/01/2028 @ 100
3.690%, 09/01/2029	$555,000	$548,745
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
2.750%, 09/01/2022	500,000	501,122
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
Callable 09/01/2026 @ 100
3.750%, 09/01/2031	605,000	575,068
3.500%, 09/01/2027	250,000	244,042
Oakland City, Ser B2, GO
2.110%, 01/15/2030	945,000	827,522
1.830%, 01/15/2027	1,000,000	922,132
1.630%, 01/15/2025	780,000	745,623
1.550%, 01/15/2023	615,000	612,214
Oakland City, Ser A-2, GO
3.000%, 01/15/2025	2,960,000	2,930,322
Sacramento Area Flood Control Agency, RB
2.699%, 10/01/2022	760,000	762,954
San Diego Unified School District, GO
1.599%, 07/01/2028	1,250,000	1,119,264
1.429%, 07/01/2027	990,000	897,840
1.201%, 07/01/2026	345,000	316,816
0.951%, 07/01/2025	400,000	373,236
0.656%, 07/01/2024	400,000	380,851
San Francisco City & County, Ser C, GO
1.805%, 06/15/2030	400,000	345,999
1.705%, 06/15/2029	410,000	358,075
1.555%, 06/15/2028	250,000	220,557
1.324%, 06/15/2027	450,000	400,917
1.104%, 06/15/2026	245,000	222,571
0.766%, 06/15/2025	90,000	83,940
San Francisco City & County, Ser A, GO
2.623%, 06/15/2022	200,000	200,091
0.728%, 06/15/2025	800,000	740,856
0.396%, 06/15/2024	3,095,000	2,934,221
0.193%, 06/15/2023	2,865,000	2,797,981
San Francisco City & County Affordable Housing, Ser D, GO
3.500%, 06/15/2023	1,470,000	1,487,134
San Francisco City & County Public Utilities Commission, Ser C, RB
2.400%, 11/01/2022	500,000	501,493
San Francisco City & County Redevelopment Agency, Ser D, TA
2.375%, 08/01/2022	1,500,000	1,502,702
San Francisco City & County Redevelopment Agency, Ser A, TA
3.633%, 08/01/2026	575,000	572,558
San Francisco City & County Redevelopment Agency, Ser C, TA
3.125%, 08/01/2024	1,850,000	1,836,781

The accompanying notes are an integral part of the financial statements.

36	The CCM Community Impact Bond Fund

	Principal Amount	Value
San Francisco City & County Redevelopment Agency Successor Agency, TA
2.071%, 08/01/2027	$4,125,000	$3,768,859
1.561%, 08/01/2025	4,135,000	3,879,253
1.286%, 08/01/2024	790,000	755,604
Tuolumne Wind Project Authority, Ser B, RB
6.918%, 01/01/2034	800,000	964,686
		64,871,967

Colorado - 0.12%
Colorado State Housing & Finance Authority, Ser D, RB
3.150%, 11/01/2022	250,000	250,679
Colorado State Housing & Finance Authority, Ser V, RB
3.400%, 11/01/2045	294,415	270,612
Colorado State Housing & Finance Authority, Ser C-1, RB
2.175%, 11/01/2025	150,000	143,952
2.125%, 05/01/2025	175,000	168,878
1.878%, 05/01/2023	115,000	114,243
Colorado State Housing & Finance Authority, Ser A, RB
Callable 05/01/2024 @ 100
2.873%, 11/01/2024	55,000	54,714
Colorado State Housing & Finance Authority, Ser A, RB
Callable 11/01/2026 @ 100
3.000%, 08/01/2047	158,468	156,426
Colorado State Housing & Finance Authority, Ser I, RB
Callable 06/01/2028 @ 100
3.850%, 07/01/2057	2,133,500	2,027,948
Denver City & County Housing Authority, RB
Callable 02/01/2024 @ 100
0.839%, 08/01/2024	870,000	829,145
		4,016,597

Connecticut - 0.02%
Connecticut State Housing Finance Authority, Ser A-4, RB
Callable 07/07/2022 @ 100
0.300%, 11/15/2022	500,000	496,580

Delaware - 0.13%
Delaware State Housing Authority, Ser A, RB
Callable 07/01/2028 @ 100
3.480%, 07/01/2048	4,111,784	4,083,769

District of Columbia - 0.09%
District of Columbia Housing Finance Agency, Ser A, Cl A, RB
3.236%, 03/01/2049	2,294,063	2,250,006
District of Columbia Housing Finance Agency, Ser A, Cl A, RB
Callable 02/15/2039 @ 100
3.875%, 06/15/2045	860,025	841,420
		3,091,426

The accompanying notes are an integral part of the financial statements.

37

	Principal Amount	Value
Florida - 0.18%
Florida State Housing Finance Corp., Ser 1, RB
Callable 07/01/2025 @ 100
3.125%, 07/01/2037	$2,729,169	$2,660,752
Florida State Housing Finance Corp., Ser B, RB
Callable 07/01/2026 @ 100
2.550%, 01/01/2043	1,860,569	1,816,426
Florida State Housing Finance Corp., Ser A, RB
Callable 07/01/2026 @ 100
2.450%, 01/01/2043	791,233	785,017
Miami-Dade County Housing Finance Authority, Ser A, RB
Callable 10/01/2025 @ 100
2.875%, 11/01/2038	590,147	573,008
		5,835,203

Georgia - 0.09%
Atlanta Development Authority, RB
2.622%, 12/01/2024	75,000	74,762
Atlanta Urban Residential Finance Authority, Ser A, RB
2.544%, 12/01/2023	390,000	390,494
Metropolitan Atlanta Rapid Transit Authority, Ser D, RB
1.315%, 07/01/2025	1,980,000	1,859,600
1.111%, 07/01/2024	720,000	690,542
		3,015,398

Hawaii - 0.01%
Honolulu City & County, Ser F, GO
2.971%, 09/01/2022	300,000	301,060

Illinois - 0.31%
Illinois State Housing Development Authority, Ser C, RB
1.601%, 10/01/2027	400,000	363,818
1.451%, 04/01/2027	540,000	493,258
1.118%, 10/01/2026	215,000	195,803
1.068%, 04/01/2026	470,000	432,721
0.968%, 10/01/2025	1,020,000	947,892
0.868%, 04/01/2025	495,000	464,821
0.501%, 10/01/2024	585,000	552,313
0.451%, 04/01/2024	950,000	910,089
0.353%, 10/01/2023	880,000	854,895
0.303%, 04/01/2023	430,000	422,917
0.253%, 10/01/2022	710,000	705,307
Illinois State Housing Development Authority, Ser A, RB
3.265%, 07/01/2022	310,000	310,348
Illinois State Housing Development Authority, Ser A, RB
2.625%, 03/01/2048	1,696,798	1,519,653
Illinois State Housing Development Authority, Ser A-1, RB
2.907%, 07/01/2022	155,000	155,130
Illinois State Housing Development Authority, Ser 2017-B, Cl 1, RB
3.200%, 12/01/2043	954,035	861,036

The accompanying notes are an integral part of the financial statements.

38	The CCM Community Impact Bond Fund

	Principal Amount	Value
Illinois State Housing Development Authority, Ser A, RB
Callable 08/01/2025 @ 100
4.000%, 02/01/2034	$990,000	$1,000,216
		10,190,217

Iowa - 0.08%
Des Moines Area Community College, Ser A, GO
Callable 06/01/2023 @ 100
2.250%, 06/01/2025	690,000	683,992
2.050%, 06/01/2024	845,000	836,738
Des Moines Area Community College, Ser B, GO
Callable 06/01/2023 @ 100
2.250%, 06/01/2025	235,000	233,021
2.050%, 06/01/2024	575,000	569,378
Hawkeye Community College, Ser 1, GO
2.600%, 06/01/2022	245,000	245,000
		2,568,129

Kentucky - 0.21%
Kentucky State Housing Corp., Ser A, RB
1.250%, 07/01/2025	250,000	235,587
1.150%, 01/01/2025	175,000	166,235
0.950%, 07/01/2024	250,000	239,649
0.800%, 01/01/2024	250,000	242,226
0.550%, 07/01/2023	750,000	734,735
0.450%, 01/01/2023	425,000	421,071
0.350%, 07/01/2022	510,000	509,931
Kentucky State Housing Corp., Ser B, RB
3.178%, 07/01/2023	25,000	25,057
2.928%, 07/01/2022	335,000	335,050
Kentucky State Housing Corp., Ser B, RB
Callable 07/01/2024 @ 100
3.378%, 01/01/2025	165,000	164,275
Kentucky State Housing Corp., Ser A, RB
Callable 07/01/2025 @ 100
3.860%, 01/01/2034	45,000	44,878
3.500%, 01/01/2040	1,170,000	1,173,474
3.499%, 07/01/2031	750,000	733,712
Kentucky State Housing Corp., Ser B, RB
Callable 01/01/2026 @ 100
4.000%, 07/01/2037	1,650,000	1,669,771
		6,695,651

Louisiana - 0.03%
Louisiana State Housing Corp., RB
Callable 09/01/2024 @ 100
2.100%, 12/01/2038	955,055	931,123

Maine - 0.13%
Maine State Housing Authority, Ser B, RB
1.943%, 11/15/2027	3,600,000	3,351,723
1.763%, 11/15/2026	1,000,000	938,182
		4,289,905

The accompanying notes are an integral part of the financial statements.

39

	Principal Amount	Value
Maryland - 0.14%
Maryland State Community Development Administration, Ser E, RB
3.346%, 03/01/2023	$705,000	$709,481
Maryland State Community Development Administration, Ser B, RB
3.950%, 09/01/2028	580,000	578,523
Maryland State Community Development Administration, Ser A, RB
Callable 06/22/2022 @ 100
4.000%, 09/01/2025	540,000	540,128
Maryland State Community Development Administration, Ser A, RB
Callable 07/05/2022 @ 100
4.416%, 09/01/2037	35,000	35,501
Maryland State Community Development Administration, Ser E, RB
Callable 03/01/2024 @ 100
2.857%, 09/01/2040	105,000	105,237
Maryland State Community Development Administration, Ser A, RB
Callable 09/01/2025 @ 100
3.500%, 09/01/2047	1,365,000	1,373,419
Maryland State Community Development Administration, Ser A, RB
Callable 10/01/2028 @ 100
3.950%, 11/01/2058	1,215,996	1,233,916
		4,576,205

Massachusetts - 0.43%
Massachusetts State Housing Finance Agency, Ser 197, RB
3.450%, 12/01/2023	190,000	191,250
3.400%, 06/01/2023	180,000	181,288
3.350%, 12/01/2022	95,000	95,572
Massachusetts State Housing Finance Agency, Ser E, RB
3.000%, 12/01/2025	250,000	244,616
2.950%, 06/01/2025	250,000	245,536
2.900%, 12/01/2024	250,000	246,653
2.800%, 06/01/2024	275,000	272,440
2.650%, 12/01/2023	250,000	248,630
2.550%, 06/01/2023	355,000	354,556
2.450%, 12/01/2022	250,000	250,399
Massachusetts State Housing Finance Agency, Ser 193, RB
3.350%, 12/01/2023	430,000	434,092
3.300%, 06/01/2023	225,000	226,944
3.250%, 12/01/2022	240,000	241,625
Massachusetts State Housing Finance Agency, Ser B, RB
4.500%, 04/15/2054	3,211,110	3,104,495

The accompanying notes are an integral part of the financial statements.

40	The CCM Community Impact Bond Fund

	Principal Amount	Value
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 12/01/2022 @ 100
4.711%, 12/01/2037	$290,000	$291,282
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2055	2,600,000	2,630,541
4.750%, 12/01/2045	2,870,000	2,872,192
4.550%, 12/01/2035	410,000	412,405
Massachusetts State Housing Finance Agency, Ser E, RB
Callable 12/01/2025 @ 100
3.150%, 06/01/2027	250,000	242,607
Massachusetts State Housing Finance Agency, Ser B, RB
Callable 06/01/2026 @ 100
3.850%, 12/01/2028	65,000	64,872
Massachusetts State Housing Finance Agency, Ser 205, RB
Callable 12/01/2028 @ 100
3.800%, 06/01/2035	155,000	155,002
3.530%, 12/01/2029	660,000	648,507
3.450%, 06/01/2029	300,000	293,637
		13,949,141

Michigan - 0.37%
Michigan State Housing Development Authority, Ser B, RB
3.736%, 10/01/2033	955,000	955,000
3.627%, 10/01/2023	450,000	454,376
3.527%, 04/01/2023	465,000	468,850
3.376%, 10/01/2022	385,000	386,942
1.672%, 12/01/2028	1,080,000	965,399
1.670%, 12/01/2024	160,000	154,191
1.622%, 06/01/2028	1,055,000	948,566
1.620%, 06/01/2024	165,000	160,508
1.599%, 04/01/2027	250,000	229,849
1.512%, 12/01/2027	1,085,000	978,548
1.412%, 06/01/2027	605,000	548,140
1.398%, 12/01/2023	150,000	146,943
1.298%, 06/01/2023	100,000	98,855
1.241%, 10/01/2026	485,000	444,737
1.198%, 12/01/2026	490,000	445,010
1.196%, 12/01/2022	100,000	99,641
1.191%, 04/01/2026	300,000	277,820
1.118%, 06/01/2026	585,000	536,184
1.096%, 06/01/2022	100,000	100,000
1.091%, 10/01/2025	485,000	453,206
1.038%, 12/01/2025	95,000	87,982
0.991%, 04/01/2025	250,000	235,574
0.958%, 06/01/2025	400,000	373,978
0.752%, 12/01/2024	450,000	424,339
0.692%, 06/01/2024	350,000	334,222
0.577%, 10/01/2024	475,000	449,122
0.496%, 12/01/2023	230,000	222,456
0.436%, 06/01/2023	175,000	171,519
0.408%, 10/01/2023	500,000	485,344
0.326%, 06/01/2022	185,000	185,000

The accompanying notes are an integral part of the financial statements.

41

	Principal Amount	Value
0.258%, 10/01/2022	$250,000	$248,888
		12,071,189

Minnesota - 0.17%
Minnesota State Housing Finance Agency, Ser E, RB
3.744%, 01/01/2029	2,210,000	2,214,059
3.644%, 01/01/2028	2,105,000	2,103,446
3.520%, 07/01/2027	60,000	59,651
3.470%, 01/01/2027	1,075,000	1,073,342
Minnesota State Housing Finance Agency, Ser C, RB
3.042%, 01/01/2024	15,000	14,876
2.992%, 07/01/2023	10,000	10,007
2.942%, 01/01/2023	5,000	5,014
2.897%, 07/01/2022	10,000	10,010
Minnesota State Housing Finance Agency, Ser D, RB
Callable 07/01/2025 @ 100
2.730%, 08/01/2046	172,824	169,663
Minnesota State Housing Finance Agency, Ser C, RB
Callable 07/01/2025 @ 100
3.800%, 07/01/2031	35,000	35,030
		5,695,098

Mississippi - 0.01%
Mississippi State Home Corp., RB
Callable 06/01/2023 @ 100
3.050%, 12/01/2034	435,537	401,334

New Hampshire - 0.02%
New Hampshire State Housing Finance Authority, Ser A, RB
Callable 07/01/2023 @ 100
3.750%, 07/01/2034	75,000	75,560
New Hampshire State Housing Finance Authority, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 07/01/2035	70,000	70,527
New Hampshire State Housing Finance Authority, Ser C, RB
Callable 07/01/2027 @ 100
3.209%, 07/01/2039	380,000	379,012
		525,099

New Jersey - 0.60%
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
3.600%, 11/01/2025	570,000	574,797
3.550%, 05/01/2025	1,100,000	1,107,694
3.500%, 11/01/2024	535,000	539,549
3.450%, 05/01/2024	1,035,000	1,043,399
3.368%, 11/01/2025	450,000	449,294
3.350%, 05/01/2023	980,000	988,257
3.228%, 11/01/2024	360,000	359,557
2.928%, 11/01/2023	365,000	364,995
2.740%, 11/01/2022	300,000	300,881
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
4.000%, 11/01/2023	475,000	481,993

The accompanying notes are an integral part of the financial statements.

42	The CCM Community Impact Bond Fund

	Principal Amount	Value
3.900%, 05/01/2023	$460,000	$465,230
3.800%, 11/01/2022	450,000	453,275
New Jersey State Housing & Mortgage Finance Agency, Ser E, RB
3.422%, 05/01/2023	2,850,000	2,874,049
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
Callable 11/01/2023 @ 100
4.875%, 11/01/2029	2,500,000	2,562,608
4.200%, 11/01/2024	505,000	512,470
4.100%, 05/01/2024	485,000	492,324
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2046	425,000	442,601
4.625%, 11/01/2036	335,000	345,433
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 05/01/2026 @ 100
4.968%, 11/01/2051	345,000	361,461
4.868%, 11/01/2047	1,300,000	1,347,990
4.698%, 11/01/2037	500,000	517,087
4.218%, 11/01/2032	1,355,000	1,385,067
3.718%, 11/01/2028	285,000	286,163
3.618%, 11/01/2027	695,000	695,619
3.568%, 11/01/2026	435,000	436,355
		19,388,148

New Mexico - 0.08%
New Mexico State Mortgage Finance Authority, Ser B-2, RB
Callable 06/01/2023 @ 100
2.230%, 10/01/2034	372,863	361,795
New Mexico State Mortgage Finance Authority, Ser B, RB
Callable 09/01/2025 @ 100
2.600%, 09/01/2040	2,240,000	2,187,474
		2,549,269

New York - 3.83%
New York City Housing Development Corp., Ser G, RB
2.468%, 11/01/2024	135,000	133,398
2.144%, 11/01/2022	100,000	100,227
New York City Housing Development Corp., Ser D, RB
2.233%, 08/01/2027	2,050,000	1,902,403
New York City Housing Development Corp., RB
1.860%, 05/01/2028	2,110,000	1,855,691
New York City Housing Development Corp., Ser F, RB
2.368%, 05/01/2024	500,000	495,449
2.316%, 05/01/2023	1,820,000	1,818,432
2.280%, 11/01/2022	3,000,000	3,006,737
New York City Housing Development Corp., Ser H-1, RB
3.160%, 11/01/2023	1,550,000	1,559,634
3.110%, 05/01/2023	1,525,000	1,534,561
3.050%, 11/01/2022	705,000	708,811

The accompanying notes are an integral part of the financial statements.

43

	Principal Amount	Value
New York City Housing Development Corp., Ser D, RB
3.467%, 11/01/2023	$995,000	$1,008,160
3.363%, 05/01/2023	2,150,000	2,172,263
3.263%, 11/01/2022	700,000	704,802
New York City Housing Development Corp., Ser A, RB
3.078%, 08/01/2025	250,000	249,321
3.028%, 02/01/2025	350,000	349,189
2.954%, 08/01/2024	150,000	150,074
2.854%, 02/01/2024	150,000	150,077
2.704%, 08/01/2023	280,000	280,577
2.604%, 02/01/2023	300,000	300,983
2.570%, 08/01/2022	370,000	370,821
New York City Housing Development Corp., Ser B, RB
1.677%, 11/01/2028	800,000	687,799
1.577%, 05/01/2028	500,000	432,380
1.477%, 11/01/2027	300,000	266,351
1.377%, 05/01/2027	200,000	178,659
1.123%, 11/01/2026	250,000	224,770
1.061%, 11/01/2025	2,010,000	1,854,351
1.023%, 05/01/2026	245,000	222,450
0.163%, 11/01/2022	785,000	779,944
New York City Housing Development Corp., Ser F1, RB
2.048%, 05/01/2028	640,000	569,119
1.874%, 11/01/2027	945,000	857,239
1.844%, 05/01/2027	1,450,000	1,325,435
1.744%, 11/01/2026	280,000	258,788
1.694%, 05/01/2026	380,000	354,261
1.448%, 11/01/2025	375,000	354,066
New York City Housing Development Corp., Ser B-1, RB
3.464%, 11/01/2025	755,000	762,200
3.364%, 05/01/2025	535,000	538,220
3.290%, 11/01/2024	1,065,000	1,073,838
3.190%, 05/01/2024	535,000	538,759
3.178%, 05/01/2024	1,070,000	1,077,280
3.121%, 05/01/2023	4,000,000	4,023,306
3.028%, 11/01/2023	500,000	502,890
2.990%, 11/01/2023	270,000	271,606
2.978%, 05/01/2023	1,245,000	1,253,017
2.890%, 05/01/2023	450,000	452,338
2.810%, 11/01/2022	300,000	301,326
New York City Housing Development Corp., Ser J, RB
0.512%, 11/01/2023	430,000	416,987
0.462%, 05/01/2023	500,000	491,244
New York City Housing Development Corp., Ser B, RB
2.361%, 02/01/2028	750,000	682,018
2.183%, 02/01/2027	1,590,000	1,482,931
2.083%, 02/01/2026	660,000	626,966
1.980%, 08/01/2025	865,000	834,784
1.930%, 02/01/2025	600,000	582,199
New York City Housing Development Corp., Ser D, RB
2.150%, 02/01/2029	550,000	485,119
2.100%, 08/01/2028	540,000	479,314
1.750%, 08/01/2027	775,000	701,767
1.700%, 02/01/2027	760,000	693,237

The accompanying notes are an integral part of the financial statements.

44	The CCM Community Impact Bond Fund

	Principal Amount	Value
1.600%, 08/01/2026	$500,000	$461,436
1.550%, 02/01/2026	480,000	447,260
1.300%, 08/01/2025	310,000	292,872
1.250%, 02/01/2025	365,000	347,873
New York City Housing Development Corp., Ser I, RB
3.899%, 11/01/2026	2,315,000	2,341,745
3.750%, 11/01/2024	3,050,000	3,093,526
3.453%, 11/01/2022	570,000	574,023
New York City Housing Development Corp., Ser B, RB
2.000%, 02/01/2028	450,000	401,081
New York City Housing Development Corp., Ser L, RB
2.528%, 11/01/2025	735,000	717,125
2.478%, 05/01/2025	745,000	729,213
2.320%, 11/01/2024	1,130,000	1,108,847
2.270%, 05/01/2024	1,260,000	1,242,781
2.120%, 05/01/2023	590,000	588,453
New York City Housing Development Corp., Ser A, Cl A, RB
3.098%, 10/01/2046	7,800,404	7,036,937
New York City Housing Development Corp., Ser H-1, RB
Callable 11/01/2023 @ 100
3.890%, 11/01/2029	995,000	979,900
3.310%, 11/01/2024	1,610,000	1,613,933
New York City Housing Development Corp., Ser B-1, RB
Callable 05/01/2024 @ 100
3.328%, 11/01/2025	750,000	751,942
3.278%, 05/01/2025	1,060,000	1,062,569
3.228%, 11/01/2024	725,000	728,972
New York City Housing Development Corp., Ser A, RB
Callable 08/01/2025 @ 100
3.478%, 08/01/2029	735,000	702,423
3.428%, 02/01/2029	400,000	382,304
3.378%, 08/01/2028	525,000	502,999
3.328%, 02/01/2028	300,000	287,766
3.278%, 08/01/2027	425,000	415,086
3.228%, 02/01/2027	400,000	390,812
3.178%, 08/01/2026	325,000	319,621
3.128%, 02/01/2026	475,000	468,133
New York City Housing Development Corp., Ser A, RB
Callable 11/01/2025 @ 100
2.618%, 05/01/2026	500,000	482,870
New York City Housing Development Corp., Ser G, RB
Callable 11/01/2025 @ 100
2.818%, 05/01/2027	1,000,000	957,466
2.768%, 11/01/2026	1,000,000	965,730
New York City Housing Development Corp., Ser B-1, RB
Callable 02/01/2026 @ 100
3.814%, 11/01/2029	700,000	683,351
3.714%, 11/01/2028	395,000	385,447
3.614%, 11/01/2027	1,110,000	1,101,045
3.564%, 11/01/2026	505,000	504,629
3.514%, 05/01/2026	1,025,000	1,023,154

The accompanying notes are an integral part of the financial statements.

45

	Principal Amount	Value
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2028 @ 100
2.561%, 02/01/2030	$1,000,000	$893,452
2.511%, 08/01/2029	1,240,000	1,111,421
2.461%, 02/01/2029	2,195,000	1,975,448
2.411%, 08/01/2028	1,000,000	904,385
New York City Housing Development Corp., Ser F1, RB
Callable 05/01/2028 @ 100
2.298%, 11/01/2030	770,000	667,407
2.238%, 05/01/2030	770,000	669,176
2.188%, 11/01/2029	455,000	397,118
2.138%, 05/01/2029	1,220,000	1,070,342
2.098%, 11/01/2028	1,225,000	1,081,975
New York City Housing Development Corp., Ser D, RB
Callable 02/01/2029 @ 100
2.200%, 08/01/2029	850,000	745,631
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2029 @ 100
2.300%, 08/01/2030	885,000	769,955
2.250%, 02/01/2030	865,000	755,339
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2029 @ 100
2.053%, 11/01/2030	2,965,000	2,518,819
2.003%, 05/01/2030	3,175,000	2,709,393
1.953%, 11/01/2029	1,800,000	1,544,269
1.903%, 05/01/2029	1,225,000	1,057,584
New York State Housing Finance Agency, Ser A, AMT, RB
Callable 07/07/2022 @ 100
4.900%, 08/15/2025 (e)	100,000	100,196
New York State Housing Finance Agency, Ser A, AMT, RB
Callable 07/07/2022 @ 100
5.050%, 08/15/2039 (e)	1,110,000	1,111,272
New York State Housing Finance Agency, RB
Callable 07/01/2025 @ 100
3.250%, 05/01/2027	1,770,000	1,731,883
New York State Mortgage Agency, Ser 230, RB
2.180%, 10/01/2029	485,000	434,572
2.080%, 10/01/2028	960,000	871,516
1.816%, 10/01/2027	565,000	516,421
1.666%, 10/01/2026	420,000	389,909
1.316%, 10/01/2025	265,000	249,118
1.136%, 10/01/2024	370,000	353,558
0.894%, 10/01/2023	120,000	117,393
New York State Mortgage Agency, Ser 245, RB
2.625%, 10/01/2027	2,125,000	2,021,952
2.575%, 04/01/2027	2,500,000	2,395,605
2.525%, 10/01/2026	970,000	933,684
New York State Mortgage Agency, Ser 237, RB
1.945%, 04/01/2029	615,000	542,849
1.271%, 10/01/2026	4,155,000	3,759,893
1.221%, 04/01/2026	1,215,000	1,112,031

The accompanying notes are an integral part of the financial statements.

46	The CCM Community Impact Bond Fund

	Principal Amount	Value
1.141%, 10/01/2025	$2,355,000	$2,179,595
1.041%, 04/01/2025	1,475,000	1,378,535
New York State Mortgage Agency, Ser 229, RB
2.180%, 10/01/2029	540,000	490,135
2.080%, 10/01/2028	760,000	695,364
1.816%, 10/01/2027	725,000	665,209
1.666%, 10/01/2026	920,000	858,763
1.316%, 10/01/2025	490,000	461,983
1.136%, 10/01/2024	700,000	672,497
0.894%, 10/01/2023	345,000	338,715
New York State Mortgage Agency, Ser 53, RB
3.069%, 04/01/2023	490,000	492,466
New York State Mortgage Agency, Ser 171, RB
Callable 06/22/2022 @ 100
3.400%, 10/01/2022	910,000	910,642
New York State Mortgage Agency, Ser 230, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	500,000	443,518
New York State Mortgage Agency, Ser 229, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	130,000	117,142
		124,800,022

North Carolina - 0.03%
North Carolina State Housing Finance Agency, Ser 34, RB
Callable 01/01/2024 @ 100
2.812%, 07/01/2035	1,070,000	1,068,566

Ohio - 0.09%
Ohio State Housing Finance Agency, Ser B, RB
Callable 01/01/2026 @ 100
3.250%, 03/01/2046	243,356	239,248
Ohio State Housing Finance Agency, Ser C, RB
Callable 01/01/2026 @ 100
2.900%, 09/01/2037	2,693,701	2,622,236
		2,861,484

Oregon - 0.50%
Oregon State, Ser L, GO
1.305%, 11/01/2026	500,000	463,402
1.105%, 11/01/2025	600,000	564,548
0.812%, 11/01/2024	1,055,000	1,007,305
0.418%, 11/01/2023	875,000	847,505
0.293%, 11/01/2022	700,000	695,036
Oregon State, GO
3.492%, 05/01/2028	1,930,000	1,941,510
3.315%, 05/01/2027	1,000,000	1,005,784
Oregon State, Ser B, GO
3.088%, 05/01/2023	370,000	371,379
Oregon State, Ser C, GO
0.434%, 05/01/2024	1,485,000	1,421,047
0.201%, 05/01/2023	2,925,000	2,872,102

The accompanying notes are an integral part of the financial statements.

47

	Principal Amount	Value
Oregon State, Ser B, GO
Callable 05/01/2027 @ 100
3.886%, 05/01/2037	$205,000	$197,562
Tri-County Metropolitan Transportation District of Oregon, Ser B, RB
1.586%, 09/01/2028	800,000	723,996
1.386%, 09/01/2027	2,990,000	2,737,081
1.200%, 09/01/2026	1,000,000	925,068
0.950%, 09/01/2025	600,000	562,656
		16,335,981

Pennsylvania - 0.31%
Commonwealth Financing Authority, Ser A, RB
6.392%, 06/01/2024	225,000	229,548
5.410%, 06/01/2022	500,000	500,000
Commonwealth Financing Authority, Ser A1, RB
3.075%, 06/01/2023	500,000	501,011
Commonwealth Financing Authority, Ser C, RB
2.758%, 06/01/2030	1,915,000	1,723,162
1.916%, 06/01/2023	475,000	470,586
1.826%, 06/01/2022	305,000	305,000
Pennsylvania State Housing Finance Agency, Ser 130B, RB
2.375%, 04/01/2027	2,715,000	2,589,349
2.150%, 10/01/2024	2,000,000	1,960,864
Redevelopment Authority of the Philadelphia, Ser A, RB
0.618%, 09/01/2023	1,260,000	1,223,366
0.468%, 09/01/2022	750,000	747,436
		10,250,322

Rhode Island - 0.26%
Rhode Island State Housing and Mortgage Finance Corp., Ser 77-T, RB
3.900%, 10/01/2028	800,000	793,870
3.850%, 04/01/2028	665,000	658,959
3.800%, 10/01/2027	1,530,000	1,523,926
3.750%, 04/01/2027	360,000	358,077
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
3.439%, 10/01/2026	510,000	507,897
3.389%, 04/01/2026	505,000	503,718
3.269%, 10/01/2025	490,000	488,122
3.169%, 04/01/2025	385,000	383,563
3.128%, 10/01/2024	245,000	244,627
3.028%, 04/01/2024	200,000	200,015
2.928%, 10/01/2023	110,000	110,231
2.699%, 10/01/2022	245,000	245,831
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
1.696%, 10/01/2027	100,000	91,828
1.646%, 04/01/2027	175,000	161,628
1.179%, 10/01/2025	275,000	257,316
1.129%, 04/01/2025	245,000	231,453
1.029%, 10/01/2024	150,000	143,179
0.979%, 04/01/2024	115,000	111,123

The accompanying notes are an integral part of the financial statements.

48	The CCM Community Impact Bond Fund

	Principal Amount	Value
Rhode Island State Housing and Mortgage Finance Corp., Ser 6, RB
3.400%, 04/01/2024	$40,000	$40,223
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
2.700%, 10/01/2028	145,000	136,970
2.600%, 10/01/2027	145,000	137,862
2.500%, 10/01/2026	70,000	67,091
2.400%, 10/01/2025	130,000	125,973
2.200%, 10/01/2023	115,000	114,156
2.000%, 10/01/2022	115,000	115,126
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
Callable 10/01/2026 @ 100
3.489%, 04/01/2027	520,000	517,880
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
Callable 04/01/2029 @ 100
2.800%, 10/01/2029	95,000	89,316
		8,359,960

South Dakota - 0.01%
South Dakota State Housing Development Authority, Ser 1, RB
2.244%, 11/01/2022	25,000	25,032
South Dakota State Housing Development Authority, Ser 1, RB
Callable 11/01/2025 @ 100
3.500%, 11/01/2041	425,000	424,574
		449,606

Tennessee - 0.43%
Tennessee State Housing Development Agency, Ser 1B, RB
2.240%, 07/01/2029	350,000	319,033
2.190%, 01/01/2029	1,345,000	1,229,979
2.120%, 07/01/2028	300,000	275,893
1.961%, 07/01/2027	750,000	694,098
1.911%, 01/01/2027	300,000	279,151
1.861%, 07/01/2026	530,000	497,062
1.811%, 01/01/2026	500,000	472,667
1.720%, 07/01/2025	550,000	524,567
Tennessee State Housing Development Agency, RB
2.358%, 07/01/2029	2,380,000	2,191,049
2.308%, 01/01/2029	1,170,000	1,077,964
Tennessee State Housing Development Agency, RB
Callable 01/01/2026 @ 100
3.500%, 07/01/2031	65,000	65,372
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 100
2.290%, 01/01/2030	1,375,000	1,250,381
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 102
3.750%, 07/01/2050	2,200,000	2,209,029

The accompanying notes are an integral part of the financial statements.

49

	Principal Amount	Value
Tennessee State Housing Development Agency, RB
Callable 07/01/2029 @ 100
2.458%, 07/01/2030	$1,515,000	$1,396,055
2.408%, 01/01/2030	1,485,000	1,365,662
		13,847,962

Texas - 0.10%
Austin Electric Utility System Revenue Authority, Ser A, RB
2.937%, 11/15/2028	860,000	821,880
Colony Local Development Corp., Ser A, RB
3.866%, 10/01/2028	490,000	487,825
Texas State Affordable Housing Corp., Ser A, RB
Callable 03/01/2023 @ 100
2.700%, 09/01/2041	1,545,000	1,537,657
Texas State Department of Housing & Community Affairs, Ser B, RB
Callable 03/01/2025 @ 100
3.180%, 03/01/2039	5,000	4,970
Texas State Department of Housing & Community Affairs, Ser C, RB
Callable 09/01/2026 @ 100
3.100%, 09/01/2047	305,486	299,416
		3,151,748

Utah - 0.20%
Utah State Housing Corp., Ser A, RB
2.900%, 07/01/2029	535,000	525,841
2.850%, 01/01/2029	625,000	613,908
2.800%, 07/01/2028	570,000	559,572
2.750%, 01/01/2028	635,000	623,057
2.700%, 07/01/2027	1,120,000	1,098,200
2.650%, 01/01/2027	850,000	832,874
Utah State Housing Corp., Ser E, RB
Callable 01/01/2023 @ 100
2.200%, 07/01/2041	380,000	378,389
Utah State Housing Corp., Ser B, RB
Callable 01/01/2028 @ 100
2.690%, 01/01/2048	646,000	644,700
Utah State Housing Corp., Ser A, RB
Callable 07/01/2029 @ 101
3.875%, 01/01/2050	1,265,000	1,275,689
		6,552,230

Virginia - 0.43%
Fairfax County Economic Development Authority, Ser B, RB
Pre-Refunded @ 100
4.380%, 10/01/2024	500,000	517,514
Virginia State Housing Development Authority, Ser E, RB
1.519%, 06/01/2028	450,000	405,538
1.319%, 06/01/2027	500,000	454,131
0.985%, 06/01/2026	1,230,000	1,127,806
0.835%, 06/01/2025	625,000	584,717
0.489%, 06/01/2024	1,320,000	1,259,038

The accompanying notes are an integral part of the financial statements.

50	The CCM Community Impact Bond Fund

	Principal Amount	Value
Virginia State Housing Development Authority, Ser A, RB
3.125%, 11/25/2039	$564,841	$557,409
Virginia State Housing Development Authority, Ser J, RB
1.690%, 11/01/2027	725,000	669,747
1.437%, 11/01/2026	400,000	371,727
1.237%, 11/01/2025	350,000	329,719
0.897%, 11/01/2024	585,000	558,782
Virginia State Housing Development Authority, Ser C, RB
4.250%, 10/25/2043	184,756	184,384
Virginia State Housing Development Authority, Ser A, RB
3.250%, 08/25/2042	83,679	81,828
3.100%, 06/25/2041	3,189,265	3,154,008
2.950%, 10/25/2049	1,210,672	1,175,298
Virginia State Housing Development Authority, Ser D, RB
Callable 06/27/2022 @ 100
3.568%, 10/01/2026	2,000,000	2,000,903
Virginia State Housing Development Authority, Ser F, RB
Callable 12/01/2024 @ 100
3.400%, 12/01/2026	500,000	503,288
		13,935,837

Washington - 0.12%
King County Housing Authority, Ser C, RB
1.690%, 12/01/2028	265,000	236,384
1.400%, 12/01/2026	310,000	285,519
King County Housing Authority, RB
Callable 07/22/2022 @ 100
6.375%, 12/31/2046	3,490,000	3,527,397
		4,049,300
TOTAL MUNICIPAL BONDS (Cost $390,856,871)		375,289,583

U.S. TREASURY OBLIGATIONS - 8.01%
U.S. Treasury Notes
1.25%, 09/30/2028	1,700,000	1,538,766
1.38%, 12/31/2028	33,600,000	30,593,062
1.50%, 11/30/2028	25,000,000	22,938,476
1.88%, 02/28/2027	48,500,000	46,461,484
1.88%, 02/28/2029	61,700,000	57,964,258
1.88%, 02/15/2032	29,100,000	26,671,969
2.38%, 03/31/2029	10,070,000	9,750,592
2.50%, 03/31/2027	53,000,000	52,217,422
2.88%, 04/30/2029	6,000,000	5,997,188
2.88%, 05/15/2032	7,000,000	7,008,750

TOTAL U.S. TREASURY OBLIGATIONS (Cost $267,736,783)		261,141,967

ASSET-BACKED SECURITIES - 6.67%
Automotive - 1.02%
Tesla Auto Lease Trust
0.36%, 09/22/2025 (d)	1,800,612	1,762,719
0.60%, 09/22/2025 (d)	1,947,000	1,858,370
0.68%, 12/20/2023 (d)	8,636,278	8,549,648

The accompanying notes are an integral part of the financial statements.

51

	Principal Amount	Value
Toyota Auto Receivables
0.26%, 11/17/2025	$21,806,000	$21,008,001

		33,178,738
Other Asset-Backed Securities - 5.65%
Dividend Solar Loans
3.67%, 08/22/2039 (d)	4,225,143	4,093,514
FREED Trust
0.62%, 11/20/2028 (d)	2,032,859	2,022,474
0.66%, 03/20/2028 (d)	230,118	229,846
0.68%, 06/19/2028 (d)	163,264	163,152
0.94%, 03/19/2029 (d)	3,208,166	3,178,544
3.03%, 05/18/2029 (d)	7,798,148	7,775,718
GoodLeap Sustainable Home Solutions Trust
1.93%, 07/20/2048 (d)	6,552,315	5,718,253
2.10%, 05/20/2048 (d)	8,279,905	7,174,750
2.70%, 01/20/2049 (d)	2,300,065	2,075,206
Helios Issuer
2.98%, 06/20/2047 (d)	2,741,368	2,548,861
Invitation Homes Trust
1.78%, ICE LIBOR USD 1 Month + 0.900%, 06/17/2037 (c) (d)	1,099,576	1,095,586
Loanpal Solar Loan
2.22%, 03/20/2048 (d)	3,819,512	3,312,817
2.29%, 01/20/2048 (d)	8,386,083	7,394,285
2.47%, 12/20/2047 (d)	2,345,191	2,108,516
Mill City Solar Loan
3.69%, 07/20/2043 (d)	2,043,588	1,946,715
4.34%, 03/20/2043 (d)	6,907,952	6,825,431
Mosaic Solar Loan Trust
1.44%, 08/20/2046 (d)	4,410,320	3,905,224
1.44%, 06/20/2052 (d)	7,685,491	6,756,769
1.51%, 12/20/2046 (d)	5,918,715	5,169,682
1.64%, 04/22/2047 (d)	10,346,647	9,196,723
2.10%, 04/20/2046 (d)	2,978,687	2,738,148
2.64%, 01/20/2053 (d)	5,124,695	4,679,895
3.82%, 06/22/2043 (d)	4,029,700	3,890,772
4.01%, 06/22/2043 (d)	2,675,965	2,612,748
4.20%, 02/22/2044 (d)	10,042,434	9,789,672
4.45%, 06/20/2042 (d)	797,731	785,224
Oportun Funding
3.25%, 06/15/2029 (d)	15,648,389	15,525,573
Oportun Funding XIV
1.21%, 03/08/2028 (d)	13,900,000	13,084,205
Oportun Issuance Trust
1.47%, 05/08/2031 (d)	4,593,000	4,288,040
2.18%, 10/08/2031 (d)	10,000,000	9,325,702
Sunnova Helios II
1.62%, 07/20/2048 (d)	23,822,356	21,190,915
1.80%, 02/20/2048 (d)	2,483,560	2,253,388
Sunnova Helios VIII
2.79%, 02/22/2049 (d)	7,782,459	7,239,887

The accompanying notes are an integral part of the financial statements.

52	The CCM Community Impact Bond Fund

	Principal Amount	Value
TES
4.33%, 10/20/2047 (d)	$4,082,789	$3,882,018
		183,978,253

TOTAL ASSET-BACKED SECURITIES (Cost $232,901,557)		217,156,991

BANK DEPOSIT PROGRAM - 2.26%
TriState Capital
1.03%, 11/01/2022	73,570,213	73,570,126

TOTAL BANK DEPOSIT PROGRAM (Cost $73,570,126)		73,570,126

NON-AGENCY CMBS - 0.43%
BX Commercial Mortgage Trust
1.77%, TSFR1M + 0.990%, 01/17/2039 (c) (d)	14,550,000	14,133,566

TOTAL NON-AGENCY CMBS (Cost $14,508,335)		14,133,566

SHORT-TERM INVESTMENT - 2.08%	Shares
Money Market Fund - 2.08%
First American Government Obligations Fund, Class X, 0.66% (g)	67,917,544	67,917,544

TOTAL SHORT-TERM INVESTMENT (Cost $67,917,544)		67,917,544

Total Investments (Cost $3,500,752,809) - 101.17%		$3,296,636,951
Liabilities in Excess of Other Assets, Net - (1.17)%		(38,177,630)
NET ASSETS - 100.00%		$3,258,459,321

(a)	Level 3 security in accordance with fair value hierarchy.
(b)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at May 31, 2022 is $52,999,453, which represents 1.63% of total net assets.

(c)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(d)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2022, these securities amounted to $266,706,276, which represents 8.19% of total net assets.

(e)	Security is subject to Alternative Minimum Tax.
(f)

Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,141,226 and $1,189,015, respectively.

(g)	The rate shown is the 7-day effective yield as of May 31, 2022.

AMT — Alternative Minimum Tax
Cl — Class
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA— Federal Housing Administration
FHMS — Federal Housing Offered Guaranteed Certificates Series
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
HUD — Housing and Urban Development
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate

The accompanying notes are an integral part of the financial statements.

53

RB — Revenue Bond
Ser — Series
SOFR30A — 30-Day Average Secured Overnight Finance Rate (SOFR)
TA — Tax Allocation
USD — United States Dollar
USDA — United States Department of Agriculture

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2022:

Assets	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$—	$1,784,178,502	$52,999,453		$1,837,177,955
Corporate Bonds	—	450,249,219	—		450,249,219
Municipal Bonds	—	375,289,583	—		375,289,583
U.S. Treasury Obligations	261,141,967	—	—		261,141,967
Asset-Backed Securities	—	217,156,991	—		217,156,991
Bank Deposit Program	73,570,126	—	—		73,570,126
Non-Agency CMBS	—	14,133,566	—		14,133,566
Short-Term Investment	67,917,544	—	—		67,917,544
Total Investments in Securities	$402,629,637	$2,841,007,861	$52,999,453	*	$3,296,636,951

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2021	$10,268,639
Accrued discounts/premiums	(3,773)
Realized gain/(loss)	(1,560)
Change in unrealized appreciation/(depreciation)	(460,512)
Purchases	30,358,557
Sales	(1,150,103)
Transfers into Level 3	13,988,205
Transfers out of Level 3	—
Ending balance as of May 31, 2022	$52,999,453
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(460,512)

For the year ended May 31, 2022, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value.

The accompanying notes are an integral part of the financial statements.

54	The CCM Community Impact Bond Fund

Statement of Assets and Liabilities as of May 31, 2022

Assets:
Investments, at fair value (identified cost — $3,500,752,809)	$3,296,636,951
Cash	5,169
Receivables:
Interest	10,595,639
Capital shares sold	8,298,446
Investment securities sold	4,853,672
Prepaid expenses	145,706
Total Assets	$3,320,535,583
Liabilities:
Payables:
Investment securities purchased	$56,324,537
Capital shares redeemed	1,977,968
Distributions to Shareholders	1,625,768
Investment advisory fees	832,040
Distribution fees	289,578
Shareholder servicing fees	229,188
Administration fees	137,266
Trustees' fees	25,310
Chief Compliance Officer fees	17,486
Other accrued expenses	617,121
Total Liabilities	$62,076,262
Net Assets:	$3,258,459,321
Net Assets consist of:
Paid-in capital	$3,565,632,501
Total distributable loss	(307,173,180)
Net Assets	$3,258,459,321
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 133,799,355 shares outstanding)	$1,315,646,295
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 192,773,574 shares outstanding)	$1,892,894,284
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 5,085,029 shares outstanding)	$49,918,742
Net Asset Value, offering and redemption price per share — CRA Shares	$9.83
Net Asset Value, offering and redemption price per share — Institutional Shares	$9.82
Net Asset Value, offering and redemption price per share — Retail Shares	$9.82

The accompanying notes are an integral part of the financial statements.

55

Statement of Operations for the fiscal year ended May 31, 2022

Investment Income:
Interest	$57,026,658
Dividends	61,670
Total investment income	57,088,328
Expenses:
Investment advisory fees	9,842,990
Distribution fees — CRA Shares	3,581,908
Distribution fees — Retail Shares	141,925
Special administrative services fees — CRA Shares	2,865,558
Accounting and administration fees	1,622,387
Trustees' fees	495,107
Chief Compliance Officer fees	197,827
Shareholder servicing fees — Retail Shares	56,770
Professional fees	610,847
Custodian fees	338,174
Transfer agent fees	242,242
Insurance expense	238,436
Registration and filing expenses	188,421
Printing fees	111,478
Other	327,516
Total expenses	20,861,586
Net investment income	36,226,742
Realized and unrealized gain (loss) on:
Net realized loss on investments	(26,494,614)
Net change in unrealized appreciation/(depreciation) on investments	(248,266,746)
Net realized and unrealized loss on investments	(274,761,360)
Net decrease in net assets resulting from operations:	$(238,534,618)

The accompanying notes are an integral part of the financial statements.

56	The CCM Community Impact Bond Fund

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021
Operations:
Net investment income	$36,226,742	$38,099,230
Net realized gain (loss) on investments	(26,494,614)	6,003,262
Net change in unrealized appreciation/(depreciation) on investments	(248,266,746)	(41,169,743)
Net increase (decrease) in net assets resulting from operations	(238,534,618)	2,932,749
Distributions to Shareholders
CRA Shares	(15,823,094)	(20,845,471)
Institutional Shares	(28,399,822)	(25,254,476)
Retail Shares	(679,905)	(883,811)
Total distributions	(44,902,821)	(46,983,758)
Capital share transactions:
CRA Shares
Shares issued	106,871,187	127,537,750
Shares reinvested	4,302,523	5,266,120
Shares redeemed	(120,584,109)	(61,439,710)
	(9,410,399)	71,364,160
Institutional Shares
Shares issued	898,490,353	751,981,987
Shares reinvested	22,998,923	19,982,283
Shares redeemed	(397,938,062)	(257,461,339)
	523,551,214	514,502,931
Retail Shares
Shares issued	21,898,521	32,787,550
Shares reinvested	652,473	840,130
Shares redeemed	(29,335,368)	(24,974,410)
	(6,784,374)	8,653,270
Increase in net assets from capital share transactions	507,356,441	594,520,361
Increase in net assets	223,919,002	550,469,352
Net Assets:
Beginning of year	3,034,540,319	2,484,070,967
End of year	$3,258,459,321	$3,034,540,319

The accompanying notes are an integral part of the financial statements.

57

	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021
Share Transactions:
CRA Shares
Shares issued	10,075,272	11,790,126
Shares reinvested	415,022	486,948
Shares redeemed	(11,672,840)	(5,661,998)
Increase/(decrease) in shares	(1,182,546)	6,615,076
CRA Shares outstanding at beginning of year	134,981,901	128,366,825
CRA Shares at end of year	133,799,355	134,981,901
Institutional Shares
Shares issued	86,206,544	69,559,342
Shares reinvested	2,224,042	1,852,259
Shares redeemed	(38,729,206)	(23,852,201)
Increase in shares	49,701,380	47,559,400
Institutional Shares outstanding at beginning of year	143,072,194	95,512,794
Institutional Shares at end of year	192,773,574	143,072,194
Retail Shares
Shares issued	2,098,213	3,035,157
Shares reinvested	62,856	77,830
Shares redeemed	(2,804,272)	(2,308,863)
Increase/(decrease) in shares	(643,203)	804,124
Retail Shares outstanding at beginning of year	5,728,232	4,924,108
Retail Shares at end of year	5,085,029	5,728,232

The accompanying notes are an integral part of the financial statements.

58	The CCM Community Impact Bond Fund

Financial Highlights - Per share data (for a share outstanding throughout each year)

	CRA Shares
	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018
Net Asset Value, Beginning of Year	$10.70	$10.86	$10.54	$10.33	$10.64
Investment Operations: Net investment income(a)	0.09	0.13	0.21	0.23	0.21
Net realized and unrealized gain (loss) on investments	(0.84)	(0.12)	0.34	0.22	(0.29)
Total from investment operations	(0.75)	0.01	0.55	0.45	(0.08)
Distributions from:
Net investment income	(0.12)	(0.17)	(0.23)	(0.24)	(0.23)
Total distributions	(0.12)	(0.17)	(0.23)	(0.24)	(0.23)
Net Asset Value, End of Year	$9.83	$10.70	$10.86	$10.54	$10.33
Total return	(7.10)%	(0.01)%	5.31%	4.48%	(0.75)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$1,315,646	$1,444,440	$1,394,477	$1,317,639	$1,406,055
Ratio of expenses to average net assets	0.88%	0.90%	0.91%	0.92%	0.91%
Ratio of net investment income to average net assets	0.85%	1.17%	1.92%	2.20%	1.97%
Portfolio turnover rate	55%	49%	30%	23%	36%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

59

Financial Highlights - Per share data (for a share outstanding throughout each year)

	Institutional Shares
	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018
Net Asset Value, Beginning of Year	$10.69	$10.85	$10.53	$10.31	$10.63
Investment Operations: Net investment income(a)	0.14	0.17	0.25	0.27	0.25
Net realized and unrealized gain (loss) on investments	(0.85)	(0.11)	0.35	0.24	(0.29)
Total from investment operations	(0.71)	0.06	0.60	0.51	(0.04)
Distributions from:
Net investment income	(0.16)	(0.22)	(0.28)	(0.29)	(0.28)
Total distributions	(0.16)	(0.22)	(0.28)	(0.29)	(0.28)
Net Asset Value, End of Year	$9.82	$10.69	$10.85	$10.53	$10.31
Total return	(6.69)%	0.45%	5.79%	5.06%	(0.40)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$1,892,894	$1,528,900	$1,036,183	$735,778	$515,163
Ratio of expenses to average net assets	0.43%	0.45%	0.46%	0.48%	0.46%
Ratio of net investment income to average net assets	1.31%	1.60%	2.36%	2.65%	2.43%
Portfolio turnover rate	55%	49%	30%	23%	36%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

60	The CCM Community Impact Bond Fund

Financial Highlights - Per share data (for a share outstanding throughout each year)

	Retail Shares
	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018
Net Asset Value, Beginning of Year	$10.68	$10.85	$10.52	$10.31	$10.63
Investment Operations: Net investment income(a)	0.10	0.14	0.22	0.24	0.22
Net realized and unrealized gain (loss) on investments	(0.83)	(0.13)	0.35	0.22	(0.30)
Total from investment operations	(0.73)	0.01	0.57	0.46	(0.08)
Distributions from:
Net investment income	(0.13)	(0.18)	(0.24)	(0.25)	(0.24)
Total distributions	(0.13)	(0.18)	(0.24)	(0.25)	(0.24)
Net Asset Value, End of Year	$9.82	$10.68	$10.85	$10.52	$10.31
Total return	(6.93)%	0.00%	5.52%	4.59%	(0.75)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$49,919	$61,200	$53,411	$48,572	$57,358
Ratio of expenses to average net assets	0.78%	0.80%	0.81%	0.82%	0.81%
Ratio of net investment income to average net assets	0.95%	1.27%	2.02%	2.30%	2.07%
Portfolio turnover rate	55%	49%	30%	23%	36%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

61

Notes to Financial Statements May 31, 2022

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Community Impact Bond Fund (the "Fund"). The Fund is a diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, LLC (the “Advisor”) is the Fund’s investment adviser. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. The Fund’s portfolio securities are valued at market value based on independent third party pricing. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, subject to the review and supervision of the Trust’s Board of Trustees. Circumstances in which securities may be fair valued include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news is released such as governmental approvals. In addition, the Trust, in its discretion, may make adjustments to the prices of securities held by the Fund if an event occurs after the publication of market values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures.

Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are

62	The CCM Community Impact Bond Fund

amortized to income over their prospective lives, using the effective interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at the time of acquisition, are valued at the evaluated price supplied by an independent pricing service.

Independent pricing services may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced using the Fair Value Valuation Procedures listed below.

Debt securities with a remaining maturity of more than 60 days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

At May 31, 2022, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $52,999,453.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3

63

whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the fiscal year ended May 31, 2022, there have been no significant changes to the Fund’s fair value methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of May 31, 2022. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at May 31, 2022	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$8,658,444	Matrix Pricing	Structure Average Life Years Spread to Benchmark	2 out of lockout with remaining maturity term of 0.51 Years. The remaining FHA Securities have a lockout range 0.08 – 2.58 (1.33) Years. 0.15 - 3.07 (1.29) Years N+255 - N+515 (N+354)
U.S. Government & Agency Obligations - FNMA Multifamily (DUS)	30,352,804	Matrix Pricing	Structure Average Life Years Spread to Benchmark Variance to Dealer Average

3 are 10/9.5 with 2 having 10YR IO. Two are 10YR DPP with average life of 9.51 years. The remaining security is 10/7 structure with 9.09 years of avg life.

6.25-9.99 (7.87) Years

N+54 - N+79 (N+65)

0.00% - 1.34% (0.44%)

U.S. Government & Agency Obligations - United States Department of Agriculture	13,988,205	Matrix Pricing	Structure Spread to Benchmark Average Life Years	Fixed Coupon N+448 6.30 Years

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of

64	The CCM Community Impact Bond Fund

Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (the "IRC") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect

65

the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2022 were as follows:

	Shares	Amount
CRA Shares
Shares issued	10,075,272	$106,871,187
Shares reinvested	415,022	4,302,523
Shares redeemed	(11,672,840)	(120,584,109)
Net Decrease	(1,182,546)	$(9,410,399)
Institutional Shares
Shares issued	86,206,544	$898,490,353
Shares reinvested	2,224,042	22,998,923
Shares redeemed	(38,729,206)	(397,938,062)
Net Increase	49,701,380	$523,551,214
Retail Shares
Shares issued	2,098,213	$21,898,521
Shares reinvested	62,856	652,473
Shares redeemed	(2,804,272)	(29,335,368)
Net Decrease	(643,203)	$(6,784,374)

66	The CCM Community Impact Bond Fund

Transactions in shares of the Fund for the fiscal year ended May 31, 2021 were as follows:

	Shares	Amount
CRA Shares
Shares issued	11,790,126	$127,537,750
Shares reinvested	486,948	5,266,120
Shares redeemed	(5,661,998)	(61,439,710)
Net Increase	6,615,076	$71,364,160
Institutional Shares
Shares issued	69,559,342	$751,981,987
Shares reinvested	1,852,259	19,982,283
Shares redeemed	(23,852,201)	(257,461,339)
Net Increase	47,559,400	$514,502,931
Retail Shares
Shares issued	3,035,157	$32,787,550
Shares reinvested	77,830	840,130
Shares redeemed	(2,308,863)	(24,974,410)
Net Increase	804,124	$8,653,270

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the fiscal year ended May 31, 2022, were as follows:

Purchases:
U.S. Government	$1,651,996,525
Other	591,767,979
Sales and Maturities:
U.S. Government	$1,433,693,848
Other	272,384,936

At May 31, 2022, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$3,503,345,079
Gross unrealized appreciation	2,768,329
Gross unrealized depreciation	(209,476,457)
Net depreciation on investments	$(206,708,128)

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Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2022, the Fund paid $9,842,990 to the Advisor.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily NAV of the CRA Shares held by such financial institutions. For the fiscal year ended May 31, 2022, the Advisor was entitled to receive fees of $2,865,558 pursuant to the Special Administrative Services Agreement.

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the Fund’s CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the fiscal year ended May 31, 2022, the Fund incurred distribution expenses of $3,581,908 and $141,925 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily NAV of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2022. For the fiscal year ended May 31, 2022, the Fund incurred expenses under the Services Plan of $56,770.

68	The CCM Community Impact Bond Fund

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2022 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. If at any time the Fund's total annualized expenses (excluding acquired Fund fees and expenses) exceed the respective limitation noted above, the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Advisor, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement. There were no fees waived by the Advisor during the year ended May 31, 2022. As of May 31, 2022, there were no previously waived fees subject to recoupment by the Advisor.

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the IRC for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings, in the period that the differences arise. Permanent differences are primarily attributable to paydowns. None of these permanent differences necessitate a charge to the paid in capital account.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2022	Fiscal Year Ended May 31, 2021
Distributions declared from:
Ordinary income	$(44,902,821)	$(46,983,758)
Total Distributions	$(44,902,821)	$(46,983,758)

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

69

As of May 31, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,824,281
Capital loss carryforwards	(72,184,849)
Post-October losses	(28,280,197)
Other temporary differences	(2,824,287)
Unrealized depreciation, net	(206,708,128)
Accumulated losses, net	$(307,173,180)

As of May 31, 2022, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$13,856,621	$58,328,228	$72,184,849

Post October losses represent losses realized on investment transactions from November 1, 2021 through May 31, 2022 that, in accordance with Federal income tax regulations, the Fund elected to defer $21,100,757 short-term and $7,179,440 long-term as having arisen in the following year.

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans, certain state municipal bonds and U.S. government mortgage-backed obligations. Investments in these issues could represent a concentration of credit risk.

Asset-Back Securities Risk: Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Corporate Debt Securities Risk: Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. As with all debt securities, the market value of a corporate debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of

70	The CCM Community Impact Bond Fund

the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

CRA-Qualifying Investments Strategy Risk: The Advisor believes that certain of the Fund’s investments will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA consideration with respect to shares of the Fund owned by them. The Fund’s goal of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Advisor to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund’s investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Fixed Income Risk: Generally, the prices of fixed income debt securities tend to move in the opposite direction of interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Investment Company Risk: Investment company risk includes the risks of investing indirectly in affiliated and unaffiliated investment companies, including closed-end funds and exchange-traded funds, through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company.

Impact Investing Risk: The Fund intends to invest its assets in bonds that fall under the definition of one or more of its impact themes. The Fund’s results may be lower than other funds that do not seek to invest in bonds that may be considered community, sustainable and impactful investments.

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Successful application of the Fund’s impact investing strategy will depend on its portfolio managers’ ability to identify and analyze a bond’s use of proceeds, and there can be no assurance that that the strategy or techniques employed will be successful. Further, investors may differ in their views of what constitutes an impactful investment. As a result, the Fund may invest in bonds that do not reflect the beliefs and values of any particular investor.

LIBOR Risk: Certain of the Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). In July of 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financing Rate Data (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts, and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also

72	The CCM Community Impact Bond Fund

lead to a reduction in the value of some LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the completion of the transition. All of the aforementioned may adversely affect the Fund's performance or NAV.

Municipal Securities Risk: Municipal securities risk is the risk that municipal securities may be subject to credit/default risk, interest rate risk, liquidity risk and certain additional risks. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

Prepayment Risk: Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

U.S. Government Securities Risk: Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.

Note 7 – NEW ACCOUNTING PRONOUNCEMENT

In March 2020, the Financial Accounting Standards Board issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the FCA. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications

73

as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

Note 8 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

74	The CCM Community Impact Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of CCM Community Impact Bond Fund

and the Board of Trustees of Community Capital Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of CCM Community Impact Bond Fund, one of the funds constituting Community Capital Trust (the “Fund”), including the schedule of investments, as of May 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights of the Fund for the year ended May 31, 2018 were audited by other auditors whose report, dated July 30, 2018, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the

75

overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

July 27, 2022

We have served as the auditor of one or more Community Capital Trust investment companies since 2019.

76	The CCM Community Impact Bond Fund

Proxy Policies (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

Quarterly Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters or as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.

Notice to Shareholders (Unaudited)

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying Dividend Income(1)	Qualifying Business Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)
0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	94.08%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

77

Trustees and Officers (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

78	The CCM Community Impact Bond Fund

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee During Past 5 Years[4]
INDEPENDENT TRUSTEES
John E. Taylor Age 72	Chairman of the Board and Trustee	6/1/99	President & Director Community Consulting, Inc., August 2021 to present; President and Founder, National Community Reinvestment Coalition, January 1992 to August 2021.	2	None
Heinz Riehl Age 85	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present.	2	None
Irvin M. Henderson Age 65	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	2	None
Robert O. Lehrman Age 86	Trustee	9/29/00	Business consultant and special counsel, 1997 to present; formerly, director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	2	None
Mirian Saez Age 64	Trustee	6/26/19	Former Director of Island Operations, City and County of San Francisco, 2006 to 2020; Executive Advisory Council, Leadership California, Inc. (a non-profit), 2013 to present; Executive Committee, Mercy Housing California, Inc. (a nonprofit), 2014 to present; formerly: Co-Chair Finance Committee, WDC Board of Education; Oversight Board, Resolution Trust Corporation.	2	None
Robert Dickerson Age 69	Trustee	1/23/20	Executive Director, Birmingham Business Resource Center (business management consulting), November 1996 to present; Chief Executive Officer, Birmingham City Wide Local Development Company from November 1996 to present.	2	None

79

Name, Address and Age	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years
OFFICERS
Alyssa D. Greenspan c/o Community Capital Management, LLC 2500 Weston Road Suite 101 Weston, FL 33331 Age 49	President	1/22/21 (previously served as Vice President since 2010)

President, Community Capital Management, LLC since January 2015; Chief Operating Officer, Community Capital Management, LLC since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management, LLC since May 2003.

Jessica Botelho c/o Community Capital Management, LLC 2500 Weston Road Suite 101 Weston, FL 33331 Age: 38	Vice President	10/21/16

Director of CRA & Impact Research, Community Capital Management, LLC since July 2017; Director, Shareholder Relations, Community Capital Management, LLC since May 2015; Associate Director, Shareholder Relations, Community Capital Management, LLC from May 2013 to April 2015.

James Malone, CFA c/o Community Capital Management, LLC 2500 Weston Road Suite 101 Weston, FL 33331 Age 50	Treasurer	4/1/14	Chief Financial Officer of Community Capital Management, LLC since July 2013; Director of Investment Platforms, since September 2011.
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 53	Chief Compliance Officer	12/18/09	President, Little Consulting Group, Inc. since 2011; Managing Member, Chenery Compliance Group LLC since 2015; Chief Compliance Officer of Community Capital Management Inc. since January 2010.
Michael P. Malloy Faegre Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 62	Secretary	6/1/99	Partner, Faegre Drinker Biddle & Reath LLP (formerly, Drinker Biddle & Reath LLP) (law firm) since 1993.

1	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, LLC 2500 Weston Road, Suite 101, Weston, Florida 33331.
2

Each Trustee holds office until he or she resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one-year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3	The Fund Complex consists of the Trust. The Trust has two portfolios, the Fund and The CCM Alternative Income Fund.
4	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

80	The CCM Community Impact Bond Fund

Approval of Advisory Agreement (Unaudited)

At a meeting held on April 28, 2022, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Trust’s Advisory Agreement with the Advisor with respect to the Fund for an additional one-year period. The Advisor reviewed and responded to Trustees’ questions concerning the materials relating to the Advisory Agreement, in particular, a letter from the Advisor responding to specific questions from the Trustees relating to the Advisory Agreement. Among other things, those materials and the Advisor’s presentation covered: (i) the nature, extent and quality of the Advisor’s services provided to the Fund; (ii) the experience and qualifications of the Advisor’s personnel involved in the management of the Trust; (iii) the Advisor’s investment philosophy and process; (iv) the Advisor’s assets under management; (v) the current advisory fee arrangement for the Fund and the Advisor’s separate account fees; (vi) the performance of the Fund and the advisory fee and expenses as compared to similar funds; (vii) the Advisor’s financial statements and profitability; (viii) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust; (ix) whether fee levels reflect the extent to which economies of scale would be realized as the Fund grows for the benefit of the Fund’s shareholders; (x) the Advisor’ policies and procedures that are in place to address, among other things, informational and cyber-related security; and (xi) the Advisor’s current plans for facilitating compliance with new SEC rules and related amendments.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them in connection with the continuation of the Advisory Agreement, including the matters covered at the April 7, 2022 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor relating to the Advisory Agreement. In connection with such continuation, counsel to the Trust reviewed his firm’s memorandum outlining the Trustees’ duties and responsibilities in connection with the continuation of the Advisory Agreement. After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor has the capabilities, resources and personnel necessary to manage the Fund; (ii) based on the services that the Advisor provides to the Fund under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable; (iii) the difference in management fees between the Fund and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s direct and indirect expenses in providing advisory services to the Fund were reasonable; and (v) breakpoints were currently not relevant to the Fund given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including

81

Approval of Advisory Agreement (Unaudited)

all of the Independent Trustees, concluded that it was in the best interests of the Fund to continue the Advisory Agreement with the Advisor for an additional one-year period.

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Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Apex Fund Services

Three Canal Plaza, Group Floor

Portland, ME 04101

Legal Counsel:

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the

Board of Trustees

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

Robert Dickerson, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Item 2. Code of Ethics.

(a)	The Registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Irvin Henderson, a member of the Registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Henderson is "independent" as that term is defined in paragraph (a)(2) of this Item's instructions.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $104,630 and $94,000 for fiscal years ended May 31, 2022 and May 31, 2021, respectively.

(b)	Audit-Related Fees. The aggregate fees billed for each of the last two fiscal years for assurance and related services by the Registrant's principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 and $0 for the fiscal years ended May 31, 2022 and May 31, 2021, respectively.

(c)	Tax Fees. The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $13,250 and $12,600 for the fiscal years ended May 31, 2022 and May 31, 2021, respectively.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the Registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 for the fiscal years ended May 31, 2022 and May 31, 2021, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee chairman approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the Registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended May 31, 2022 and May 31, 2021 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the Registrant's principal accountant for the Registrant's adviser.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Annual Report to Stockholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
Date: August 8, 2022	President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
Date: August 8, 2022	President and Principal Executive Officer

By (Signature and Title)*	/s/ James H. Malone
James H. Malone,
Date: August 8, 2022	Treasurer and Principal Financial Officer

*	Print the name and title of each signing officer under his or her signature.